UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-04416

                                               PNC Funds

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

                                             Baltimore, MD 21201

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

                                         Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

P N C B a l a n c e d A l l o c a t i o n F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 (U n a u d i t ed )

	Number of Shares	Value (000)

COMMON STOCKS — 48.1%
Consumer Discretionary — 6.4%
Aaron’s	6,680	$178
American Axle & Manufacturing Holdings*	16,310	152
BorgWarner*	2,840	203
Buckle	2,070	82
Chipotle Mexican Grill*	600	188
Coinstar*	3,740	171
Dorman Products*	3,120	101
Fossil*	2,200	213
Limited Brands	6,050	228
Lowe’s	17,976	358
Macy’s	9,800	254
Madison Square Garden*	4,590	111
McDonald’s	3,060	277
O’Reilly Automotive*	3,240	210
Penn National Gaming*	3,210	128
Polaris Industries	2,200	242
PVH	3,120	208
Target	16,399	847
Tiffany	2,693	194
Time Warner Cable	4,275	280
Tractor Supply	2,170	133
Universal Electronics*	4,700	91
Viacom, Cl B	6,690	323
WMS Industries*	3,590	78
Wyndham Worldwide	6,960	226

		5,476

Consumer Staples — 6.6%
Boston Beer, Cl A*	1,070	87
Campbell Soup	5,370	171
Coca-Cola	8,230	580
Corn Products International	2,320	109
CVS Caremark	18,158	652
Energizer Holdings*	5,597	422
Estee Lauder, Cl A	2,830	276
General Mills	8,136	308
Green Mountain Coffee Roasters*	2,790	292
Hershey	5,500	323
J.M. Smucker	1,655	119
Kimberly-Clark	2,754	191
PepsiCo	1,375	89
Philip Morris International	7,720	535
Procter & Gamble	10,444	665
TreeHouse Foods*	3,660	201
Wal-Mart Stores	8,438	449
Whole Foods Market	2,970	196

		5,665

Energy — 4.7%
Apache	6,317	651
Atwood Oceanics*	2,640	111
Baker Hughes	4,760	291
Chevron	6,552	648
Complete Production Services*	3,130	91
Contango Oil & Gas*	3,100	188
EQT	4,470	268
ExxonMobil	11,700	866
HollyFrontier	3,610	259
National Oilwell Varco	3,570	236
Oil States International*	1,050	69
Swift Energy Co*	4,500	139

	Number of Shares	Value (000)

World Fuel Services	6,210	$231

		4,048

Financials — 5.7%
Allstate	12,557	329
American Express	4,030	200
AmTrust Financial Services	12,740	308
Bank of the Ozarks	10,600	241
Chubb	6,987	432
CVB Financial	9,040	79
Discover Financial Services	4,366	110
Glacier Bancorp	9,090	105
Home Bancshares	4,990	117
JPMorgan Chase	12,661	475
Lincoln National	14,405	299
Morgan Stanley	8,776	154
Northern Trust	7,656	294
Portfolio Recovery Associates*	3,050	223
Prosperity Bancshares	2,930	111
Public Storage REIT	1,560	193
RLI	2,970	188
Simon Property Group REIT	1,300	153
Travelers	6,854	346
Virtus Investment Partners*	3,020	185
Wells Fargo	8,337	218
World Acceptance*	2,210	144

		4,904

Healthcare — 6.0%
AmerisourceBergen	6,510	258
Baxter International	4,690	262
Bio-Reference Labs*	6,400	129
Catalyst Health Solutions*	2,660	143
Celgene*	3,760	224
Gilead Sciences*	6,510	260
Johnson & Johnson	15,432	1,015
Merck	25,524	845
MWI Veterinary Supply*	2,360	175
Neogen*	1,990	69
Par Pharmaceutical*	2,540	75
PAREXEL International*	7,290	149
Pfizer	45,470	863
UnitedHealth Group	12,246	582
Universal Health Services, Cl B	3,390	141

		5,190

Industrials — 6.2%
Babcock & Wilcox*	15,546	358
BE Aerospace*	5,820	203
Colfax*	6,900	173
CSX	14,700	322
Cummins	2,444	227
Curtiss-Wright	4,070	125
Danaher	2,085	95
Dover	4,310	248
Eaton	5,790	249
EnerSys*	3,800	85
Esterline Technologies*	2,850	215
General Dynamics	7,485	480
General Electric	30,438	496
ICF International*	5,640	128
Illinois Tool Works	5,366	250

See Notes to Schedules of Investments
1

P N C B a l a n c ed A l l o c a t i o n Fund
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 (U n a u d i t e d)

	Number of Shares	Value (000)

COMMON STOCKS — continued
Industrials — continued
Insituform Technologies*	5,000	$83
Joy Global	2,840	237
KBR	5,130	154
Oshkosh*	14,040	277
Pall	5,500	281
Regal-Beloit	2,450	144
Triumph Group	3,180	167
United Technologies	4,030	299

		5,296

Information Technology — 9.0%
Apple*	2,757	1,061
Cisco Systems	49,167	771
eBay*	6,510	201
EMC*	11,090	250
Entropic Communications*	9,210	41
Finisar*	5,170	95
Google, Cl A*	535	289
Informatica*	5,590	233
Intel	14,898	300
International Business Machines	4,750	817
Liquidity Services*	6,610	159
Littelfuse	2,730	127
Mastercard, Cl A	1,149	379
Microsoft	36,639	975
Monolithic Power Systems*	6,180	78
NetApp*	3,940	148
Oracle	16,860	473
OSI Systems*	5,800	226
QUALCOMM	8,900	458
Rofin-Sinar Technologies*	4,420	102
Tyler Technologies*	5,730	145
Visa, Cl A	2,938	258
Wright Express*	3,390	143

		7,729

Materials — 1.5%
Balchem	2,810	116
Celanese, Series A	3,995	188
Crown Holdings*	6,970	247
E.I. DuPont de Nemours	4,610	223
Eastman Chemical	3,940	326
Sigma-Aldrich	1,500	97
Sonoco Products	3,115	98

		1,295

Telecommunication Services — 0.7%
AT&T	15,045	428
Verizon Communications	4,610	167

		595

Utilities — 1.3%
Edison International	5,470	203
Exelon	11,848	511
NextEra Energy	4,980	283
NRG Energy*	5,980	140

		1,137
Total Common Stocks
(Cost $39,605)		41,335

	Number of Shares	Value (000)

PREFERRED STOCKS — 0.0%
Financial Conduits — 0.0%
Fannie Mae	13,500	$27
Freddie Mac	6,900	16

Total Preferred Stocks
(Cost $375)		43

FOREIGN COMMON STOCKS — 7.9%
Consumer Discretionary — 0.8%
ASOS PLC (United Kingdom)*	1,988	64
Burberry Group PLC (United Kingdom)	2,450	55
China ZhengTong Auto Services Holdings (China)*	49,500	68
Compass Group PLC (United Kingdom)	8,907	79
Domino’s Pizza UK & IRL PLC (United Kingdom)	4,299	35
ElringKlinger AG (Germany)	1,025	26
Gildan Activewear (Canada)	2,370	64
Intime Department Store Group (China)	35,857	57
LVMH Moet Hennessy Louis Vuitton SA (France)	519	87
Nitori Holdings (Japan)	821	84
Nokian Renkaat OYJ (Finland)	1,290	48
Start Today (Japan)	1,000	27

		694

Consumer Staples — 0.6%
Anheuser-Busch InBev NV, ADR (Belgium)	1,254	69
Cia de Bebidas das Americas, ADR (Brazil)	1,050	37
Hengan International Group (China)	1,992	17
Jeronimo Martins SGPS SA (Portugal)	3,904	73
Koninklijke Ahold NV (Netherlands)	3,133	37
L’Oreal SA (France)	560	61
Nestle SA (Switzerland)	2,328	144
Reckitt Benckiser Group PLC (United Kingdom)	1,018	54
Tesco PLC (United Kingdom)	8,441	52

		544

Energy — 1.3%
BG Group PLC (United Kingdom)	6,476	140
GCL-Poly Energy Holdings (Hong Kong)	156,256	69
Nabors Industries (Bermuda)*	15,859	292
Noble (Switzerland)	7,570	256
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	555	43
Tullow Oil PLC (United Kingdom)	3,318	58
Weatherford International (Switzerland)*	14,360	246

		1,104

Financials — 1.0%
Evergrande Real Estate Group (China)	91,331	57
FirstService (Canada)*	4,040	129
Hargreaves Lansdown PLC (United Kingdom)	5,518	39
HSBC Holdings PLC, ADR (United Kingdom)	1,050	46
IRF European Finance Investments (United Kingdom) (A) (B)	31,579	24
Lazard, Cl A (Bermuda)	5,415	158
Noah Holdings, ADR (China)*	2,213	27
PartnerRe (Bermuda)	4,160	237
PDG Realty SA Empreendimentos e Participacoes (Brazil)	6,082	29
Ratos AB, Cl B (Sweden)	2,000	30
Schroders PLC (United Kingdom)	941	23

See Notes to Schedules of Investments
2

	Number of Shares	Value (000)

FOREIGN COMMON STOCKS — continued
Financials — continued
Standard Chartered PLC (United Kingdom)	2,606	$59

		858

Healthcare — 1.2%
Abcam PLC (United Kingdom)	7,808	47
Cochlear (Australia)	768	62
Covidien PLC (Ireland) (Ireland)	5,590	292
DiaSorin SpA (Italy)	1,595	68
Elekta AB (Sweden)	969	36
Genomma Lab Internacional SA de CV (Mexico)*	14,006	30
Novo Nordisk A/S, ADR (Denmark)	908	97
Shire PLC, ADR (Ireland)	3,295	320
Teva Pharmaceutical Industries, ADR (Israel)	1,956	81

		1,033

Industrials — 0.9%
ABB, ADR (Switzerland)	3,308	70
FANUC (Japan)	704	117
Hexagon AB, Cl B (Sweden)	2,400	40
Komatsu (Japan)	2,300	61
Metso OYJ (Finland)	837	32
Meyer Burger Technology AG (Switzerland)*	1,100	40
Michael Page International PLC (United Kingdom)	4,727	30
Nabtesco (Japan)	2,000	45
Rational AG (Germany)	136	34
Ritchie Bros. Auctioneers (Canada)	5,440	125
Schneider Electric SA (France)	350	47
SMC (Japan)	200	32
Weir Group PLC (United Kingdom)	2,151	67
Zhuzhou CSR Times Electric (China)	10,833	26

		766

Information Technology — 1.3%
Accenture PLC, Cl A (Ireland)	1,200	64
ARM Holdings PLC, ADR (United Kingdom)	3,817	105
Axis Communications AB (Sweden)	1,997	37
Canon, ADR (Japan)	1,317	62
Check Point Software Technologies (Israel)*	1,471	80
Dassault Systemes SA (France)	550	45
Gree (Japan)	4,450	144
Kakaku.com (Japan)	2,200	82
NetQin Mobile, ADR (China)*	5,452	34
Open Text (Canada)*	2,800	165
Opera Software ASA (Norway)	3,961	21
SAP AG, ADR (Germany)	1,682	92
Tencent Holdings (China)	3,791	90
Velti PLC (Ireland)*	2,491	24
Wirecard AG (Germany)	3,815	67

		1,112

Materials — 0.7%
Antofagasta PLC (United Kingdom)	3,208	70
China Resources Cement Holdings (Hong Kong)	65,518	62
Eldorado Gold (Canada)	2,821	56
Kuraray (Japan)	5,081	73
Mitsubishi (Japan)	1,633	39
Rio Tinto PLC, ADR (United Kingdom)	1,855	114
Syngenta AG, ADR (Switzerland)	1,878	119
Vale SA, ADR (Brazil)	1,425	40

		573

	Number of Shares	Value (000)

Telecommunication Services — 0.0%
Telenor ASA (Norway)	2,948	$49

		49

Utilities — 0.1%
Red Electrica SA (Spain)	1,139	56

		56
Total Foreign Common Stocks
(Cost $6,419)		6,789

EXCHANGE TRADED FUNDS — 11.3%
iShares MSCI EAFE Value Index	106,958	4,909
iShares MSCI Emerging Markets Index Fund	57,711	2,466
SPDR S&P 500 ETF Trust	19,000	2,319

Total Exchange Traded Funds
(Cost $11,855)		9,694

FOREIGN EQUITY CERTIFICATE — 0.0%
Financials — 0.0%
Yes Bank, (India), Issued by J.P. Morgan Structured Products B.V., Expires 09/21/15	3,530	21
Total Foreign Equity Certificate (Cost $26)		21

	Par (000)

ASSET BACKED SECURITIES — 2.6%
Automotive — 0.8%
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A4
1.780%, 12/15/15	$215	221
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	170	175
World Omni Auto Receivables Trust,
Series 2011-A, Cl A4
1.910%, 04/15/16	295	302

		698

Credit Cards — 0.4%
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	330	338

Utilities — 1.4%
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	112	115
JCP&L Transition Funding LLC,
Series 2002-A, Cl A3
5.810%, 12/05/15	465	493
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	470	567

		1,175
Total Asset Backed Securities
(Cost $2,068)		2,211

See Notes to Schedules of Investments
3

P N C B a l a n c e d A l l o c a t i o n F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 31, 2011 (U n a u d i t e d)

	Par (000)	Value (000)

COLLATERALIZED MORTGAGE OBLIGATION — 0.9%
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	$687	$742

Total Collateralized Mortgage Obligation
(Cost $660)		742

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD5, Cl A2
5.655%, 11/15/44	44	45
CS First Boston Mortgage Securities,
Series 2005-C3, Cl A2
4.512%, 07/15/37	76	76
CS First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (C)	545	593
Ginnie Mae, Series 2009-111, Cl A
3.486%, 08/16/39	374	394

Total Commercial Mortgage-Backed Securities
(Cost $1,038)		1,108

CORPORATE BONDS — 11.5%
Aerospace — 0.1%
BE Aerospace
8.500%, 07/01/18	50	54

Automotive — 0.1%
BorgWarner
4.625%, 09/15/20	75	79

Cable — 0.8%
AMC Networks
7.750%, 07/15/21 144A	25	26
Belo
8.000%, 11/15/16	50	53
Comcast
5.700%, 05/15/18	70	81
DIRECTV Holdings LLC
4.600%, 02/15/21	150	157
Discovery Communications LLC
4.375%, 06/15/21	50	52
DISH DBS
7.750%, 05/31/15	50	53
Historic TW
6.625%, 05/15/29	65	73
NBCUniversal Media LLC
5.150%, 04/30/20	110	122
News America
8.450%, 08/01/34	25	30
6.650%, 11/15/37	75	81

		728

Consumer Discretionary — 0.1%
Hasbro
6.300%, 09/15/17	95	110

Consumer Non-Cyclical — 0.1%
Interface
7.625%, 12/01/18	50	51

	Par (000)	Value (000)

Energy — 1.2%
Anadarko Petroleum
8.700%, 03/15/19	$75	$97
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	50	51
Encore Acquisition
9.500%, 05/01/16	20	22
EQT
8.125%, 06/01/19	30	37
Hess
5.600%, 02/15/41	70	72
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	125	139
Nexen
5.875%, 03/10/35	110	104
ONEOK Partners LP
6.125%, 02/01/41	75	79
Petrobras International Finance
3.875%, 01/27/16	115	118
Suncor Energy
6.100%, 06/01/18	85	98
Tesoro
9.750%, 06/01/19	35	38
Weatherford International
5.125%, 09/15/20	70	73
Williams Partners LP
4.125%, 11/15/20	75	75

		1,003

Financials — 3.5%
American Express
7.000%, 03/19/18	55	65
Ameriprise Financial
7.300%, 06/28/19	90	111
Bank of America
5.750%, 12/01/17	240	249
Bank of Montreal (MTN)
0.723%, 04/29/14(C)	150	150
Bank of Nova Scotia
4.375%, 01/13/21	40	43
Barclays Bank PLC
6.750%, 05/22/19	125	137
BBVA U.S. Senior, S.A. Unipersonal
3.250%, 05/16/14	100	98
Capital One Bank USA NA
6.500%, 06/13/13	75	81
Capital One Financial
3.150%, 07/15/16	90	90
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	90	105
Citigroup
6.010%, 01/15/15	90	97
4.875%, 05/07/15	75	75
Credit Suisse
5.400%, 01/14/20	110	109
First Niagara Financial Group
6.750%, 03/19/20	80	89
General Electric Capital
5.500%, 01/08/20	35	39
4.625%, 01/07/21	50	51
General Electric Capital (MTN)
5.625%, 09/15/17	60	67

See Notes to Schedules of Investments
4

	Par (000)	Value (000)

CORPORATE BONDS — continued
Financials — continued
Goldman Sachs Group 5.950%, 01/18/18	$225	$239
Harley-Davidson Financial Services 3.875%, 03/15/16 144A	25	26
HSBC Bank USA 4.625%, 04/01/14	135	139
International Lease Finance 6.500%, 09/01/14 144A	50	51
JPMorgan Chase
6.125%, 06/27/17	150	167
6.000%, 01/15/18	35	39
4.625%, 05/10/21	120	124
Mellon Funding 5.500%, 11/15/18	165	185
Merrill Lynch (MTN) 6.875%, 04/25/18	20	21
Morgan Stanley 4.000%, 07/24/15	125	124
Santander US Debt SA Unipersonal 3.724%, 01/20/15 144A	100	94
Wachovia Capital Trust III 5.570%, 03/29/49(C)	110	96
Westpac Banking 3.000%, 08/04/15	85	87

		3,048

Food, Beverage & Tobacco — 0.3%
Anheuser-Busch InBev Worldwide 7.750%, 01/15/19	125	164
Constellation Brands 8.375%, 12/15/14	50	56
TreeHouse Foods 7.750%, 03/01/18	65	68

		288

Healthcare — 0.3%
HCA 8.500%, 04/15/19	65	71
Johnson & Johnson 5.950%, 08/15/37	90	112
Mylan 7.875%, 07/15/20 144A	50	54
		237

Industrials — 0.5%
CRH America 4.125%, 01/15/16	75	77
Huntington Ingalls Industries 6.875%, 03/15/18 144A	50	47
L-3 Communications 4.950%, 02/15/21	70	73
Owens-Illinois 7.800%, 05/15/18	50	52
Republic Services 5.700%, 05/15/41	75	78
Thermo Fisher Scientific 3.200%, 05/01/15	55	58
		385

	Par (000)	Value (000)

Insurance — 0.9%
AON 3.500%, 09/30/15	$65	$67
Berkshire Hathaway Finance 4.250%, 01/15/21	150	160
Hartford Financial Services Group 6.300%, 03/15/18	70	74
MetLife
7.717%, 02/15/19	40	49
6.400%, 12/15/36	65	59
Principal Financial Group 8.875%, 05/15/19	125	165
Prudential Financial (MTN) 7.375%, 06/15/19	80	95
Reinsurance Group of America 6.450%, 11/15/19	95	109

		778

Materials — 0.4%
ArcelorMittal 7.000%, 10/15/39	90	87
Dow Chemical 4.250%, 11/15/20	95	97
Georgia-Pacific LLC 5.400%, 11/01/20 144A	50	51
International Paper 7.500%, 08/15/21	70	83
MeadWestvaco 7.375%, 09/01/19	50	57

		375

Real Estate Investment Trusts — 0.5%
CommonWealth REIT 5.875%, 09/15/20	70	73
Digital Realty Trust LP 4.500%, 07/15/15	100	103
Health Care REIT 5.250%, 01/15/22	90	90
ProLogis LP
4.500%, 08/15/17	15	15
6.625%, 12/01/19	75	76
Realty Income 6.750%, 08/15/19	60	70
WEA Finance LLC 4.625%, 05/10/21 144A	35	34

		461

Retail — 0.6%
AutoZone 4.000%, 11/15/20	80	81
Home Depot 5.875%, 12/16/36	85	92
Kroger 6.400%, 08/15/17	90	108
Limited Brands 8.500%, 06/15/19	50	56
Wal-Mart Stores
5.250%, 09/01/35	75	81
5.625%, 04/01/40	50	56

		474

See Notes to Schedules of Investments
5

P N C B a l a n c e d A l l o c a t i o n F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 ( U n a u d i t e d )

	Par (000)	Value (000)

CORPORATE BONDS — continued
Technology — 0.4%
KLA-Tencor 6.900%, 05/01/18	$100	$116
Mantech International 7.250%, 04/15/18	50	50
Seagate HDD Cayman 7.750%, 12/15/18 144A	50	50
Xerox 6.400%, 03/15/16	105	120

		336

Telecommunications — 0.5%
AT&T 6.300%, 01/15/38	65	72
GTE 6.940%, 04/15/28	120	141
Telefonica Emisiones SAU 3.992%, 02/16/16	115	113
Viacom 3.500%, 04/01/17	80	83

		409

Transportation — 0.1%
Burlington Northern Santa Fe 5.750%, 03/15/18	5	6
Ryder System (MTN) 3.150%, 03/02/15	75	79

		85

Utilities — 1.1%
Appalachian Power 4.950%, 02/01/15	65	71
Bruce Mansfield Unit 6.850%, 06/01/34	97	111
Dominion Resources 6.400%, 06/15/18	100	121
Exelon Generation LLC 5.750%, 10/01/41	95	96
Midamerican Energy Holdings 6.125%, 04/01/36	75	87
Nisource Finance 6.400%, 03/15/18	85	100
NRG Energy 7.375%, 01/15/17	50	52
Progress Energy 7.050%, 03/15/19	65	81
Puget Energy 6.500%, 12/15/20	50	51
Puget Sound Energy 5.757%, 10/01/39	60	69
Toledo Edison 7.250%, 05/01/20	60	76
Xcel Energy 4.700%, 05/15/20	25	28

		943
Total Corporate Bonds
(Cost $9,343)		9,844

	Par (000)	Value (000)

MUNICIPAL BONDS — 0.2%
Ohio — 0.1%
Ohio State University General Receipts (RB) 4.910%, 06/01/40	$100	$103

Texas — 0.1%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	55	60
Total Municipal Bonds
(Cost $153)		163

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 9.2%
Federal National Mortgage Association — 8.3%
7.000%, 06/01/31	6	7
7.000%, 10/01/33	6	7
6.000%, 09/01/36	526	587
5.500%, 02/01/32	59	65
5.500%, 07/01/33	11	12
5.500%, 12/01/33	131	145
5.500%, 05/01/35	88	97
5.500%, 12/01/36	559	615
5.500%, 09/01/37	248	272
5.500%, 08/01/38	355	389
5.000%, 07/01/20	20	22
5.000%, 09/01/33	24	26
5.000%, 11/01/33	256	277
5.000%, 08/01/35	22	24
5.000%, 11/01/35	230	249
5.000%, 12/01/35	202	218
5.000%, 03/01/40	352	382
5.000%, 08/01/40	397	429
4.500%, 10/01/20	218	235
4.500%, 03/01/21	173	186
4.500%, 09/01/35	244	259
4.500%, 06/01/40	594	634
4.500%, 01/01/41	584	620
4.500%, 04/01/41	202	214
4.000%, 11/01/40	556	578
4.000%, 01/01/41	244	255
4.000%, 02/01/41	295	306

		7,110

Government National Mortgage Association — 0.9%
6.500%, 09/15/28	7	8
6.500%, 07/15/32	13	15
6.000%, 08/15/32	7	8
6.000%, 02/15/33	45	51
5.000%, 06/15/39	441	489
4.500%, 08/15/39	241	262

		833
Total U.S. Government Agency Mortgage-Backed Obligations (Cost $7,484)		7,943

U.S. TREASURY OBLIGATIONS — 4.9%

U.S. Treasury Bond — 0.8%
4.500%, 02/15/36	575	674
U.S. Treasury Notes — 4.1%
3.000%, 09/30/16	5	6
2.625%, 08/15/20	90	94

See Notes to Schedules of Investments
6

	Par (000)	Value (000)

U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
1.375%, 04/15/12	$640	645
1.250%, 10/31/15	70	72
1.125%, 12/15/11	375	376
1.125%, 01/15/12	855	858
0.875%, 02/29/12	1,230	1,235
0.750%, 05/31/12	280	281

		3,567

Total U.S. Treasury Obligations
(Cost $4,205)		4,241

AFFILIATED MONEY MARKET FUND — 1.9%
PNC Advantage Institutional Money Market Fund, Institutional Class† (D)	1,658,403	$1,658
Total Affiliated Money Market Fund
(Cost $1,658)		1,658

TOTAL INVESTMENTS — 99.8%
(Cost $84,889)**		85,792
Other Assets & Liabilities – 0.2%		142
TOTAL NET ASSETS — 100.0%		$85,934

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $85,251.

Gross unrealized appreciation (000)	$6,854
Gross unrealized depreciation (000)	(6,313)

Net unrealized appreciation (000)	$541

†	See Note 2 in Notes to Schedules of Investments.
(A)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $24 (000) and represents 0.0% of net assets as of August 31, 2011.
(C)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2011.
(D)	All or a portion of the security was held as collateral for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $433 (000) and represents .50% of net assets as of August 31, 2011.

    Please see Investment Abbreviations and Definitions on Page 106.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
DAX Index Future	1	$262	09/16/11	$(52)
Nikkei 225®	1	118	09/09/11	(6)

		$380		$(58)

Cash	in the amount of $417,571 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets	in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments
7

P N C B a l a n c e d A l l o c a t i o n F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)

Affiliated Money Market Fund	$1,658	$ –	$ –	$ 1,658

Asset-Backed Securities	–	2,211	–	2,211

Collateralized Mortgage Obligation	–	742	–	742

Commercial Mortgage-Backed Securities	–	1,108	–	1,108

Corporate Bonds	–	9,844	–	9,844

Domestic Common Stocks	41,335		–	41,335

Exchange Traded Funds	9,694	–	–	9,694

Foreign Common Stocks	3,606	3,159	24	6,789

Foreign Equity Certificate		21		21

Municipal Bond	–	163	–	163

Preferred Stocks	43	–	–	43

U.S. Government Agency Mortgage-Backed Obligations	–	7,943	–	7,943

U.S. Treasury Obligations	–	4,241	–	4,241

Total Assets – Investments in Securities	$56,336	$ 29,432	$ 24	$85,792

Other Financial Instruments
Futures Contracts	$ (58)	$ –	$ –	$ (58)

Total Assets - Other Financial Instruments	$ (58)	$ –	$ –	$ (58)

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

Foreign Common Stock
Balance, 05/31/11	$24

Accrued discounts/premiums	–

Realized gain (loss)	–

Change in unrealized appreciation (depreciation)	–

Purchases	–

Sales	–

Transfers in and/or out of Level 3	–

Paydowns

Balance, 08/31/11	$24

See Notes to Schedules of Investments
8

P N C I n t e r n a t i o n a l E q u i t y F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 31, 2 0 1 1 (U n a u d i t e d)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 91.2%
Consumer Discretionary — 11.8%
Accor SA (France)	8,088	$290
Adidas AG (Germany)	8,249	574
ASOS PLC (United Kingdom)*	52,963	1,695
Barratt Developments PLC (United Kingdom)*	2,319,446	3,090
Bellway PLC (United Kingdom)	288,027	2,806
Burberry Group PLC (United Kingdom)	61,550	1,373
China ZhengTong Auto Services Holdings (China)*	1,222,500	1,689
Christian Dior SA (France)	25,000	3,620
Compass Group PLC (United Kingdom)	220,673	1,968
Daimler AG (Germany)	4,639	251
Domino’s Pizza UK & IRL PLC (United Kingdom)	113,439	926
Duni AB (Sweden)	305,700	2,796
ElringKlinger AG (Germany)	28,357	721
Esprit Holdings (Hong Kong)	1,307	4
Hyundai Motor (South Korea)	1,534	295
Intime Department Store Group (China)	951,087	1,503
LVMH Moet Hennessy Louis Vuitton SA (France)	15,644	2,640
Nitori Holdings (Japan)	20,789	2,131
Nokian Renkaat OYJ (Finland)	37,302	1,383
Persimmon PLC (United Kingdom)	428,250	3,149
Start Today (Japan)	26,000	702
Suzuki Motor (Japan)	58,300	1,202
Taylor Wimpey PLC (United Kingdom)*	4,964,765	2,665
Toyota Motor (Japan)	19,700	710
Volkswagen AG (Germany)	6,358	1,057
WPP PLC (Ireland)	46,628	486

		39,726

Consumer Staples — 9.8%
Anheuser-Busch InBev NV, ADR (Belgium)	31,267	1,728
Asahi Breweries (Japan)	153,600	3,207
Carlsberg Breweries AS (MTN) (Denmark)	864	65
Cia de Bebidas das Americas, ADR (Brazil)	33,050	1,178
Diageo PLC (United Kingdom)	52,600	1,057
Greencore Group PLC (Ireland)	3,030,457	2,596
Hengan International Group (China)	57,015	488
Jeronimo Martins SGPS SA (Portugal)	109,599	2,043
Koninklijke Ahold NV (Netherlands)	104,031	1,211
L’Oreal SA (France)	13,840	1,502
Meiji Holdings (Japan)	69,334	3,061
Metro AG (Germany)	13,173	580
Nestle SA (Switzerland)	86,462	5,350
Nichirei (Japan)	658,000	2,949
Reckitt Benckiser Group PLC (United Kingdom)	46,861	2,486
Tesco PLC (United Kingdom)	321,888	1,978
Unicharm (Japan)	21,000	998
Unilever NV (Netherlands)	16,909	573

		33,050

Energy — 6.5%
BG Group PLC (United Kingdom)	202,353	4,354
Canadian Natural Resources (Canada)	13,204	499
ENI SpA (Italy)	10,489	211
Etablissements Maurel et Prom (France)	123,900	2,574
GCL-Poly Energy Holdings (Hong Kong)	3,872,068	1,717
Paladin Energy (Australia)*	69,263	157
Petroleo Brasileiro SA, ADR (Brazil)	25,716	685
Royal Dutch Shell PLC, Cl A (Netherlands)	59,566	1,993
Sasol (South Africa)	74,150	3,575

	Number of Shares	Value (000)

Schoeller-Bleckmann Oilfield Equipment AG (Austria)	15,360	$1,199
Suncor Energy (Canada)	22,395	718
Thai Oil PCL (Thailand)	1,059,850	2,369
Total SA (France)	5,378	263
Tullow Oil PLC (United Kingdom)	82,560	1,438

		21,752

Financials — 12.6%
AIA Group (Hong Kong)	206,247	726
Anglo Irish Bank PLC (Ireland) (A) (B) (C)	435,474	–
AXA SA (France)	49,636	797
Banco Santander SA (Spain)	82,058	758
Bank of China (China)	832,101	345
Bank of Yokohama (Japan)	106,993	538
Barclays PLC (United Kingdom)	400	1
BNP Paribas (France)	27,873	1,434
Credit Suisse Group AG (Switzerland)	21,953	630
Deutsche Boerse AG (Germany)*	7,059	409
DnB NOR ASA (Norway)	270,244	3,264
Evergrande Real Estate Group (China)	2,248,669	1,397
Guangdong Investment (Hong Kong)	1,902,000	1,154
Hannover Rueckversicherung AG (Germany)	65,500	3,091
Hargreaves Lansdown PLC (United Kingdom)	147,091	1,030
HSBC Holdings PLC (United Kingdom)	185,651	1,617
HSBC Holdings PLC, ADR (United Kingdom)	27,500	1,198
ICICI Bank, ADR (India)	10,546	415
ING Groep NV (Netherlands)*	80,549	699
Investor AB, Cl B (Sweden)	127,645	2,512
IRF European Finance Investments (United Kingdom) (B) (C)	284,500	213
KBC Groep NV (Belgium)	61,800	1,741
Lloyds Banking Group PLC (United Kingdom)*	2,644,624	1,443
Muenchener Rueckversicherungs AG (Germany)	20,700	2,700
Noah Holdings, ADR (China)*	55,393	683
Nomura Holdings (Japan)	53,669	226
PDG Realty SA Empreendimentose Participacoes (Brazil)	165,662	805
Prudential PLC (United Kingdom)	107,099	1,079
Ratos AB, Cl B (Sweden)	54,800	826
Schroders PLC (United Kingdom)	23,296	561
Sony Financial Holdings (Japan)	36,900	583
Standard Chartered PLC (United Kingdom)	92,973	2,112
State Bank of India, GDR (India)	19,400	1,663
Sumitomo Realty & Development (Japan)	26,000	552
Svenska Handelsbanken AB, Cl A (Sweden)	120,200	3,293
UniCredit SpA (Italy)	180,584	244
United Overseas Bank (Singapore)	58,054	894
Wharf Holdings (Hong Kong)	75,870	485
Zurich Financial Services AG (Switzerland)	1,839	414

		42,532

Healthcare — 6.8%
Abcam PLC (United Kingdom)	193,454	1,156
Bayer AG (Germany)	9,095	585
Cie Generale d’Optique Essilor International SA (France)	13,446	1,030
Cochlear (Australia)	20,347	1,651
DiaSorin SpA (Italy)	39,010	1,675
Elekta AB (Sweden)	25,644	960
Fresenius SE & Co KGaA (Germany)	8,765	905

See Notes to Schedules of Investments
9

P N C I n t e r n a t i o n a l E q u i t y F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 31, 2 0 1 1 (U n a u d i t e d)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Healthcare — continued
Genomma Lab Internacional SAB de CV (Mexico)*	395,232	$834
Novartis AG (Switzerland)	68,782	4,013
Novo Nordisk A/S, ADR (Denmark)	24,592	2,623
Shire PLC, ADR (Ireland)	22,686	2,203
Teva Pharmaceutical Industries, ADR (Israel)	108,438	4,485
Transgene SA (France)*	48,205	689

		22,809

Industrials — 12.4%
ABB, ADR (Switzerland)	81,771	1,739
Aggreko PLC (United Kingdom)	8,168	256
AP Moller - Maersk A/S (Denmark)	18	126
BBA Aviation PLC (United Kingdom)	290,796	790
Brambles (Australia)	70,573	520
Camillo Eitzen & Co ASA (Norway)*	167,583	74
Capita Group PLC (United Kingdom)	26,867	309
Daikin Industries (Japan)	18,000	569
European Aeronautic Defence and Space NV (Netherlands)	14,885	471
FANUC (Japan)	24,535	4,084
G4S PLC (Copenhagen Exchange) (United Kingdom)	15,367	65
G4S PLC (London Exchange) (United Kingdom)	25,281	107
Hexagon AB, Cl B (Sweden)	97,187	1,642
Hutchison Whampoa (Hong Kong)	68,568	659
Iino Kaiun Kaisha (Japan)	422,000	2,042
International Consolidated Airlines Group
(United Kingdom)*	70,076	198
Komatsu (Japan)	59,500	1,587
Kone OYJ, Cl B (Finland)	56,900	3,363
Konecranes OYJ (Finland)	86,782	2,364
Koninklijke Philips Electronics NV (Netherlands)	18,506	392
Larsen & Toubro (India)	6,273	219
Metso OYJ (Finland)	23,080	874
Meyer Burger Technology AG (Switzerland)*	29,800	1,088
Michael Page International PLC (United
Kingdom)	123,600	780
Mitsubishi Heavy Industries (Japan)	46,000	196
Nabtesco (Japan)	54,500	1,221
Nippon Yusen KK (Japan)	740,000	2,249
Rational AG (Germany)	3,768	948
Safran SA (France)	26,563	1,028
Schneider Electric SA (France)	12,057	1,606
Siemens AG (Germany)	14,896	1,532
SMC (Japan)	7,600	1,205
Trevi Finanziaria SpA (Italy)	205,805	2,429
Vinci SA (France)	11,727	612
Weir Group PLC (United Kingdom)	59,528	1,856
YIT OYJ (Finland)	91,799	1,830
Zhuzhou CSR Times Electric (China)	256,936	617

		41,647

Information Technology — 11.2%
Accenture PLC, Cl A (Ireland)	30,000	1,608
ARM Holdings PLC, ADR (United Kingdom)	105,274	2,903
Autonomy Corp PLC (United Kingdom)*	16,302	665
Axis Communications AB (Sweden)	66,866	1,251
Baidu.Com, ADR (China)*	5,899	860
Canon, ADR (Japan)	38,443	1,816
Cap Gemini SA (France)	11,943	483

	Number of Shares	Value (000)

Check Point Software Technologies (Israel)*	37,509	$2,042
Dassault Systemes SA (France)	14,450	1,170
Gree (Japan)	110,230	3,576
Infosys Technologies (India)	19,100	986
Kakaku.com (Japan)	50,600	1,877
NetQin Mobile, ADR (China)*	134,621	827
Opera Software ASA (Norway)	98,711	527
Samsung Electronics (South Korea)	5,562	3,906
SAP AG (Germany)	10,435	569
SAP AG, ADR (Germany)	45,700	2,491
Taiwan Semiconductor Manufacturing, ADR (Taiwan)	146,116	1,749
Telefonaktiebolaget LM Ericsson (Sweden)	55,351	621
Tencent Holdings (China)	111,368	2,657
Velti PLC (Ireland)*	63,109	597
Wincor Nixdorf AG (Germany)	44,850	2,493
Wirecard AG (Germany)	106,101	1,853

		37,527

Materials — 14.6%
Antofagasta PLC (United Kingdom)	83,996	1,825
BASF SE (Germany)	37,800	2,688
BHP Billiton PLC (United Kingdom)	40,938	1,393
BHP Billiton, ADR (Australia)	36,700	3,126
China Resources Cement Holdings (Hong Kong)	1,632,661	1,539
CRH PLC (Ireland)	100,879	1,787
Eldorado Gold (Canada)	77,808	1,545
Imerys SA (France)	26,535	1,736
Kinross Gold (Canada)	43,007	748
Kuraray (Japan)	141,771	2,044
Linde AG (Germany)	9,198	1,407
Lynas (Australia)*	279,656	548
Methanex (Canada)	108,200	2,807
Metorex (South Africa)*	1,225,612	1,460
Mitsubishi (Japan)	82,145	1,977
Potash of Saskatchewan (Canada)	23,015	1,327
Rio Tinto PLC (United Kingdom)	24,354	1,485
Rio Tinto PLC, ADR (United Kingdom)	51,630	3,158
Showa Denko KK (Japan)	1,579,000	3,147
Smurfit Kappa Group PLC (Ireland)*	292,700	2,312
Solvay SA (Belgium)	18,950	2,321
Symrise AG (Germany)	105,130	2,849
Syngenta AG (Switzerland)	2,972	941
Syngenta AG, ADR (Switzerland)	49,258	3,118
ThyssenKrupp AG (Germany)	13,160	442
Vale SA, ADR (Brazil)	54,055	1,486

		49,216

Telecommunication Services — 4.1%
America Movil SAB de CV, ADR (Mexico)	20,432	522
Deutsche Telekom AG (Germany)	197,200	2,490
France Telecom SA (France)	14,280	273
KDDI (Japan)	419	3,143
Mobile Telesystems OJSC, ADR (Russia)	14,287	242
MTN Group (South Africa)	18,471	380
SK Telecom (South Korea)	20,200	2,940
Softbank (Japan)	25,300	841
Telefonica SA (Spain)	24,718	514
Telenor ASA (Norway)	81,800	1,365
Vodafone Group PLC (United Kingdom)	442,996	1,163

		13,873

See Notes to Schedules of Investments
10

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Utilities — 1.4%
Kansai Electric Power (Japan)	115,700	$2,055
National Grid PLC (United Kingdom)	108,674	1,095
Red Electrica SA (Spain)	31,620	1,554
Veolia Environnement (France)	4,277	71

		4,775
Total Foreign Common Stocks
(Cost $335,601)		306,907

EXCHANGE TRADED FUND — 0.3%
iShares MSCI EAFE Index Fund	18,668	1,001

Total Exchange Traded Fund
(Cost $1,076)		1,001

FOREIGN EQUITY CERTIFICATE — 0.2%
Financials — 0.2%
Yes Bank, (India), Issued by J.P. Morgan
Structured Products B.V., Expires 09/21/15	93,992	564

Total Foreign Equity Certificate
(Cost $698)		564

AFFILIATED MONEY MARKET FUND — 8.3%
PNC Advantage Institutional Money Market
Fund, Institutional Class† (D)	$27,796,044	27,796

Total Affiliated Money Market Fund
(Cost $27,796)		27,796

TOTAL INVESTMENTS — 100.0%
(Cost $365,171)**		336,268
Other Assets & Liabilities – 0.0%		71

TOTAL NET ASSETS — 100.0%		$336,339

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $366,707.

Gross unrealized appreciation (000)	$32,583
Gross unrealized depreciation (000)	(63,022)

Net unrealized depreciation (000)	$(30,439)

†	See Note 2 in Notes to Schedules of Investments.
(A)	Value is less than $500.
(B)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $213 (000) and represents 0.1% of net assets as of August 31, 2011.
(D)	All or a portion of the security was held as collateral for open futures contracts.

Please	see Investment Abbreviations and Definitions on Page 106.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
DAX Index Future	29	$7,594	09/16/11	$(1,502)
Nikkei 225®	27	3,178	09/09/11	(158)

		$10,772		$(1,660)

Cash	in the amount of $1,099,873 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets	in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments
11

P N C I n t e r n a t i o n a l E q u i t y F u n d
S C H E D U L E OF I N V E S T M E N T S
A u g u s t 31, 2 0 1 1 (U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$27,796	$ –	$ –	$27,796
Exchange Traded Fund	1,001	–	–	1,001
Foreign Common Stocks	61,303	245,391	213	306,907
Foreign Equity Certificate	–	564	–	564

Total Assets – Investments in Securities	$90,100	$ 245,955	$213	$336,268

Other Financial Instruments

Futures Contracts	$(1,660)	$ –	$ –	$ (1,660)

Total Assets — Other Financial Instruments	$(1,660)	$ –	$ –	$ (1,660)

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

Foreign Common Stock

Balance, 05/31/11	$213

Accrued discounts/premiums	–

Realized gain (loss)	–

Change in unrealized appreciation

(depreciation)	–

Purchases	–

Sales	–

Transfers in and/or out of Level 3	–

Balance, 08/31/11	$213

See Notes to Schedules of Investments
12

At August 31, 2011, country diversification of the Fund was as follows:

	% of Net	Value
Country Diversification	Assets	(000)
Foreign Common Stocks, Rights and Equity Certificates

United Kingdom	17.2%	$57,443

Japan	15.0	50,488

Germany	9.1	30,635

France	6.5	21,815

Switzerland	5.1	17,294

Sweden	4.1	13,902

Ireland	3.4	11,588

China	3.3	11,066

Finland	2.9	9,815

Canada	2.3	7,644

South Korea	2.1	7,141

Israel	1.9	6,527

Hong Kong	1.9	6,284

Australia	1.8	6,002

Belgium	1.7	5,790

South Africa	1.6	5,415

Netherlands	1.6	5,339

Norway	1.6	5,231

Italy	1.4	4,559

Brazil	1.2	4,155

India	1.1	3,847

Spain	0.8	2,826

Denmark	0.8	2,813

Thailand	0.7	2,369

Portugal	0.6	2,043

Taiwan	0.5	1,749

Mexico	0.4	1,356

Austria	0.4	1,199

Singapore	0.3	894

Russia	0.1	242

Total Foreign Common Stocks, Rights and Equity Certificates	91.4	307,471

Exchange Traded Fund	0.3	1,001

Affiliated Money Market Fund	8.3	27,796

Total Investments	100.0	336,268

Other Assets and Liabilities	0.0	71

Net Assets	100.0%	$336,339

See Notes to Schedules of Investments
13

P N C L a r g e C a p C o r e E q u i t y F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 ( U n a u d i t e d )

	Number of Shares	Value (000)

COMMON STOCKS — 98.2%
Consumer Discretionary — 12.3%
BorgWarner*	2,870	$205
Dollar Tree*	3,992	285
Limited Brands	4,760	180
Macy’s	9,790	254
Mattel	9,110	245
McDonald’s	2,650	240
Tiffany	2,590	186
Viacom, Cl B	5,254	253
Walt Disney	6,440	219

		2,067

Consumer Staples — 12.1%
Coca-Cola	3,590	253
Estee Lauder, Cl A	2,720	266
Hershey	5,300	311
J.M. Smucker	3,218	232
Kraft Foods, Cl A	4,470	156
Procter & Gamble	5,354	341
Wal-Mart Stores	4,484	238
Whole Foods Market	3,330	220

		2,017

Energy — 11.3%
Apache	1,308	135
Baker Hughes	3,180	195
Chevron	5,290	523
EQT	3,750	224
ExxonMobil	7,797	577
National Oilwell Varco	3,720	246

		1,900

Financials — 12.7%
American Express	4,363	217
Ameriprise Financial	4,695	215
Bank of America	12,225	100
Capital One Financial	5,138	237
Chubb	3,891	241
Citigroup	5,380	167
Equity Residential REIT	3,110	190
JPMorgan Chase	9,690	364
Moody’s	4,490	138
Wells Fargo	9,552	249

		2,118

Healthcare — 12.8%
Allergan	3,340	274
AmerisourceBergen	6,974	276
Covidien PLC (Ireland)	5,518	288
Johnson & Johnson	6,369	419
Merck	3,721	123
Pfizer	15,651	297
Shire PLC, ADR	1,721	167
UnitedHealth Group	6,210	295

		2,139

Industrials — 8.9%
Cummins	1,829	170
Dover	4,310	248
Eaton	4,500	193
General Electric	13,104	214
Joy Global	2,190	183

	Number of Shares	Value (000)

Union Pacific	2,655	$244
United Technologies	3,190	237

		1,489

Information Technology — 18.4%
Apple*	1,974	760
eBay*	5,590	173
EMC*	11,023	249
Google, Cl A*	599	324
Intel	11,383	229
International Business Machines	2,186	376
Microsoft	14,220	378
Oracle	11,303	317
QUALCOMM	5,460	281

		3,087

Materials — 3.6%
Celanese, Series A	4,445	209
E.I. DuPont de Nemours	4,560	220
PPG Industries	2,214	170

		599

Telecommunication Services — 2.4%
AT&T	6,266	179
Vodafone Group PLC, ADR	8,290	218

		397

Utilities — 3.7%
Northeast Utilities	4,970	172
OGE Energy	3,280	164
Wisconsin Energy	8,750	277

		613
Total Common Stocks
(Cost $14,740)		16,426

EXCHANGE TRADED FUND — 0.2%
SPDR S&P 500 ETF Trust	221	27
Total Exchange Traded Fund
(Cost $30)		27

AFFILIATED MONEY MARKET FUND — 1.4%
PNC Advantage Institutional Money Market Fund, Institutional Class†	243,886	244
Total Affiliated Money Market Fund
(Cost $244)		244

TOTAL INVESTMENTS — 99.8%
(Cost $15,014)**		16,697
Other Assets & Liabilities – 0.2%		33

TOTAL NET ASSETS — 100.0%		$16,730

*	Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $15,067.

Gross unrealized appreciation (000)	$2,189
Gross unrealized depreciation (000)	(559)

Net unrealized appreciation (000)	$1,630

† See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions 106.

See Notes to Schedules of Investments
14

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$ 244	$–	$–	$ 244
Common Stocks	16,426	–	–	16,426

Exchange Traded Fund	27	–	–	27

Total Assets – Investments in Securities	$16,697	$–	$–	$16,697

See Notes to Schedules of Investments
15

P N C L a r g e C a p G r o w t h F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 31, 2011 (U n a u d i t e d)

	Number of Shares	Value (000)

COMMON STOCKS — 97.7%
Consumer Discretionary — 15.2%
BorgWarner*	12,570	$897
Chipotle Mexican Grill*	2,620	821
Fossil*	9,540	922
Limited Brands	26,520	1,001
Macy’s	42,010	1,090
McDonald’s	13,352	1,208
O’Reilly Automotive*	14,110	915
Polaris Industries	9,500	1,044
PVH	13,580	905
Tiffany	11,751	845
Viacom, Cl B	29,760	1,436
Wyndham Worldwide	30,440	989

		12,073

Consumer Staples — 13.0%
Campbell Soup	23,400	746
Coca-Cola	35,836	2,525
Estee Lauder, Cl A	12,330	1,204
Green Mountain Coffee Roasters*	12,140	1,272
Hershey	24,850	1,457
Philip Morris International	33,632	2,331
Whole Foods Market	12,960	856

		10,391

Energy — 10.1%
Apache	7,950	819
Baker Hughes	20,060	1,226
EQT	19,490	1,166
ExxonMobil	51,016	3,777
National Oilwell Varco	15,800	1,045

		8,033

Financials — 3.0%
American Express	17,140	852
Public Storage REIT	6,970	863
Simon Property Group REIT	5,670	666

		2,381

Healthcare — 11.4%
AmerisourceBergen	27,871	1,103
Baxter International	20,470	1,146
Celgene*	15,769	938
Covidien PLC (Ireland)	23,910	1,248
Gilead Sciences*	27,600	1,101
Johnson & Johnson	13,640	897
Shire PLC, ADR (Ireland)	10,480	1,017
UnitedHealth Group	21,570	1,025
Universal Health Services, Cl B	14,610	608

		9,083

Industrials — 11.2%
CSX	64,030	1,405
Cummins	11,007	1,023
Dover	18,960	1,090
Eaton	25,350	1,089
Joy Global	12,530	1,046
KBR	22,100	664
Pall	24,290	1,242
United Technologies	17,893	1,328

		8,887

	Number of Shares	Value (000)

Information Technology — 27.5%
Apple*	12,038	$4,633
eBay*	28,340	875
EMC*	46,649	1,054
Google, Cl A*	2,340	1,266
Informatica*	24,180	1,010
Intel	64,940	1,307
International Business Machines	21,101	3,627
Microsoft	102,690	2,732
NetApp*	17,490	658
Oracle	71,216	1,999
QUALCOMM	37,690	1,939
Visa, Cl A	9,505	835

		21,935

Materials — 5.4%
Celanese, Series A	17,421	819
Crown Holdings*	30,400	1,078
E.I. DuPont de Nemours	20,090	970
Eastman Chemical	17,100	1,415

		4,282

Telecommunication Services — 0.9%
Verizon Communications	20,110	727
Total Common Stocks
(Cost $66,730)		77,792

AFFILIATED MONEY MARKET FUND — 2.4%
PNC Advantage Institutional Money Market Fund, Institutional Class† (A)	1,870,605	1,871

Total Affiliated Money Market Fund
(Cost $1,871)		1,871

TOTAL INVESTMENTS — 100.1%
(Cost $68,601)**		79,663
Other Assets & Liabilities – (0.1)%		(43)
TOTAL NET ASSETS — 100.0%		$79,620

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $68,629.

Gross unrealized appreciation (000)	$12,701
Gross unrealized depreciation (000)	(1,667)

Net unrealized appreciation (000)	$11,034

†	See Note 2 in Notes to Schedules of Investments.
(A)	All or a portion of the security was held as collateral for open futures contracts.

Please see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
16

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Composite Index	4	$1,196	09/16/11	$21

Cash in the amount of $1,315,835 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$ 1,871	$–	$–	$ 1,871
Common Stocks	77,792	–	–	77,792

Total Assets – Investments in Securities	$79,663	$–	$–	$79,663

Other Financial Instruments Futures Contracts	$ 21	$–	$–	$ 21

Total Assets—Other Financial Instruments	$ 21	$–	$–	$ 21

See Notes to Schedules of Investments
17

P N C L a r g e C a p Va l u e F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 (U n a u d i t e d )

	Number of Shares	Value (000)

COMMON STOCKS — 97.9%
Consumer Discretionary — 8.0%
Lowe’s	144,741	$2,885
Target	130,798	6,758
Time Warner Cable	32,018	2,097

		11,740

Consumer Staples — 15.9%
CVS Caremark	144,892	5,203
Energizer Holdings*	43,168	3,258
General Mills	64,716	2,453
J.M. Smucker	13,658	985
Kimberly-Clark	20,978	1,451
PepsiCo	11,150	718
Procter & Gamble	85,538	5,447
Wal-Mart Stores	72,684	3,868

		23,383

Energy — 12.1%
Apache	36,330	3,744
Chevron	52,379	5,181
HollyFrontier	29,830	2,141
Nabors Industries (Bermuda)*	134,306	2,477
Noble (Switzerland)	64,292	2,170
Weatherford International (Switzerland)*	119,015	2,039

		17,752

Financials — 16.9%
Allstate	102,151	2,679
Chubb	56,556	3,500
Discover Financial Services	37,034	932
JPMorgan Chase	99,594	3,741
Lazard, Cl A	44,040	1,285
Lincoln National	114,586	2,378
Morgan Stanley	74,333	1,301
Northern Trust	64,561	2,481
PartnerRe (Bermuda)	35,242	2,008
Travelers	54,540	2,752
Wells Fargo	66,626	1,739

		24,796

Healthcare — 15.4%
Johnson & Johnson	97,762	6,433
Merck	203,766	6,748
Pfizer	363,058	6,891
UnitedHealth Group	54,672	2,598

		22,670

Industrials — 11.1%
Babcock & Wilcox*	131,739	3,034
Danaher	16,425	752
General Dynamics	63,358	4,060
General Electric	237,444	3,873
Illinois Tool Works	45,389	2,112
Oshkosh*	125,940	2,484

		16,315

Information Technology — 8.8%
Cisco Systems	392,005	6,146
Mastercard, Cl A	9,350	3,083
Microsoft	113,124	3,009

	Number of Shares	Value (000)

Visa, Cl A	7,211	$634

		12,872

Materials — 1.1%
Sigma-Aldrich	12,175	784
Sonoco Products	25,355	801

		1,585

Telecommunication Services — 2.3%
AT&T	118,250	3,368

Utilities — 6.3%
Edison International	46,317	1,722
Exelon	96,264	4,151
NextEra Energy	39,682	2,251
NRG Energy*	51,485	1,207

		9,331
Total Common Stocks
(Cost $156,187)		143,812

AFFILIATED MONEY MARKET FUND — 2.0%
PNC Advantage Institutional Money Market Fund, Institutional Class†	2,895,536	2,896

Total Affiliated Money Market Fund
(Cost $2,896)		2,896

TOTAL INVESTMENTS — 99.9%
(Cost $159,083)**		146,708
Other Assets & Liabilities – 0.1%		88

TOTAL NET ASSETS — 100.0%		$146,796

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $159,466.

Gross unrealized appreciation (000)	$8,572
Gross unrealized depreciation (000)	(21,330)

Net unrealized depreciation (000)	$(12,758)

†	See Note 2 in Notes to Schedules of Investments.

      Please see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
18

_

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$ 2,896	$–	$–	$ 2,896

Common Stocks	143,812	–	–	143,812

Total Assets – Investments in
Securities	$146,708	$–	$–	$146,708

See Notes to Schedules of Investments
19

P N C M i d C a p Va l u e F u n d
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 98.2%
Consumer Discretionary — 7.8%
Abercrombie & Fitch, Cl A	10,720	$682
Apollo Group, Cl A*	11,517	539
Best Buy	37,748	966
Skechers U.S.A.*	201,093	3,244
WMS Industries*	39,366	859

		6,290

Consumer Staples — 14.6%
Energizer Holdings*	25,601	1,932
Hormel Foods	41,040	1,133
J.M. Smucker	36,571	2,637
Molson Coors Brewing, Cl B	71,632	3,134
Safeway	163,840	3,003

		11,839

Energy — 10.5%
Diamond Offshore Drilling	31,098	1,982
HollyFrontier	17,812	1,278
Nabors Industries (Bermuda)*	64,739	1,194
Noble (Switzerland)	71,447	2,412
Rowan*	44,671	1,611

		8,477

Financials — 27.1%
Assurant	47,298	1,664
Chubb	32,035	1,983
Cincinnati Financial	21,210	592
Everest Re Group (Bermuda)	38,824	3,133
Investment Technology Group*	208,203	2,369
Lazard, Cl A	25,676	749
Loews	29,332	1,103
Northern Trust	73,015	2,806
PartnerRe (Bermuda)	39,228	2,236
People’s United Financial	56,937	669
Reinsurance Group of America	49,910	2,664
Transatlantic Holdings	40,043	2,027

		21,995

Healthcare — 6.1%
Coventry Health Care*	35,031	1,152
Mednax*	8,693	568
St. Jude Medical	44,173	2,011
Zimmer Holdings*	21,020	1,196

		4,927

Industrials — 13.7%
Babcock & Wilcox*	77,469	1,784
FTI Consulting*	78,097	2,841
Harsco	60,223	1,377
Oshkosh*	122,065	2,407
Southwest Airlines	54,181	467
Spirit Aerosystems Holdings*	134,126	2,251

		11,127

Information Technology — 8.4%
Ingram Micro*	218,117	3,891
Western Union	176,908	2,923

		6,814

	Number of Shares	Value (000)

Materials — 1.1%
Sigma-Aldrich	6,986	$450
Sonoco Products	14,759	466

		916

Utilities — 8.9%
Edison International	90,343	3,360
GenOn Energy*	245,838	747
PG&E	49,979	2,116
Xcel Energy	39,191	967

		7,190

Total Common Stocks (Cost $87,726)		79,575

AFFILIATED MONEY MARKET FUND — 2.0%
PNC Advantage Institutional Money Market Fund, Institutional Class†	1,624,881	1,625

Total Affiliated Money Market Fund (Cost $1,625)		1,625

TOTAL INVESTMENTS — 100.2% (Cost $89,351)**		81,200
Other Assets & Liabilities – (0.2)%		(190)
TOTAL NET ASSETS — 100.0%		$81,010

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $90,364.

Gross unrealized appreciation (000)	$4,243
Gross unrealized depreciation (000)	(13,407)

Net unrealized depreciation (000)	$(9,164)

† See Note 2 in Notes to Schedules of Investments.

  Please see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
20

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$ 1,625	$–	$–	$ 1,625
Common Stocks	79,575	–	–	79,575

Total Assets – Investments in Securities	$81,200	$–	$–	$81,200

See Notes to Schedules of Investments
21

P N C M u l t i-F a c t o r S m a l l C a p C o r e F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 (U n a u d i t e d )

	Number of Shares	Value (000)

COMMON STOCKS — 98.5%
Consumer Discretionary — 15.0%
AFC Enterprises*	14,272	$185
Cheesecake Factory (The)*	7,002	192
Churchill Downs	2,802	123
Core-Mark Holding*	2,824	100
Domino’s Pizza	5,057	140
DSW, Cl A*	6,761	314
Express*	3,677	70
Genesco*	1,678	89
Iconix Brand Group*	10,582	207
Peet’s Coffee & Tea*	1,563	91
Sally Beauty Holdings*	5,595	95
Sonic Automotive, Cl A	9,406	131
Steven Madden*	2,319	84
Ulta Salon Cosmetics & Fragrance*	2,774	164
Wolverine World Wide	3,292	120

		2,105

Consumer Staples — 3.2%
BJ’s Wholesale Club*	1,540	79
Nash Finch	2,265	72
Prestige Brands Holdings*	13,180	142
Pricesmart	1,592	104
Weis Markets	1,485	58

		455

Energy — 7.0%
Alliance Resource Partners LP	1,326	95
CARBO Ceramics	724	116
Complete Production Services*	4,447	129
HollyFrontier	2,076	149
Hugoton Royalty Trust	7,095	162
Key Energy Services*	11,699	168
MarkWest Energy Partners LP	1,267	61
SEACOR Holdings	1,212	108

		988

Financials — 21.3%
Administradora de Fondos de Pensiones Provida
SA, ADR (Chile)	1,927	134
Altisource Portfolio Solutions SA (Luxembourg)*	4,500	157
American Equity Investment Life Holding	9,609	97
American Safety Insurance Holdings*	6,107	116
Ashford Hospitality Trust REIT	13,155	107
Cash America International	4,449	249
Coresite Realty REIT	13,196	212
Delphi Financial Group, Cl A	3,840	93
Dime Community Bancshares	7,766	94
Encore Capital Group*	5,661	134
Equity Lifestyle Properties REIT	2,174	150
Federal Agricultural Mortgage Cl C	3,955	79
First Cash Financial Services*	4,292	200
Fulton Financial	6,432	59
Meadowbrook Insurance Group	19,578	184
Newcastle Investment REIT	22,376	124
Ocwen Financial*	11,117	153
Prosperity Bancshares	3,617	137
Signature Bank*	2,944	164
SVB Financial Group*	2,034	94
Symetra Financial	10,567	113
Tanger Factory Outlet Centers REIT	2,828	79

	Number of Shares	Value (000)
World Acceptance*	946	$62

		2,991

Healthcare — 11.8%
AMERIGROUP*	1,888	93
Atrion	611	131
Catalyst Health Solutions*	1,265	68
Cepheid*	1,967	71
Chemed	1,782	104
Haemonetics*	1,640	103
Healthspring*	3,166	124
HMS Holdings*	5,010	131
Invacare	4,455	112
Magellan Health Services*	1,613	80
Medicis Pharmaceutical, Cl A	6,730	262
Myriad Genetics*	4,749	94
Neogen*	2,174	76
PharMerica*	14,391	212

		1,661

Industrials — 14.0%
Alaska Air Group*	2,097	121
Amerco*	756	55
Applied Industrial Technologies	4,830	148
CLARCOR	3,304	154
Esterline Technologies*	2,915	220
Exponent*	2,244	95
Genesee & Wyoming, Cl A*	1,596	83
Graco	3,251	128
HEICO	1,667	91
HUB Group, Cl A*	3,855	121
Kaman	5,652	193
LMI Aerospace*	3,395	67
MasTec*	6,184	137
Miller Industries	3,501	68
Old Dominion Freight Line*	2,427	78
Seaboard*	62	143
Thomas & Betts*	1,369	60

		1,962

Information Technology — 14.6%
ACI Worldwide*	6,199	185
ADTRAN	3,239	101
Bottomline Technologies*	8,463	194
CACI International, Cl A*	2,444	135
Cardtronics*	8,065	200
Coherent*	2,970	131
Communications Systems	7,946	116
CommVault Systems*	3,631	123
ePlus*	5,708	144
FEI*	1,889	60
Kopin*	11,924	45
Littelfuse	1,237	57
NeuStar Cl A*	4,511	113
OSI Systems*	1,942	76
Plantronics	2,805	90
Semtech*	2,713	58
Tyler Technologies*	6,521	164
Viasat*	1,560	55

		2,047

See Notes to Schedules of Investments
22

	Number of Shares	Value (000)

COMMON STOCKS — continued
Materials — 5.5%
American Vanguard	6,164	$74
Balchem	2,308	95
Boise	10,744	67
Innospec*	4,777	129
PolyOne	10,803	137
Rockwood Holdings*	2,318	118
Silgan Holdings	3,988	151

		771

Telecommunication Services — 0.9%

Cogent Communications Group*	8,490	120

Utilities — 5.2%
El Paso Electric*	3,899	135
Nicor	3,887	216
NorthWestern	3,425	116
Portland General Electric	4,643	112
Vectren	5,443	149

		728

Total Common Stocks (Cost $12,156)		13,828

EXCHANGE TRADED FUND — 0.5% iShares Russell 2000 Index Fund	965	70

Total Exchange Traded Fund (Cost $81)		70
AFFILIATED MONEY MARKET FUND — 1.0%
PNC Advantage Institutional Money Market Fund, Institutional Class†	139,392	139
Total Affiliated Money Market Fund (Cost $138)		139

TOTAL INVESTMENTS — 100.0%
(Cost $12,375)**		14,037
Other Assets & Liabilities – 0.0%		(1)

TOTAL NET ASSETS — 100.0%		$14,036

*	Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $12,380.

Gross unrealized appreciation (000)	$2,301
Gross unrealized depreciation (000)	(644)

Net unrealized appreciation (000)	$1,657

†	See Note 2 in Notes to Schedules of Investments.

Please	see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
23

P N C M u l t i- F a c t o r S m a l l C a p C o r e F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$ 139	$–	$–	$ 139
Common Stocks	13,828	–	–	13,828
Exchange Traded Funds	70	–	–	70

Total Assets – Investments in Securities	$14,037	$–	$–	$14,037

See Notes to Schedules of Investments
24

P N C M u l t i-F a c t o r S m a l l C a p G r o w t h F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 31, 2 0 1 1 (U n a u d i t e d)

	Number of Shares	Value (000)
COMMON STOCKS — 100.0%
Consumer Discretionary — 15.5%
Ascena Retail Group*	8,176	$232
Brinker International	16,417	371
Cheesecake Factory (The)*	4,320	119
CROCS*	6,809	186
Domino’s Pizza	12,353	343
DSW, Cl A*	12,758	592
Iconix Brand Group*	10,198	200
Matthews International, Cl A	6,742	225
Men’s Wearhouse	6,067	175
Monro Muffler Brake	9,597	379
Papa John’s International*	9,484	282
Polaris Industries	2,828	311
Sally Beauty Holdings*	21,601	365
Ulta Salon Cosmetics & Fragrance*	5,130	303
Wolverine World Wide	8,366	305

		4,388

Consumer Staples — 4.4%
BJ’s Wholesale Club*	3,916	199
Coca-Cola Bottling Co Consolidated	3,403	190
Flowers Foods	8,274	158
Nu Skin Enterprises, Cl A	5,900	249
Pricesmart	3,783	248
United Natural Foods*	5,010	204

		1,248

Energy — 10.7%
Complete Production Services*	8,378	243
Contango Oil & Gas*	6,710	407
CVR Energy*	13,809	393
DCP Midstream Partners LP	7,978	309
Duncan Energy Partners LP	9,420	401
Hugoton Royalty Trust	13,996	320
Key Energy Services*	15,508	223
Mitcham Industries*	16,157	272
Tesco*	14,534	243
World Fuel Services	5,910	219

		3,030

Financials — 9.1%
Altisource Portfolio Solutions SA (Luxembourg)*	7,652	267
Bank of the Ozarks	5,894	134
Cash America International	3,626	203
Credit Acceptance*	4,376	302
Equity Lifestyle Properties REIT	4,402	303
Ezcorp*	6,664	224
First Busey	31,640	154
First Cash Financial Services*	11,967	559
Investors Bancorp*	11,014	158
World Acceptance*	4,497	293

		2,597

Healthcare — 19.6%
Atrion	2,066	444
Catalyst Health Solutions*	6,002	322
Cepheid*	5,789	210
Computer Programs & Systems	1,604	114
Cooper Companies (The)	1,904	143
Corvel*	4,589	209
Haemonetics*	5,867	367
Harvard Bioscience*	78,261	342

	Number of Shares	Value (000)
HMS Holdings*	12,453	$327
Integra LifeSciences Holdings*	3,342	133
Jazz Pharmaceuticals*	6,130	263
Luminex*	17,074	393
Medicis Pharmaceutical, Cl A	8,601	334
Owens & Minor	14,545	428
PSS World Medical*	12,042	284
Sciclone Pharmaceuticals*	43,122	202
STERIS	4,632	149
Teleflex	5,212	300
US Physical Therapy	15,045	299
Young Innovations	10,903	299

		5,562

Industrials — 14.8%
Applied Industrial Technologies	10,918	334
Belden	3,611	110
CLARCOR	2,543	118
Colfax*	15,371	386
Corporate Executive Board (The)	3,438	113
Genesee & Wyoming, Cl A*	2,467	128
HEICO	3,481	190
Knoll	7,430	118
LMI Aerospace*	16,586	327
Mistras Group*	20,783	420
Polypore International*	6,029	372
Raven Industries	3,320	180
Seaboard*	146	337
Teledyne Technologies*	8,109	443
Twin Disc	8,332	324
Wabtec	4,768	290

		4,190

Information Technology — 19.0%
ACI Worldwide*	10,044	300
Blackbaud	7,733	194
Calix*	16,351	242
Cardtronics*	18,109	448
Ceva*	8,253	220
Clicksoftware Technologies	29,417	258
Coherent*	6,421	284
Communications Systems	9,900	144
CommVault Systems*	6,738	228
EPIQ Systems	18,332	230
FleetCor Technologies*	7,142	203
Jack Henry & Associates	12,566	367
Littelfuse	5,908	274
Loral Space & Communications*	4,987	282
Monotype Imaging Holdings*	18,171	213
NCR*	9,913	171
Opnet Technologies	10,077	348
OSI Systems*	7,745	301
Responsys*	7,089	103
SolarWinds*	14,050	348
ValueClick*	15,144	232

		5,390

Materials — 5.5%
American Vanguard	28,399	339
Innospec*	11,691	316
Minerals Technologies	3,520	204
PolyOne	20,810	263

See Notes to Schedules of Investments
25

P N C M u l t i-F a c t o r S m a l l C a p G r o w t h F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Rockwood Holdings*	2,616	$134
Sensient Technologies	8,687	316

		1,572
Telecommunication Services — 0.6%
AboveNet*	3,030	186
Utilities — 0.8%
IDACORP	5,937	227
Total Common Stocks (Cost $24,695)		28,390
AFFILIATED MONEY MARKET FUND — 0.1%
PNC Advantage Institutional Money Market
Fund, Institutional Class†	30,260	30
Total Affiliated Money Market Fund (Cost $30)		30

TOTAL INVESTMENTS — 100.1%
(Cost $24,725)**		28,420
Other Assets & Liabilities – (0.1)%		(31)
TOTAL NET ASSETS — 100.0%		$28,389

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $24,706.

Gross unrealized appreciation (000)	$5,036
Gross unrealized depreciation (000)	(1,322)

Net unrealized appreciation (000)	$3,714

†	See Note 2 in Notes to Schedules of Investments.

Please	see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
26

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$30	$–	$–	$30
Common Stocks	28,390	–	–	28,390

Total Assets – Investments in Securities	$28,420	$–	$–	$28,420

Other Financial Instruments

See Notes to Schedules of Investments	27

P N C M u l t i-F a c t o r S m a l l C a p V a l u e F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 (U n a u d i t e d)

	Number of Shares	Value (000)
COMMON STOCKS — 100.0%
Consumer Discretionary — 11.7%
BJ’s Restaurants*	13,611	$629
CROCS*	29,641	811
Dillard’s, Cl A	3,630	168
Express*	32,624	623
Genesco*	5,128	272
Lithia Motors Cl A	20,826	393
Signet Jewelers (Bermuda)*	6,605	257
Sonic Automotive, Cl A	21,566	299
Town Sports International Holdings*	27,310	205
True Religion Apparel*	7,225	220

		3,877

Consumer Staples — 3.1%
B&G Foods	12,278	224
Ruddick	5,882	240
TreeHouse Foods*	4,872	267
United Natural Foods*	7,412	301

		1,032

Energy — 7.0%
Atlas Pipeline Partners LP	4,997	152
BP Prudhoe Bay Royalty Trust	5,178	576
BreitBurn Energy Partners LP	24,299	449
Core Laboratories NV (Netherlands)	1,113	124
Oil States International*	1,411	93
Permian Basin Royalty Trust	11,286	252
Sabine Royalty Trust	9,422	586
Western Refining*	3,958	69

		2,301

Financials — 33.9%
Advance America Cash Advance Centers	50,177	419
Allied World Assurance Co Holdings (Bermuda)	10,875	564
American Equity Investment Life Holding	69,282	700
American Safety Insurance Holdings*	11,115	211
Ares Capital	9,781	149
Arlington Asset Investment REIT	15,330	396
Ashford Hospitality Trust REIT	25,957	210
Aspen Insurance Holdings (Bermuda)	6,721	161
Banco Latinoamericano de Comercio Exterior SA,
Cl E (Panama)	38,438	642
BRE Properties REIT	6,039	304
Cash America International	7,397	413
Citizens & Northern	20,713	338
City Holding	16,100	489
Community Bank System	21,194	531
Dime Community Bancshares	11,652	141
Extra Space Storage REIT	29,132	626
Grupo Financiero Galicia SA, ADR (Argentina)	20,197	240
Hatteras Financial REIT	27,059	747
Horace Mann Educators	24,305	324
LTC Properties REIT	10,629	287
Montpelier Re Holdings (Bermuda)	11,665	200
National Health Investors REIT	6,464	295
National Retail Properties REIT	10,251	279
Portfolio Recovery Associates*	2,322	170
Prosperity Bancshares	8,741	331
Senior Housing Properties Trust REIT	21,073	501
Signature Bank*	8,877	494
Symetra Financial	24,279	260
TCF Financial	12,983	136

	Number of Shares	Value (000)

UDR REIT	8,338	$223
World Acceptance*	7,259	473

		11,254

Healthcare — 7.4%
Ariad Pharmaceuticals*	22,497	221
Capital Senior Living*	31,863	229
Health Management Associates Cl A	68,444	562
Healthspring*	3,966	155
HealthStream*	11,174	139
Invacare	5,773	145
Mednax*	1,961	128
OraSure Technologies*	42,654	313
Questcor Pharmaceuticals*	8,507	256
Skilled Healthcare Group, Cl A*	25,819	140
US Physical Therapy	8,619	171

		2,459

Industrials — 11.7%
Alamo Group	6,099	140
Alaska Air Group*	5,731	331
Astronics*	26,258	783
Astronics Cl B*	2,888	72
Atlas Air Worldwide Holdings*	3,163	155
Belden	8,012	245
China Yuchai International (Singapore)	9,387	169
Ducommun	3,847	71
Fly Leasing, ADR (Ireland)	14,044	172
Hexcel*	15,504	356
Intersections	18,511	281
Kennametal	4,477	165
Lennox International	3,934	123
Park-Ohio Holdings*	13,769	219
Polypore International*	2,204	136
Regal-Beloit	4,473	263
Standex International	7,289	212

		3,893

Information Technology — 11.1%
ADTRAN	9,177	285
Anixter International	4,320	255
Ariba*	6,916	188
Cardtronics*	30,177	747
Ceva*	12,824	341
Communications Systems	18,787	274
DST Systems	2,762	129
Entropic Communications*	15,969	72
GT Advanced Technologies*	17,175	210
KEMET*	20,554	189
Lattice Semiconductor*	71,790	404
Littelfuse	2,926	136
ShoreTel*	36,875	257
Spreadtrum Communications, ADR*	8,130	144
SunPower, Cl B*	4,979	59

		3,690

Materials — 6.3%
AM Castle*	15,853	192
Buckeye Technologies	14,447	393
Innospec*	4,823	130
Rock-Tenn, Cl A	2,267	122
Rockwood Holdings*	8,526	435

See Notes to Schedules of Investments
28

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Schnitzer Steel Industries, Cl A	3,180	$145
Worthington Industries*	26,047	423
WR Grace*	6,532	258

		2,098
Telecommunication Services — 1.0%
IDT, Cl B	14,626	320
Utilities — 6.8%
Amerigas Partners LP	6,644	288
Cleco	6,620	235
El Paso Electric*	12,335	427
Ferrellgas Partners LP	9,804	222
Nicor	5,057	281
NorthWestern	14,512	492
Piedmont Natural Gas	10,435	322

		2,267
Total Common Stocks
(Cost $29,948)		33,191
AFFILIATED MONEY MARKET FUND — 0.5%
PNC Advantage Institutional Money Market Fund, Institutional Class†	159,988	160
Total Affiliated Money Market Fund
(Cost $160)		160

TOTAL INVESTMENTS — 100.5%
(Cost $30,108)**		33,351
Other Assets & Liabilities – (0.5)%		(164)
TOTAL NET ASSETS — 100.0%		$33,187

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $30,077.

Gross unrealized appreciation (000)	$5,250
Gross unrealized depreciation (000)	(1,976)

Net unrealized appreciation (000)	$3,274

†	See Note 2 in Notes to Schedules of Investments.

Please	see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
29

P N C M u l t i-F a c t o r S m a l l C a p Va l u e F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$160	$–	$–	$160
Common Stocks	33,191	–	–	33,191

Total Assets – Investments in Securities	$33,351	$–	$–	$33,351

See Notes to Schedules of Investments
30

P N C S & P 5 0 0 I n d e x F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 (U n a u d i t e d)

	Number of Shares	Value (000)

COMMON STOCKS — 98.8%
Consumer Discretionary — 10.7%
Abercrombie & Fitch, Cl A	830	$53
Amazon.com*	3,372	726
AMC Networks Cl A*	569	21
Apollo Group, Cl A*	1,135	53
AutoNation*	580	23
AutoZone*	251	77
Bed Bath & Beyond*	2,227	127
Best Buy	3,009	77
Big Lots*	701	24
Cablevision Systems, Cl A	2,256	41
CarMax*	2,084	59
Carnival (Panama)	4,186	138
CBS, Cl B	6,421	161
Chipotle Mexican Grill*	276	86
Coach	2,765	155
Comcast, Cl A	26,301	566
D.R. Horton	2,614	28
Darden Restaurants	1,292	62
DeVry	586	26
DIRECTV, Cl A*	7,396	325
Discovery Communications, Cl A*	2,694	114
Expedia	1,414	43
Family Dollar Stores	1,189	63
Ford Motor*	35,157	391
Fortune Brands	1,467	84
GameStop, Cl A*	1,458	35
Gannett	2,932	34
Gap	3,998	66
Genuine Parts	1,462	80
Goodyear Tire & Rubber*	2,346	29
H&R Block	2,918	44
Harley-Davidson	2,163	84
Harman International Industries	667	24
Hasbro	1,289	50
Home Depot	14,856	496
International Game Technology	2,460	38
Interpublic Group	4,667	40
JC Penney	2,302	61
Johnson Controls	6,199	198
Kohl’s	2,528	117
Leggett & Platt	1,336	30
Lennar, Cl A	1,541	23
Limited Brands	2,351	89
Lowe’s	12,862	256
Macy’s	3,949	102
Marriott International, Cl A	2,752	81
Mattel	3,392	91
McDonald’s	9,671	875
McGraw-Hill	3,122	131
NetFlix*	436	102
New York Times, Cl A*	961	8
Newell Rubbermaid	2,696	37
News, Cl A	21,717	375
NIKE, Cl B	3,587	311
Nordstrom	1,576	72
Omnicom Group	2,646	107
O’Reilly Automotive*	1,298	84
priceline.com*	454	244
Pulte Group*	1,470	7
RadioShack	1,609	21
Ralph Lauren	688	94

	Number of Shares	Value (000)

Ross Stores	1,152	$88
Scripps Networks Interactive, Cl A	628	27
Sears Holdings*	415	25
Stanley Black & Decker	1,747	108
Staples	6,631	98
Starbucks	7,075	273
Starwood Hotels & Resorts Worldwide	1,722	77
Target	6,647	343
Tiffany	1,245	90
Time Warner	9,982	316
Time Warner Cable	3,138	206
TJX	3,831	209
Urban Outfitters*	993	26
VF	795	93
Viacom, Cl B	5,478	264
Walt Disney	17,935	611
Washington Post, Cl B	71	25
Whirlpool	790	50
Wyndham Worldwide	1,396	45
Wynn Resorts	711	110
Yum! Brands	4,429	241

		11,384

Consumer Staples — 11.2%
Altria Group	20,002	544
Archer-Daniels-Midland	5,982	170
Avon Products	4,094	92
Brown-Forman, Cl B	1,175	84
Campbell Soup	1,770	56
Clorox	1,312	92
Coca-Cola	21,566	1,519
Coca-Cola Enterprises	3,030	84
Colgate-Palmolive	4,627	416
ConAgra Foods	4,115	101
Constellation Brands, Cl A*	1,667	33
Costco Wholesale	4,087	321
CVS Caremark	12,504	449
Dean Foods*	1,834	16
Dr Pepper Snapple Group	2,153	83
Estee Lauder, Cl A	1,078	105
General Mills	5,875	223
H.J. Heinz	2,969	156
Hershey	1,544	91
Hormel Foods	1,294	36
J.M. Smucker	1,124	81
Kellogg	2,326	126
Kimberly-Clark	3,748	259
Kraft Foods, Cl A	16,383	574
Kroger	5,735	135
Lorillard	1,410	157
McCormick	1,536	73
Mead Johnson Nutrition	1,925	137
Molson Coors Brewing, Cl B	1,464	64
PepsiCo	14,815	955
Philip Morris International	17,040	1,181
Procter & Gamble	26,153	1,666
Reynolds American	3,153	119
Safeway	3,454	63
Sara Lee	5,868	106
SUPERVALU	1,984	16
Sysco	5,527	154
Tyson Foods, Cl A	2,792	49

See Notes to Schedules of Investments	31

P N C S & P 5 0 0 I n d e x F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 31, 2 0 1 1 (U n a u d i t e d)

	Number of Shares	Value (000)

COMMON STOCKS — continued
Consumer Staples — continued
Walgreen	8,524	$300
Wal-Mart Stores	17,634	938
Whole Foods Market	1,378	91

		11,915

Energy — 12.2%
Alpha Natural Resources*	1,952	65
Anadarko Petroleum	4,676	345
Apache	3,635	375
Baker Hughes	3,945	241
Cabot Oil & Gas	974	74
Cameron International*	2,271	118
Chesapeake Energy	6,130	199
Chevron	18,739	1,853
ConocoPhillips	13,177	897
Consol Energy	2,113	96
Denbury Resources*	4,268	68
Devon Energy	4,058	275
Diamond Offshore Drilling	673	43
El Paso	7,167	137
EOG Resources	2,504	232
EQT	1,385	83
ExxonMobil	46,136	3,416
FMC Technologies*	2,235	99
Halliburton	8,174	363
Helmerich & Payne	1,185	68
Hess	2,826	168
Marathon Oil	6,919	186
Marathon Petroleum	3,486	129
Murphy Oil	2,096	112
Nabors Industries (Bermuda)*	2,574	47
National Oilwell Varco	3,924	259
Newfield Exploration*	1,270	65
Noble (Switzerland)	2,785	94
Noble Energy	1,560	138
Occidental Petroleum	7,612	660
Peabody Energy	2,526	123
Pioneer Natural Resources	1,021	80
QEP Resources	1,665	59
Range Resources	1,313	85
Rowan*	1,660	60
Schlumberger (Netherlands)	12,525	978
Southwestern Energy*	3,257	124
Spectra Energy	6,108	159
Sunoco	1,094	42
Tesoro*	1,916	46
Valero Energy	5,404	123
Williams	5,576	150

		12,934

Financials — 14.2%
ACE (Switzerland)	3,131	202
Aflac	4,525	171
Allstate	5,013	131
American Express	9,875	491
American International Group*	4,084	103
Ameriprise Financial	2,329	106
AON	3,048	142
Apartment Investment & Management, Cl A REIT	1,081	29
Assurant	909	32

	Number of Shares	Value (000)

AvalonBay Communities REIT	842	$115
Bank of America	95,015	776
Bank of Montreal	636	40
BB&T	6,292	140
Berkshire Hathaway, Cl B*	16,243	1,186
BlackRock†	909	150
BNY Mellon	11,475	237
Boston Properties REIT	1,338	140
Capital One Financial	4,279	197
CB Richard Ellis Group, Cl A*	2,720	41
Charles Schwab	9,803	121
Chubb	2,842	176
Cincinnati Financial	1,503	42
Citigroup	27,094	841
CME Group	627	167
Comerica	1,673	43
Discover Financial Services	5,327	134
E*Trade Financial*	3,086	38
Equity Residential REIT	2,786	170
Federated Investors, Cl B	1,377	24
Fifth Third Bancorp	8,812	94
First Horizon National	2,107	15
Franklin Resources	1,391	167
Genworth Financial, Cl A*	4,694	32
Goldman Sachs Group	4,926	573
Hartford Financial Services Group	4,152	79
HCP REIT	3,793	141
Health Care REIT	1,647	84
Host Hotels & Resorts REIT	6,359	75
Hudson City Bancorp	5,728	36
Huntington Bancshares	9,097	46
IntercontinentalExchange*	690	81
Invesco	4,465	82
Janus Capital Group	2,699	20
JPMorgan Chase	37,227	1,398
KeyCorp	9,728	65
Kimco Realty REIT	3,943	70
Legg Mason	1,727	49
Leucadia National	1,860	55
Lincoln National	2,987	62
Loews	2,714	102
M&T Bank	1,156	88
Marsh & McLennan	5,120	152
MetLife	10,119	340
Moody’s	1,847	57
Morgan Stanley	14,534	254
NASDAQ OMX Group*	1,797	43
Northern Trust	2,302	88
NYSE Euronext	2,488	68
People’s United Financial	3,498	41
Plum Creek Timber REIT	1,512	57
PNC Financial Services Group†	4,983	250
Principal Financial Group	3,538	90
Progressive	6,622	127
ProLogis REIT	4,067	111
Prudential Financial	4,819	242
Public Storage REIT	1,354	168
Regions Financial	12,451	57
Simon Property Group REIT	2,878	338
SLM	5,701	78
State Street	4,745	169
SunTrust Banks	5,013	100

See Notes to Schedules of Investments
32

	Number of Shares	Value (000)

COMMON STOCKS — continued
Financials — continued
T. Rowe Price Group	2,421	$129
Torchmark	1,079	41
Travelers	3,974	201
U.S. Bancorp	17,958	417
Unum Group	2,989	70
Ventas REIT	2,759	148
Vornado Realty Trust REIT	1,560	134
Wells Fargo	49,774	1,299
Weyerhaeuser	4,983	90
XL Group PLC (Bermuda)	2,364	49
Zions Bancorp	1,713	30

		15,037

Healthcare — 11.7%
Abbott Laboratories	14,470	760
Aetna	3,811	153
Agilent Technologies*	3,162	117
Allergan	2,731	223
AmerisourceBergen	2,552	101
Amgen	8,748	485
Baxter International	5,302	297
Becton Dickinson	2,092	170
Biogen Idec*	2,189	206
Boston Scientific*	14,079	95
Bristol-Myers Squibb	16,124	480
Cardinal Health	3,211	136
CareFusion*	2,085	53
Celgene*	4,319	257
Cephalon*	883	71
Cerner*	1,307	86
CIGNA	2,642	124
Coventry Health Care*	1,417	47
Covidien PLC (Ireland)	4,597	240
CR Bard	796	76
DaVita*	937	69
DENTSPLY International	1,291	45
Edwards Lifesciences*	1,089	82
Eli Lilly	9,491	356
Express Scripts*	4,938	232
Forest Laboratories*	3,301	113
Gilead Sciences*	7,581	302
Hospira*	1,545	71
Humana	1,729	134
Intuitive Surgical*	363	138
Johnson & Johnson	25,772	1,696
Laboratory Corporation of America Holdings*	917	77
Life Technologies*	1,656	70
McKesson	2,361	189
Medco Health Solutions*	3,727	202
Medtronic	10,088	354
Merck	28,975	960
Mylan*	3,863	80
Patterson	873	26
PerkinElmer	1,586	36
Pfizer	73,479	1,395
Quest Diagnostics	1,485	74
St. Jude Medical	3,135	143
Stryker	3,190	156
Tenet Healthcare*	7,664	40
Thermo Fisher Scientific*	3,791	208
UnitedHealth Group	10,098	480

	Number of Shares	Value (000)

Varian Medical Systems*	1,085	$62
Waters*	869	69
Watson Pharmaceuticals*	1,132	76
WellPoint	3,497	221
Zimmer Holdings*	1,825	104

		12,437

Industrials — 10.3%
3M	6,736	559
Avery Dennison	994	29
Boeing	6,954	465
C.H. Robinson Worldwide	1,543	109
Caterpillar	6,008	547
Cintas	1,144	37
CSX	10,581	232
Cummins	1,800	167
Danaher	5,159	236
Deere	3,987	322
Dover	1,781	102
Dun & Bradstreet	305	20
Eaton	3,427	147
Emerson Electric	7,185	334
Equifax	1,151	37
Expeditors International of Washington	1,965	89
Fastenal	2,771	93
FedEx	2,887	227
Flowserve	525	50
Fluor	1,657	101
General Dynamics	3,627	232
General Electric	101,185	1,650
Goodrich	1,153	103
Honeywell International	7,345	351
Illinois Tool Works	4,889	228
Ingersoll-Rand PLC (Ireland)	2,973	100
Iron Mountain	1,828	59
ITT	1,683	80
Jacobs Engineering Group*	1,198	45
Joy Global	976	81
L-3 Communications Holdings	1,068	72
Lockheed Martin	2,715	201
Masco	2,574	23
Norfolk Southern	3,291	223
Northrop Grumman	2,727	149
PACCAR	3,423	129
Pall	1,086	56
Parker Hannifin	1,535	113
Pitney Bowes	1,215	25
Precision Castparts	1,365	224
Quanta Services*	2,043	39
Raytheon	3,400	147
Republic Services	2,830	86
Robert Half International	939	22
Rockwell Automation	1,309	84
Rockwell Collins	1,476	74
Roper Industries	881	68
RR Donnelley & Sons	1,962	30
Ryder System	461	22
Snap-On	539	29
Southwest Airlines	7,168	62
Stericycle*	807	71
Textron	2,592	44
Tyco International (Switzerland)	4,370	182

See Notes to Schedules of Investments
33

P N C S & P 5 0 0 I n d e x F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 (U n a u d i t e d)

	Number of Shares	Value (000)

COMMON STOCKS — continued
Industrials — continued
Union Pacific	4,657	$429
United Parcel Service, Cl B	9,348	630
United Technologies	8,758	650
W.W. Grainger	533	82
Waste Management	4,427	146

		10,944

Information Technology — 18.3%
Accenture PLC, Cl A (Ireland)	6,184	331
Adobe Systems*	4,817	122
Advanced Micro Devices*	5,353	37
Akamai Technologies*	1,762	39
Altera	2,977	108
Amphenol, Cl A	1,643	77
Analog Devices	2,795	92
Apple*	8,621	3,318
Applied Materials	12,187	138
Autodesk*	2,159	61
Automatic Data Processing	4,607	231
BMC Software*	1,606	65
Broadcom, Cl A*	4,440	158
CA	3,506	74
Cisco Systems	50,474	791
Citrix Systems*	1,811	109
Cognizant Technology Solutions, Cl A*	2,811	178
Computer Sciences	1,696	52
Compuware*	3,494	30
Corning	13,685	206
Dell*	15,318	228
eBay*	10,651	329
Electronic Arts*	3,099	70
EMC*	19,402	438
F5 Networks*	811	66
Fidelity National Information Services	2,527	71
First Solar*	518	52
Fiserv*	1,374	77
FLIR Systems	1,488	39
Google, Cl A*	2,389	1,292
Harris	1,196	48
Hewlett-Packard	18,991	494
Intel	49,485	996
International Business Machines	11,290	1,941
Intuit*	2,580	127
Jabil Circuit	1,806	30
JDS Uniphase*	2,117	27
Juniper Networks*	5,187	109
KLA-Tencor	1,561	57
Lexmark International, Cl A*	1,194	38
Linear Technology	2,123	61
LSI*	5,801	40
Mastercard, Cl A	878	290
MEMC Electronic Materials*	3,823	27
Microchip Technology	1,793	59
Micron Technology*	8,092	48
Microsoft (A)	70,259	1,869
Molex	1,296	28
Monster Worldwide*	1,189	11
Motorola Mobility Holdings*	2,668	101
Motorola Solutions*	3,085	130
National Semiconductor	2,376	59
NetApp*	3,427	129

	Number of Shares	Value (000)

Novellus Systems*	1,215	$34
NVIDIA*	5,605	75
Oracle	36,792	1,033
Paychex	2,985	81
QUALCOMM	15,584	802
Red Hat*	1,795	71
SAIC*	2,698	40
Salesforce.com*	1,057	136
SanDisk*	2,248	82
Symantec*	7,044	121
Tellabs	3,522	14
Teradata*	1,579	83
Teradyne*	2,968	36
Texas Instruments	10,481	275
Total System Services	1,499	27
VeriSign	1,965	61
Visa, Cl A	4,466	392
Western Digital*	2,333	69
Western Union	6,310	104
Xerox	13,059	108
Xilin	2,476	77
Yahoo!*	11,644	158

		19,477

Materials — 3.5%
Air Products & Chemicals	2,023	166
Airgas	720	47
AK Steel Holding	593	5
Alcoa	10,259	131
Allegheny Technologies	920	46
Ball	1,642	59
Bemis	842	26
CF Industries Holdings	678	124
Cliffs Natural Resources	1,350	112
Dow Chemical	11,137	317
E.I. DuPont de Nemours	8,808	425
Eastman Chemical	646	53
Ecolab	2,106	113
FMC	695	53
Freeport-McMoRan Copper & Gold	8,832	416
International Flavors & Fragrances	758	44
International Paper	4,340	118
MeadWestvaco	1,627	45
Monsanto	4,928	340
Newmont Mining	4,754	298
Nucor	3,048	110
Owens-Illinois*	1,522	29
PPG Industries	1,524	117
Praxair	2,869	282
Sealed Air	1,462	27
Sherwin-Williams	904	68
Sigma-Aldrich	1,049	67
Titanium Metals	415	7
United States Steel	1,264	38
Vulcan Materials	1,104	39

		3,722

Telecommunication Services — 3.0%
American Tower, Cl A*	3,790	204
AT&T	55,712	1,587
CenturyLink	5,398	195
Frontier Communications	9,288	70

See Notes to Schedules of Investments
34

	Number of Shares	Value (000)

COMMON STOCKS — continued
Telecommunication Services — continued
MetroPCS Communications*	2,529	$28
Sprint Nextel*	27,887	105
Verizon Communications	26,371	954
Windstream	5,946	75

		3,218

Utilities — 3.7%
AES*	5,944	65
Ameren	2,391	72
American Electric Power	4,466	173
CenterPoint Energy	3,967	79
CMS Energy	2,500	49
Consolidated Edison	2,696	152
Constellation Energy Group	1,872	72
Dominion Resources	5,624	274
DTE Energy	1,607	81
Duke Energy	12,816	242
Edison International	3,044	113
Entergy	1,699	111
Exelon	6,356	274
FirstEnergy	4,004	177
Integrys Energy Group	727	36
NextEra Energy	3,973	225
Nicor	424	24
NiSource	2,851	61
Northeast Utilities	1,778	62
NRG Energy*	2,374	56
Oneok	1,077	76
Pepco Holdings	2,096	41
PG&E	3,551	150
Pinnacle West Capital	1,106	49
PPL	5,333	154
Progress Energy	2,673	131
Progress Energy CVO (B) (C) (D)	2,575	–
Public Service Enterprise Group	4,538	155
SCANA	1,051	42
Sempra Energy	2,159	113
Southern	8,082	334
TECO Energy	2,194	40
Wisconsin Energy	2,324	74
Xcel Energy	4,279	106

		3,863

Total Common Stocks (Cost $75,545)		104,931

RIGHTS — 0.0% Sanofi*	2,454	3

Total Rights (Cost $6)		3

	Number of Shares	Value (000)

WARRANTS — 0.0%
American International Group	580	$4
Total Warrants (Cost $10)		4

AFFILIATED MONEY MARKET FUND — 0.9%
PNC Advantage Institutional Money Market Fund, Institutional Class† (A)	979,195	979

Total Affiliated Money Market Fund (Cost $979)		979
TOTAL INVESTMENTS — 99.7% (Cost $76,540)**		105,917
Other Assets & Liabilities – 0.3%		$317
TOTAL NET ASSETS — 100.0%		$106,234

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $83,692.

Gross unrealized appreciation (000)	$24,469
Gross unrealized depreciation (000)	(2,244)

Net unrealized appreciation (000)	$22,225

† See Note 2 in Notes to Schedules of Investments.

(A)	All or a portion of the security was held as collateral for open futures contracts.
(B)	Value is less than $500.
(C)	Illiquid Security
(D)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.

Please see Investment Abbreviations and Definitions on Page 106.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)

S&P 500® Mini Composite Index	16	$1,000	09/17/11	$(26)

Cash in the amount of $979,195 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments
35

P N C S & P 5 0 0 I n d e x F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$979	$–	$–	$979
Common Stocks	104,931	–	–	104,931
Rights	3	–	–	3
Warrants	4	–	–	4

Total Assets – Investments in Securities	$105,917	$–	$–	$105,917

Other Financial Instruments

Futures Contracts	$(26)	$–	$–	$(26)

Total Assets-Other Financial Instruments	$(26)	$–	$–	$(26)

See Notes to Schedules of Investments
36

P N C S m a l l C a p F u n d
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 98.3%
Consumer Discretionary — 16.1%
Aaron’s	129,900	$3,461
American Axle & Manufacturing Holdings*	317,200	2,966
Buckle	40,280	1,587
Coinstar*	72,710	3,315
Dorman Products*	60,740	1,965
Gildan Activewear (Canada)	46,730	1,263
Madison Square Garden*	89,180	2,155
Penn National Gaming*	62,070	2,471
Tractor Supply	42,810	2,627
Universal Electronics*	91,350	1,778
WMS Industries*	69,792	1,523

		25,111

Consumer Staples — 4.9%
Boston Beer, Cl A*	20,810	1,687
Corn Products International	45,830	2,143
TreeHouse Foods*	71,290	3,905

		7,735

Energy — 10.1%
Atwood Oceanics*	51,410	2,164
Complete Production Services*	54,080	1,571
Contango Oil & Gas*	60,360	3,660
Oil States International*	20,730	1,370
Swift Energy Co*	87,380	2,696
World Fuel Services	117,920	4,379

		15,840

Financials — 22.7%
AmTrust Financial Services	247,710	5,992
Bank of the Ozarks	206,270	4,687
CVB Financial	175,670	1,532
FirstService (Canada)*	78,590	2,509
Glacier Bancorp	176,750	2,034
Home Bancshares	97,040	2,279
Portfolio Recovery Associates*	59,330	4,339
Prosperity Bancshares	56,960	2,156
RLI	57,770	3,652
Virtus Investment Partners*	57,500	3,525
World Acceptance*	43,130	2,810

		35,515

Healthcare — 9.1%
Bio-Reference Labs*	124,616	2,522
Catalyst Health Solutions*	51,750	2,780
MWI Veterinary Supply*	44,570	3,298
Neogen*	38,700	1,344
Par Pharmaceutical*	49,470	1,471
PAREXEL International*	141,770	2,889

		14,304

Industrials — 18.0%
BE Aerospace*	114,940	4,003
Colfax*	128,250	3,217
Curtiss-Wright	79,110	2,436
EnerSys*	74,020	1,663
Esterline Technologies*	55,270	4,161
ICF International*	109,600	2,485
Insituform Technologies*	97,260	1,608
Regal-Beloit	47,640	2,801
Ritchie Bros Auctioneers (Canada)	105,790	2,432

	Number of Shares	Value (000)

Triumph Group	65,090	$3,409

		28,215

Information Technology — 15.9%
Entropic Communications*	179,150	804
Finisar*	100,480	1,855
Liquidity Services*	128,550	3,085
Littelfuse	53,180	2,467
Monolithic Power Systems*	119,840	1,514
Open Text (Canada)*	55,330	3,264
OSI Systems*	112,870	4,391
Rofin-Sinar Technologies*	85,800	1,981
Tyler Technologies*	111,480	2,813
Wright Express*	65,930	2,778

		24,952

Materials — 1.5%
Balchem	54,675	2,258
Total Common Stocks (Cost $136,126)		153,930

AFFILIATED MONEY MARKET FUND — 2.2%
PNC Advantage Institutional Money Market Fund, Institutional Class† (A)	3,390,017	3,390

Total Affiliated Money Market Fund (Cost $3,390)		3,390

TOTAL INVESTMENTS — 100.5% (Cost $139,516)**		157,320

Other Assets & Liabilities – (0.5)%		(786)
TOTAL NET ASSETS — 100.0%		$156,534

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $139,789.

Gross unrealized appreciation (000)	$28,647
Gross unrealized depreciation (000)	(11,117)

Net unrealized appreciation (000)	$17,530

†	See Note 2 in Notes to Schedules of Investments.
(A)	All or a portion of the security was held as collateral for open futures contracts.

Please see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
37

P N C S m a l l C a p F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2011 (U n a u d i t e d)

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
Russell Mini	20	$1,492	09/16/11	$(39)

Cash in the amount of $1,640,808 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$3,390	$–	$–	$ 3,390
Common Stocks	153,930	–	–	153,930

Total Assets – Investments in Securities	$157,320	$–	$–	$157,320

Other Financial Instruments

Futures Contracts	$(39)	$–	$–	$ (39)

Total Assets—Other Financial Instruments	$(39)	$–	$–	$ (39)

See Notes to Schedules of Investments
38

P N C B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 ( U n a u d i t e d )

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 8.3%
Automotive — 3.5%
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A3
0.970%, 04/15/15	$1,190	$1,196
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A4
1.780%, 12/15/15	1,800	1,846
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	2,225	2,295
World Omni Auto Receivables Trust,
Series 2011-A, Cl A4
1.910%, 04/15/16	2,280	2,334

		7,671

Credit Cards — 1.3%
Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5
2.250%, 12/23/14	240	245
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	2,420	2,481

		2,726

Utilities — 3.5%
JCP&L Transition Funding LLC,
Series 2002-A, Cl A3
5.810%, 12/05/15	3,152	3,338
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	3,620	4,365

		7,703

Total Asset Backed Securities (Cost $16,948)		18,100

COLLATERALIZED MORTGAGE OBLIGATION — 2.9%
Freddie Mac, Series 2773, Cl CD 4.500%, 04/15/24	5,891	6,357

Total Collateralized Mortgage Obligation (Cost $5,661)		6,357

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD5, Cl A2
5.655%, 11/15/44	476	480
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	4,200	4,571
Ginnie Mae, Series 2009-111, Cl A 3.486%, 08/16/39	1,778	1,872

Total Commercial Mortgage-Backed Securities (Cost $6,442)		6,923

CORPORATE BONDS — 32.1%
Automotive — 0.3%
BorgWarner 4.625%, 09/15/20	580	615

	Par (000)	Value (000)

Cable — 2.3%
DIRECTV Holdings LLC
4.600%, 02/15/21	$1,175	$1,228
Discovery Communications LLC
4.375%, 06/15/21	350	362
Historic TW
6.625%, 05/15/29	556	631
NBCUniversal Media LLC
5.150%, 04/30/20	1,160	1,285
News America
8.450%, 08/01/34	538	644
6.650%, 11/15/37	345	372
Viacom
3.500%, 04/01/17	500	517

		5,039

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	649	750

Energy — 3.3%
Anadarko Petroleum
8.700%, 03/15/19	550	708
Burlington Resources Finance
7.200%, 08/15/31	450	585
EQT
8.125%, 06/01/19	340	419
Hess
5.600%, 02/15/41	500	515
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	977	1,083
Nexen
5.875%, 03/10/35	928	876
ONEOK Partners LP
6.125%, 02/01/41	575	606
Petrobras International Finance
3.875%, 01/27/16	960	984
Suncor Energy
6.100%, 06/01/18	645	748
Weatherford International
5.125%, 09/15/20	605	633

		7,157

Financials — 11.1%
American Express
7.000%, 03/19/18	375	446
Ameriprise Financial
7.300%, 06/28/19	665	820
Bank of America
5.750%, 12/01/17	2,005	2,083
Barclays Bank PLC
6.750%, 05/22/19	1,070	1,174
BBVA U.S. Senior, S.A. Unipersonal
3.250%, 05/16/14	1,100	1,073
Capital One Bank USA NA
6.500%, 06/13/13	380	408
8.800%, 07/15/19	325	401
Capital One Financial
3.150%, 07/15/16	460	458
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	650	760
Citigroup
6.010%, 01/15/15	822	882

See Notes to Schedules of Investments
39

P N C B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
August 31, 2011 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
4.875%, 05/07/15	$490	$488
Credit Suisse
5.400%, 01/14/20	775	771
First Niagara Financial Group
6.750%, 03/19/20	700	777
General Electric Capital
2.950%, 05/09/16	545	550
5.500%, 01/08/20	255	281
4.625%, 01/07/21	745	767
General Electric Capital (MTN)
5.625%, 09/15/17	490	544
Goldman Sachs Group
5.950%, 01/18/18	915	973
6.150%, 04/01/18	505	539
Harley-Davidson Financial Services
3.875%, 03/15/16 144A	250	263
HSBC Bank USA NA
4.625%, 04/01/14	650	672
4.875%, 08/24/20	600	582
International Lease Finance
6.500%, 09/01/14 144A	350	355
JPMorgan Chase
6.000%, 01/15/18	1,800	2,008
4.625%, 05/10/21	610	631
Mellon Funding
5.500%, 11/15/18	225	252
Merrill Lynch (MTN)
6.875%, 04/25/18	215	223
Morgan Stanley
4.750%, 04/01/14	590	598
4.000%, 07/24/15	450	448
Morgan Stanley (MTN)
5.450%, 01/09/17	650	666
Nordea Bank AB
4.875%, 05/13/21 144A	575	524
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	900	847
Wachovia Capital Trust III
5.570%, 03/29/49 (A)	1,260	1,102
Westpac Banking
3.000%, 08/04/15	795	812

		24,178

Food, Beverage & Tobacco — 0.4%
Anheuser-Busch InBev Worldwide 7.750%, 01/15/19	625	822

Healthcare — 0.4%
Johnson & Johnson 5.950%, 08/15/37	690	861

Industrials — 1.2%
CRH America
4.125%, 01/15/16	610	626
L-3 Communications
4.950%, 02/15/21	510	534
Republic Services
5.700%, 05/15/41	580	601
Thermo Fisher Scientific
3.200%, 05/01/15	785	833

		2,594

	Par (000)	Value (000)

Insurance — 2.9%
AON
3.500%, 09/30/15	$575	$597
Berkshire Hathaway
3.750%, 08/15/21	730	746
Berkshire Hathaway Finance
4.250%, 01/15/21	820	874
Hartford Financial Services Group
6.300%, 03/15/18	465	492
MetLife
7.717%, 02/15/19	520	638
6.400%, 12/15/36	520	472
Principal Financial Group
8.875%, 05/15/19	625	823
Prudential Financial
5.375%, 06/21/20	75	81
Prudential Financial (MTN)
7.375%, 06/15/19	685	819
Reinsurance Group of America
6.450%, 11/15/19	720	824

		6,366

Materials — 0.9%
ArcelorMittal
7.000%, 10/15/39	710	685
Dow Chemical
4.250%, 11/15/20	785	801
International Paper
7.500%, 08/15/21	460	546

		2,032

Real Estate Investment Trusts — 2.0%
CommonWealth REIT
5.875%, 09/15/20	785	814
Digital Realty Trust LP
4.500%, 07/15/15	750	777
Health Care REIT
5.250%, 01/15/22	715	712
ProLogis LP
4.500%, 08/15/17	320	326
6.625%, 12/01/19	370	377
Realty Income
6.750%, 08/15/19	705	818
WEA Finance LLC
4.625%, 05/10/21 144A	615	598

		4,422

Retail — 1.2%
AutoZone
4.000%, 11/15/20	610	615
Home Depot
5.875%, 12/16/36	625	680
Kroger
6.400%, 08/15/17	330	394
Wal-Mart Stores
5.250%, 09/01/35	650	699
5.625%, 04/01/40	175	197

		2,585

Technology — 0.7%
KLA-Tencor
6.900%, 05/01/18	570	663

See Notes to Schedules of Investments
40

	Par (000)	Value (000)

CORPORATE BONDS — continued
Technology — continued
Xerox 6.400%, 03/15/16	$735	$841

		1,504

Telecommunications — 1.6%
America Movil SAB de CV 5.000%, 03/30/20	630	683
AT&T 6.300%, 01/15/38	500	558
Bellsouth Capital Funding 7.875%, 02/15/30	145	188
GTE 6.940%, 04/15/28	1,075	1,262
Telefonica Emisiones SAU 3.992%, 02/16/16	910	891

		3,582

Transportation — 0.3%
Ryder System (MTN) 3.150%, 03/02/15	565	594

Utilities — 3.2%
Appalachian Power 4.950%, 02/01/15	875	956
Bruce Mansfield Unit 6.850%, 06/01/34	558	640
Dominion Resources 6.400%, 06/15/18	435	527
Exelon Generation LLC 5.750%, 10/01/41	735	746
Midamerican Energy Holdings 6.125%, 04/01/36	740	854
Nisource Finance 6.400%, 03/15/18	780	917
Progress Energy 7.050%, 03/15/19	580	720
Puget Sound Energy 5.757%, 10/01/39	585	671
Toledo Edison 7.250%, 05/01/20	495	631
Xcel Energy 4.700%, 05/15/20	340	375

		7,037

Total Corporate Bonds (Cost $66,487)		70,138

MUNICIPAL BONDS — 0.7%
Ohio — 0.4%
Ohio State University General Receipts (RB) 4.910%, 06/01/40	850	877

Texas — 0.3%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	570	621

Total Municipal Bonds (Cost $1,420)		1,498

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 29.2%
Federal Home Loan Mortgage Corporation — 1.7%
9.500%, 10/01/20	$52	$58
8.500%, 09/01/16	2	2
8.000%, 07/01/25	45	54
7.000%, 11/01/28	214	246
4.500%, 07/01/40	3,194	3,375

		3,735

Federal National Mortgage Association — 26.0%
9.500%, 05/01/18	8	9
9.000%, 11/01/24	85	100
7.000%, 10/01/33	81	94
6.000%, 07/01/28	1	0
6.000%, 01/01/34	99	111
6.000%, 09/01/36	1,624	1,814
6.000%, 02/01/37	228	252
6.000%, 08/01/38	883	978
6.000%, 09/01/38	2,222	2,495
5.500%, 12/01/33	4,903	5,402
5.500%, 05/01/35	809	890
5.500%, 12/01/36	3,737	4,112
5.000%, 06/01/20	1,773	1,922
5.000%, 04/01/23	952	1,027
5.000%, 10/01/35	5,475	5,921
5.000%, 11/01/35	524	567
5.000%, 06/01/37	1,755	1,896
5.000%, 03/01/40	4,152	4,498
4.500%, 08/01/20	3,397	3,647
4.500%, 09/01/35	1,690	1,797
4.500%, 10/01/39	8,464	8,958
4.500%, 04/01/41	1,892	2,002
4.000%, 11/01/40	4,307	4,471
4.000%, 01/01/41	1,578	1,644
4.000%, 02/01/41	2,263	2,349

		56,956
Government National Mortgage Association — 1.5%
8.500%, 11/15/21	31	37
8.500%, 07/15/22	7	8
8.250%, 04/20/17	2	2
8.000%, 01/15/30	198	236
6.500%, 06/15/32	108	124
6.000%, 08/15/32	50	57
6.000%, 02/15/33	561	634
6.000%, 11/15/34	6	8
4.500%, 07/15/39	1,936	2,102

		3,208
Total U.S. Government Agency Mortgage-Backed Obligations (Cost $60,375)		63,899

U.S. TREASURY OBLIGATIONS — 21.1%
U.S. Treasury Bond — 3.1%
4.500%, 02/15/36	5,860	6,867

U.S. Treasury Notes — 18.0%
4.250%, 08/15/13	275	297
1.375%, 04/15/12	7,105	7,162
1.375%, 01/15/13	280	285
1.125%, 01/15/12	11,495	11,541
0.875%, 02/29/12	9,475	9,513

See Notes to Schedules of Investments
41

P N C B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 (U n a u d i t e d)

	Par	Value
	(000)	(000)

U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
0.750%, 05/31/12	$10,560	$10,611

		39,409
Total U.S. Treasury Obligations (Cost $45,546)		46,276

	Number of Shares
PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae	60,500	120
Freddie Mac	44,080	102

Total Preferred Stocks (Cost $2,502)		222
AFFILIATED MONEY MARKET FUND — 2.0%
PNC Advantage Institutional Money Market Fund, Institutional Class†	4,475,279	4,475
Total Affiliated Money Market Fund (Cost $4,475)		4,475
TOTAL INVESTMENTS — 99.6%
(Cost $209,856)*		217,888
Other Assets & Liabilities — 0.4%		982
TOTAL NET ASSETS — 100.0%		$218,870

*	Aggregate cost for Federal income tax purposes is (000) $209,947.

Gross unrealized appreciation (000)	$10,769
Gross unrealized depreciation (000)	(2,828)

Net unrealized appreciation (000)	$7,941

† See Note 2 in Notes to Schedules of Investments.

(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2011.
144A

 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $2,587 (000) and represents 1.18% of net assets as of August 31, 2011.

    Please see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
42

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)

Affiliated Money Market Fund	$4,475	$–	$–	$4,475

Asset-Backed Securities	–	18,100	–	18,100

Collateralized Mortgage Obligation	–	6,357	–	6,357

Commercial Mortgage-Backed Securities	–	6,923	–	6,923

Corporate Bonds	–	70,138	–	70,138

Municipal Bonds	–	1,498	–	1,498

Preferred Stocks	222	–	–	222

U.S. Government Agency Mortgage- Backed Obligations	–	63,899	–	63,899

U.S. Treasury Obligations	–	46,276	–	46,276

Total Assets – Investments in Securities	$4,697	$213,191	$–	$217,888

See Notes to Schedules of Investments	43

P N C G o v e r n m e n t M o r t g a g e F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 (U n a u d i t e d)

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
Freddie Mac, Series 1273, Cl Z 7.500%, 05/15/22	$45	$51
Freddie Mac, Series 2642, Cl JE 5.000%, 09/15/32	1,500	1,633
Freddie Mac, Series 2881, Cl TE 5.000%, 07/15/33	2,140	2,331
Freddie Mac, Series 3064, Cl OG 5.500%, 06/15/34	1,050	1,165
Structured Mortgage Asset Residential Trust, Series 1992-2, Cl I 8.250%, 06/25/19	11	11

Total Collateralized Mortgage Obligations (Cost $4,776)		5,191

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 93.8%
Federal Home Loan Mortgage Corporation — 12.0%
12.250%, 08/01/15	16	16
9.000%, 04/01/16 to 09/01/20	46	52
8.500%, 09/01/17 to 01/01/22	54	59
8.000%, 02/01/17 to 03/01/22	42	47
7.000%, 05/01/31	38	44
6.000%, 10/01/32	436	488
5.500%, 03/01/28 to 12/01/36	3,165	3,467
5.000%, 11/01/35	1,946	2,102
4.500%, 03/01/40 to 07/01/40	5,419	5,760
4.000%, 09/01/40	1,872	1,942

		13,977

Federal National Mortgage Association — 69.6%
12.500%, 05/01/15	5	6
11.250%, 05/01/14	6	6
10.000%, 06/01/21	8	9
9.000%, 02/01/17 to 10/01/19	8	9
8.500%, 11/01/21 to 09/01/23	23	26
8.000%, 02/01/23 to 03/01/23	9	10
7.500%, 09/01/22 to 07/01/31	171	200
7.000%, 12/01/15 to 09/01/31	136	153
6.500%, 12/01/12 to 02/01/38	2,712	3,063
6.000%, 06/01/27 to 08/01/38	9,885	11,029
5.500%, 09/01/17 to 03/01/36	11,556	12,703
5.000%, 06/01/18 to 10/01/39	17,835	19,322
4.500%, 04/01/18 to 08/01/40	23,034	24,533
4.000%, 07/01/25 to 11/01/40	8,388	8,768
3.500%, 07/01/39	1,429	1,436

		81,273

Government National Mortgage Association — 12.2%
15.000%, 02/15/12 to 01/15/13	54	54
14.000%, 02/15/12 to 02/15/15	9	9
13.500%, 10/15/12 to 01/20/15	47	48
13.000%, 11/15/12 to 06/15/15	42	42
12.500%, 10/15/13 to 11/20/15	64	66
12.000%, 08/15/12 to 09/15/15	62	64
11.500%, 02/15/13 to 08/15/14	22	22
9.250%, 12/20/16 to 05/15/21	30	35
9.000%, 04/15/16 to 11/15/24	188	216

	Par (000)	Value (000)
8.750%, 12/15/16	$34	$38
8.500%, 01/15/17 to 09/15/24	172	189
8.000%, 04/15/17 to 05/20/30	467	547
7.500%, 09/20/15 to 09/20/30	957	1,117
7.000%, 09/20/15 to 06/15/32	1,406	1,645
6.500%, 10/15/22 to 09/15/31	1,298	1,479
6.000%, 07/20/29	381	431
5.000%, 10/15/39	2,516	2,781
4.500%, 03/15/39 to 08/15/39	4,989	5,420

		14,203

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $101,967)		109,453

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.8%
PNC Advantage Institutional Money Market Fund, Institutional Class†	2,097,458	2,097

Total Affiliated Money Market Fund (Cost $2,097)		2,097

TOTAL INVESTMENTS — 100.0% (Cost $108,840)*		116,741
Other Assets & Liabilities – 0.0%		(46)
TOTAL NET ASSETS — 100.0%		$116,695

*	Aggregate cost for Federal income tax purposes is (000) $108,840.

Gross unrealized appreciation (000)	$7,926
Gross unrealized depreciation (000)	(25)

Net unrealized appreciation (000)	$7,901

†   See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
44

_

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 2 in Notes to Financial Statements.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$2,097	$ –	$–	$ 2,097
Collateralized Mortgage Obligations	–	5,191	–	5,191
U.S. Government Agency Mortgage- Backed Obligations	–	109,453	–	109,453

Total Assets – Investments in Securities	$2,097	$114,644	$–	$116,741

See Notes to Schedules of Investments
45

P N C H i g h Y i e l d B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 (U n a u d i t e d)

	Par (000)	Value (000)

CORPORATE BONDS — 95.6%
Aerospace — 2.3%
BE Aerospace
8.500%, 07/01/18	$100	$107
Spirit Aerosystems
7.500%, 10/01/17	50	52

		159

Airlines — 2.2%
Delta Air Lines
9.500%, 09/15/14 144A	150	154

Cable — 8.1%
AMC Networks
7.750%, 07/15/21 144A	100	103
Belo
8.000%, 11/15/16	150	161
DISH DBS
7.750%, 05/31/15	150	158
News America
8.450%, 08/01/34	115	138
		560

Consumer Non-Cyclical — 3.7%
Interface
7.625%, 12/01/18	65	67
Quiksilver
6.875%, 04/15/15	200	187
		254

Consumer Services — 11.2%
General Motors Escrow Bond
8.375%, 12/31/49 (A)	405	3
Iron Mountain
8.750%, 07/15/18	100	103
MGM Resorts International
11.125%, 11/15/17	200	223
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	100	97
Royal Caribbean Cruises
11.875%, 07/15/15	95	111
7.500%, 10/15/27	150	144
Speedway Motorsports
6.750%, 02/01/19	100	95
		776

Energy — 9.4%
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	100	102
Copano Energy LLC
7.750%, 06/01/18	165	168
Encore Acquisition
9.500%, 05/01/16	100	110
MarkWest Energy Partners LP
6.750%, 11/01/20	75	77
Tesoro
9.750%, 06/01/19	180	196
		653

Financials — 1.9%
Merrill Lynch
6.220%, 09/15/26	150	132

	Par (000)	Value (000)

Food, Beverage & Tobacco — 3.6%
Del Monte
7.625%, 02/15/19 144A	$150	$149
TreeHouse Foods
7.750%, 03/01/18	100	104
		253

Healthcare — 6.6%
HCA
8.500%, 04/15/19	225	245
Mylan
7.875%, 07/15/20 144A	200	214
		459

Industrials — 20.0%
Darling International
8.500%, 12/15/18	100	108
H&E Equipment Services
8.375%, 07/15/16	160	159
Huntington Ingalls Industries
6.875%, 03/15/18 144A	200	188
K Hovnanian Enterprises
10.625%, 10/15/16	150	134
Masco
7.750%, 08/01/29	177	170
Mohawk Industries
6.875%, 01/15/16	100	107
Owens-Illinois
7.800%, 05/15/18	100	103
Pulte Group
7.875%, 06/15/32	120	103
6.375%, 05/15/33	100	75
Terex
10.875%, 06/01/16	100	111
USG
8.375%, 10/15/18 144A	145	127
		1,385

Insurance — 1.3%
MetLife
6.400%, 12/15/36	100	91

Materials — 5.1%
APERAM
7.750%, 04/01/18 144A	50	46
Clearwater Paper
7.125%, 11/01/18	200	201
Rock-Tenn
9.250%, 03/15/16	100	105
		352

Media — 1.7%
Houghton Mifflin Harcourt Publishing
10.500%, 06/01/19 144A	150	120

Retail — 5.6%
Hanesbrands
8.000%, 12/15/16	150	161
Limited Brands
8.500%, 06/15/19	200	225
		386

See Notes to Schedules of Investments
46

	Par (000)	Value (000)
CORPORATE BONDS — continued
Technology — 6.0%
Mantech International
7.250%, 04/15/18	$150	$150
Seagate HDD Cayman
7.750%, 12/15/18 144A	100	99
SunGard Data Systems
10.625%, 05/15/15	160	170
		419
Transportation — 4.0%
Florida East Coast Railway
8.125%, 02/01/17 144A	100	99
Kansas City Southern de Mexico SA de CV
8.000%, 02/01/18	75	81
PHI
8.625%, 10/15/18	100	100
		280
Utilities — 2.9%
Calpine
7.500%, 02/15/21 144A	100	101
Puget Energy
6.500%, 12/15/20	100	102
		203
Total Corporate Bonds (Cost $6,563)		6,636

	Number of Shares
COMMON STOCK — 0.6%
Automotive — 0.6%
General Motors*	1,614	39
Total Common Stock (Cost $96)		39
PREFERRED STOCKS — 0.4%
Financial Conduits — 0.4%
Fannie Mae	10,000	20
Freddie Mac	3,000	7
Total Preferred Stocks (Cost $325)		27
WARRANTS — 0.5%
General Motors, Cl. A	1,467	22
General Motors, Cl. B	1,467	16

Total Warrants (Cost $113)		38
AFFILIATED MONEY MARKET FUND — 0.8%
PNC Advantage Institutional Money Market
Fund, Institutional Class†	57,402	57

Total Affiliated Money Market Fund
(Cost $57)		57
TOTAL INVESTMENTS — 97.9%
(Cost $7,154)**		6,797
Other Assets & Liabilities – 2.1%		145
TOTAL NET ASSETS — 100.0%		$6,942

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $7,181.

Gross unrealized appreciation (000)	$200
Gross unrealized depreciation (000)	(584)
Net unrealized depreciation (000)	$(384)

†	See Note 2 in Notes to Schedules of Investments.
(A)	Security in default.

144A   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1,497 (000) and represents 21.6% of net assets as of August 31, 2011.

Please see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
47

P N C G o v e r n m e n t M o r t g a g e F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 (U n a u d i t e d)

_

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$ 57	$ –	$–	$ 57
Corporate Bonds	–	6,636	–	6,636
Common Stock	39		–	39
Preferred Stocks	27	–	–	27
Warrants	38	–	–	38

Total Assets – Investments in Securities	$161	$6,636	$–	$6,797

See Notes to Schedules of Investments
48

P N C I n t e r m e d i a t e B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 (U n a u d i t e d)

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 9.7%
Automotive — 6.0%
BMW Vehicle Lease Trust,
Series 2010-1, Cl A3
0.820%, 04/15/13	$1,300	$1,301
Capital Auto Receivables Asset Trust,
Series 2008-2, Cl A3A
4.680%, 10/15/12	464	466
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 10/21/13	2,285	2,293
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A3
0.970%, 04/15/15	2,105	2,115
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A4
1.780%, 12/15/15	2,625	2,692
Nissan Auto Lease Trust,
Series 2010-A, Cl A3
1.390%, 01/15/16	3,525	3,538
USAA Auto Owner Trust,
Series 2009-2, Cl A3
1.540%, 02/18/14	1,029	1,034
Volkswagen Auto Lease Trust,
Series 2010-A, Cl A3
0.990%, 11/20/13	1,650	1,653
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3
1.310%, 01/20/14	1,772	1,778
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	3,730	3,848
World Omni Auto Receivables Trust,
Series 2011-A, Cl A4
1.910%, 04/15/16	1,800	1,843

		22,561

Credit Cards — 1.8%
Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5
2.250%, 12/23/14	3,145	3,215
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	3,400	3,485

		6,700

Utilities — 1.9%
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	6,000	7,235
Total Asset Backed Securities (Cost $34,947)		36,496

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	5,700	6,080

	Par (000)	Value (000)
Ginnie Mae, Series 2003-113, Cl VB
4.500%, 02/16/22	$5,035	$5,281

Total Collateralized Mortgage Obligations (Cost $10,497)		11,361

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.2%
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD5, Cl A2
5.655%, 11/15/44	848	856
Total Commercial Mortgage-Backed Security (Cost $871)		856

CORPORATE BONDS — 47.8%
Automotive — 0.5%
BorgWarner
4.625%, 09/15/20	843	893
Toyota Motor Credit (MTN)
2.800%, 01/11/16	950	990

		1,883
Cable — 2.4%
Comcast
5.700%, 05/15/18	1,163	1,347
DIRECTV Holdings LLC
3.500%, 03/01/16	455	476
4.600%, 02/15/21	1,460	1,526
Historic TW
6.875%, 06/15/18	1,425	1,681
NBCUniversal Media LLC
5.150%, 04/30/20	1,660	1,839
News America
6.900%, 03/01/19	1,090	1,276
Viacom
3.500%, 04/01/17	800	827

		8,972
Consumer Discretionary — 0.5%
Hasbro
6.300%, 09/15/17	1,176	1,359
VF Corp.
1.058%, 08/23/13 (A)	650	652

		2,011
Energy — 3.3%
Anadarko Petroleum
8.700%, 03/15/19	800	1,030
Enterprise Products Operating LLC
3.200%, 02/01/16	1,480	1,532
EQT
8.125%, 06/01/19	475	585
Hess
8.125%, 02/15/19	810	1,056
Kinder Morgan Energy Partners LP
5.950%, 02/15/18	1,110	1,267
Nexen
6.200%, 07/30/19	900	1,040
ONEOK Partners LP
3.250%, 02/01/16	845	869

See Notes to Schedules of Investments
49

P N C I n t e r m e d i a t e B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 (U n a u d i t e d)

	Par (000)	Value (000)

CORPORATE BONDS — continued
Energy — continued
Petrobras International Finance
3.875%, 01/27/16	$1,360	$1,394
Suncor Energy
6.100%, 06/01/18	1,330	1,541
Weatherford International
5.125%, 09/15/20	850	890
Williams Partners LP
4.125%, 11/15/20	1,130	1,129

		12,333

Financials — 13.7%
American Express
7.000%, 03/19/18	1,343	1,598
Ameriprise Financial
7.300%, 06/28/19	970	1,196
Bank of America
5.750%, 12/01/17	2,065	2,145
Barclays Bank PLC
6.750%, 05/22/19	1,025	1,125
BB&T
2.050%, 04/28/14	375	380
BBVA U.S. Senior, S.A. Unipersonal
3.250%, 05/16/14	1,433	1,398
Capital One Bank USA NA
8.800%, 07/15/19	1,725	2,128
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	825	965
7.050%, 10/01/18	1,610	2,054
Citigroup
6.010%, 01/15/15	1,935	2,077
4.875%, 05/07/15	1,136	1,132
Credit Suisse
5.400%, 01/14/20	1,830	1,821
First Niagara Financial Group
6.750%, 03/19/20	980	1,088
General Electric Capital
5.500%, 01/08/20	5,210	5,741
Goldman Sachs Group
5.950%, 01/18/18	817	869
6.150%, 04/01/18	1,700	1,815
Harley-Davidson Financial Services
3.875%, 03/15/16 144A	425	446
HSBC Bank USA NA
4.875%, 08/24/20	1,300	1,261
JPMorgan Chase
6.125%, 06/27/17	1,186	1,318
6.000%, 01/15/18	2,940	3,280
4.625%, 05/10/21	580	600
Mellon Funding
5.500%, 11/15/18	2,000	2,238
Merrill Lynch (MTN)
6.875%, 04/25/18	1,085	1,125
Morgan Stanley
4.750%, 04/01/14	740	750
2.875%, 07/28/14	665	657
Morgan Stanley (MTN)
5.450%, 01/09/17	1,435	1,470
Nordea Bank AB
4.875%, 05/13/21 144A	925	843
Santander US Debt SA Unipersonal
2.991%, 10/07/13 144A	2,000	1,942

	Par (000)	Value (000)

Svenska Handelsbanken AB
3.125%, 07/12/16	$660	$667
TIAA Global Markets
4.950%, 07/15/13 144A	1,000	1,064
Toronto-Dominion Bank
1.375%, 07/14/14	940	952
UBS AG
5.750%, 04/25/18	925	985
Wachovia
5.625%, 10/15/16	1,395	1,527
5.750%, 02/01/18 (MTN)	155	177
Wachovia Bank NA
5.600%, 03/15/16	1,030	1,132
Westpac Banking
3.000%, 08/04/15	1,435	1,465

		51,431

Food, Beverage & Tobacco — 0.7%
Anheuser-Busch
5.500%, 01/15/18	139	162
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	750	986
Coca-Cola
0.336%, 05/15/12 (A)	1,000	1,001
1.800%, 09/01/16 144A	630	635

		2,784

Healthcare — 0.8%
Mead Johnson Nutrition
3.500%, 11/01/14	1,350	1,421
Quest Diagnostics
1.096%, 03/24/14 (A)	685	689
Sanofi
4.000%, 03/29/21	890	943

		3,053

Industrials — 1.2%
CRH America
4.125%, 01/15/16	1,005	1,031
Deere
4.375%, 10/16/19	15	17
GATX
4.750%, 10/01/12	940	960
L-3 Communications
4.950%, 02/15/21	1,040	1,089
Republic Services
5.000%, 03/01/20	850	949
Thermo Fisher Scientific
2.250%, 08/15/16	500	504

		4,550

Insurance — 3.3%
ACE INA Holdings
2.600%, 11/23/15	470	478
AON
3.500%, 09/30/15	800	830
Berkshire Hathaway
3.750%, 08/15/21	640	654
Berkshire Hathaway Finance
5.400%, 05/15/18	1,705	1,947
Hartford Financial Services Group
6.300%, 03/15/18	855	905

See Notes to Schedules of Investments
50

	Par (000)	Value (000)
CORPORATE BONDS— continued
Insurance— continued
MetLife
6.817%, 08/15/18	$935	$1,105
7.717%, 02/15/19	1,250	1,534
New York Life Global Funding
4.650%, 05/09/13 144A	1,340	1,424
Principal Financial Group
8.875%, 05/15/19	875	1,152
Prudential Financial
5.375%, 06/21/20	300	323
Prudential Financial (MTN)
7.375%, 06/15/19	965	1,153
Reinsurance Group of America
6.450%, 11/15/19	955	1,093

		12,598

Materials — 1.1%
ArcelorMittal
3.750%, 03/01/16	255	252
5.250%, 08/05/20	1,515	1,477
Dow Chemical
4.250%, 11/15/20	1,205	1,229
International Paper
7.500%, 08/15/21	840	997

		3,955

Real Estate Investment Trusts — 2.0%
Boston Properties LP
4.125%, 05/15/21	950	925
CommonWealth REIT
5.875%, 09/15/20	910	943
Digital Realty Trust LP
4.500%, 07/15/15	1,340	1,388
Health Care REIT
4.950%, 01/15/21	900	881
ProLogis LP
4.500%, 08/15/17	550	561
6.625%, 12/01/19	450	458
Realty Income
5.950%, 09/15/16	1,035	1,154
Simon Property Group LP
5.875%, 03/01/17	265	302
WEA Finance LLC
4.625%, 05/10/21 144A	825	803

		7,415

Retail — 2.1%
AutoZone
4.000%, 11/15/20	1,100	1,110
Home Depot
4.400%, 04/01/21	1,165	1,246
Kroger
6.150%, 01/15/20	1,135	1,353
McDonald’s (MTN)
5.000%, 02/01/19	10	12
Safeway
3.950%, 08/15/20	2,065	2,044
Target
0.419%, 07/18/14 (A)	625	625
Wal-Mart Stores
5.800%, 02/15/18	10	12
3.625%, 07/08/20	1,035	1,075

	Par (000)	Value (000)
Yum Brands
3.750%, 11/01/21	$430	$426

		7,903

Technology — 2.3%
Amphenol
4.750%, 11/15/14	1,100	1,175
Google
3.625%, 05/19/21	1,255	1,327
Hewlett-Packard
6.125%, 03/01/14	10	11
3.750%, 12/01/20	2,375	2,359
International Business Machines
7.625%, 10/15/18	1,100	1,454
KLA-Tencor
6.900%, 05/01/18	1,140	1,325
Xerox
6.400%, 03/15/16	690	790
4.500%, 05/15/21	255	263

		8,704

Telecommunications — 3.3%
America Movil SAB de CV
5.000%, 03/30/20	1,485	1,610
AT&T
2.400%, 08/15/16	300	303
5.800%, 02/15/19	1,930	2,276
4.450%, 05/15/21	300	322
Broadcom
2.375%, 11/01/15 144A	660	668
Corning
6.625%, 05/15/19	1,385	1,675
Deutsche Telekom International Finance BV
5.750%, 03/23/16	590	670
GTE
6.840%, 04/15/18	2,445	2,933
Telefonica Emisiones SAU
3.992%, 02/16/16	1,660	1,625
Verizon Communications
5.500%, 02/15/18	285	331

		12,413

Transportation — 1.2%
Burlington Northern Santa Fe
5.750%, 03/15/18	1,030	1,204
Norfolk Southern
7.700%, 05/15/17	1,000	1,269
Ryder System (MTN)
3.150%, 03/02/15	735	772
Union Pacific
5.750%, 11/15/17	1,078	1,276

		4,521

U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — 6.6%
Ally Financial (TLGP) (FDIC)
0.247%, 12/19/12(A)	1,470	1,471
General Electric Capital (MTN) (TLGP) (FDIC)
2.125%, 12/21/12	7,355	7,529
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12	880	893
2.125%, 12/26/12	7,280	7,426

See Notes to Schedules of Investments
51

P N C I n t e r m e d i a t e B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 (U n a u d i t e d)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Transportation — continued
Wells Fargo (TLGP) (FDIC)
0.467%, 06/15/12(A)	$7,610	$7,628

		24,947

Utilities — 2.8%
Appalachian Power
4.950%, 02/01/15	985	1,076
Dominion Resources
6.400%, 06/15/18	1,000	1,211
Exelon Generation LLC
4.000%, 10/01/20	2,695	2,677
Metropolitan Edison
7.700%, 01/15/19	900	1,128
Midamerican Energy Holdings
5.750%, 04/01/18	1,335	1,554
Nisource Finance
6.400%, 03/15/18	875	1,029
Progress Energy
7.050%, 03/15/19	800	993
Southern
1.950%, 09/01/16	750	749

		10,417
Total Corporate Bonds (Cost $171,956)		179,890

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 11.6%
Federal National Mortgage Association — 11.6%
5.500%, 08/01/33	40	44
5.500%, 12/01/36	2,774	3,053
5.500%, 03/01/38	2,541	2,781
5.000%, 02/01/35	4,256	4,605
5.000%, 08/01/35	47	51
5.000%, 03/01/36	3,134	3,389
4.500%, 08/01/20	3,288	3,530
4.500%, 04/01/23	1,282	1,370
4.500%, 01/01/25	1,494	1,595
4.500%, 11/01/40	5,475	5,817
4.500%, 04/01/41	4,976	5,267
4.000%, 07/01/25	3,785	3,997
4.000%, 01/01/41	3,704	3,858
4.000%, 02/01/41	3,931	4,079

		43,436
Government National Mortgage Association — 0.0%
5.500%, 05/15/17	22	24

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $41,414)		43,460

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 26.1%
U.S. Treasury Notes — 26.1%
4.250%, 08/15/13	$29,175	$31,474
3.000%, 09/30/16	13,910	15,290
2.625%, 01/31/18	4,505	4,846
2.625%, 08/15/20	2,175	2,278
1.375%, 04/15/12	7,100	7,157
1.375%, 01/15/13	2,485	2,526
1.250%, 08/31/15	5,715	5,858
1.250%, 10/31/15	1,725	1,764
1.125%, 12/15/11	40	40
1.125%, 01/15/12	13,465	13,519
0.875%, 02/29/12	13,200	13,253

		98,005
Total U.S. Treasury Obligations (Cost $96,474)		98,005

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.4%
PNC Advantage Institutional Money Market Fund, Institutional Class†	5,105,346	5,105

Total Affiliated Money Market Fund (Cost $5,105)		5,105

TOTAL INVESTMENTS — 99.8%
(Cost $361,264)*		375,173
Other Assets & Liabilities – 0.2%		816
TOTAL NET ASSETS — 100.0%		$375,989

*	Aggregate cost for Federal income tax purposes is (000) $361,350.

Gross unrealized appreciation (000)	$14,414
Gross unrealized depreciation (000)	(590)

Net unrealized appreciation (000)	$13,824

†	See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2011.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,825 (000) and represents 2.1% of net assets as of August 31, 2011.

Please	see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
52

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)

Affiliated Money Market Fund	$5,105	$ –	$–	$ 5,105
Asset-Backed Securities	–	36,496	–	36,496
Collateralized Mortgage Obligations	–	11,361	–	11,361
Commercial Mortgage-Backed Securities	–	856	–	856
Corporate Bonds	–	179,890	–	179,890
U.S. Government Agency Mortgage- Backed Obligations	–	43,460	–	43,460
U.S. Treasury Obligations	–	98,005	–	98,005

Total Assets – Investments in Securities	$5,105	$370,068	$–	$375,173

See Notes to Schedules of Investments
53

P N C L i m i t e d M a t u ri t y B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
August 31, 2011 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 14.1%
Automotive — 9.8%
BMW Vehicle Lease Trust, Series 2010-1, Cl A3 0.820%, 04/15/13	$2,170	$2,171
BMW Vehicle Lease Trust, Series 2011-1, Cl A3 1.060%, 02/20/14	1,280	1,285
Capital Auto Receivables Asset Trust, Series 2008-2, Cl A3A 4.680%, 10/15/12	188	189
Honda Auto Receivables Owner Trust, Series 2010-1, Cl A3 1.250%, 10/21/13	1,878	1,885
Honda Auto Receivables Owner Trust, Series 2011-1, Cl A3 1.130%, 10/15/14	2,450	2,470
Hyundai Auto Receivables Trust, Series 2010-B, Cl A3 0.970%, 04/15/15	4,060	4,079
Hyundai Auto Receivables Trust, Series 2011-A, Cl A3 1.160%, 04/15/15	3,130	3,157
Mercedes-Benz Auto Receivables Trust, Series 2010-1, Cl A3 1.420%, 08/15/14	4,135	4,161
Mercedes-Benz Auto Receivables Trust, Series 2011-I, Cl A3 0.850%, 03/16/15	1,800	1,806
Nissan Auto Lease Trust, Series 2010-A, Cl A3 1.390%, 01/15/16	3,840	3,854
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4 5.160%, 03/17/14	630	637
Nissan Auto Receivables Owner Trust, Series 2009-A, Cl A3 3.200%, 02/15/13	196	198
USAA Auto Owner Trust, Series 2009-2, Cl A3 1.540%, 02/18/14	453	455
Volkswagen Auto Lease Trust, Series 2010-A, Cl A3 0.990%, 11/20/13	2,845	2,851
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Cl A3 1.310%, 01/20/14	2,227	2,235
World Omni Auto Receivables Trust, Series 2011-A, Cl A3 1.110%, 05/15/15	2,715	2,725

		34,158

Credit Cards — 3.0%
Citibank Credit Card Issuance Trust, Series 2009-A5, Cl A5 2.250%, 12/23/14	5,185	5,301
GE Capital Credit Card Master Note Trust, Series 2009-3, Cl A 2.540%, 09/15/14	700	699

	Par (000)	Value (000)

GE Capital Credit Card Master Note Trust, Series 2010-3, Cl A 2.210%, 06/15/16	$4,180	$4,284

		10,284

Equipment — 1.2%
John Deere Owner Trust, Series 2010-A, Cl A3 1.320%, 05/15/14	3,019	3,034
John Deere Owner Trust, Series 2011-A, Cl A3 1.290%, 01/15/16	1,220	1,232

		4,266

Mortgage Related — 0.0%
GE Mortgage Services LLC, Series 1999-HE1, Cl A7 6. 265%, 04/25/29	34	33

Utilities — 0.1%
Entergy Texas Restoration Funding LLC, Series 2009-A, Cl A1 2.120%, 02/01/16	362	371

Total Asset Backed Securities (Cost $48,813)		49,112

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.2%
Fannie Mae, Series 2003-113, Cl PD 4.000%, 02/25/17	1,174	1,201
Fannie Mae, Series 2003-36, Cl CA 4.500%, 06/25/17	365	371
Fannie Mae, Series 2003-48, Cl TJ 4.500%, 06/25/22	2,102	2,175
Fannie Mae, Series 2003-86, Cl PY 4.500%, 09/25/18	2,725	2,985
Fannie Mae, Series 2003-97, Cl DG 5.000%, 10/25/18	2,739	3,003
Fannie Mae, Series 2004-21, Cl AB 4.000%, 10/25/17	796	814
Fannie Mae, Series 2005-97, Cl HB 5.000%, 05/25/29	1,126	1,148
Fannie Mae, Series 2006-62, Cl TM 5.500%, 02/25/33	1,085	1,132
Fannie Mae, Series 2006-B2, Cl AB 5.500%, 05/25/14	23	23
Fannie Mae, Series 2011-29, Cl PE 3.500%, 09/25/36	3,595	3,791
Freddie Mac, Series 2640, Cl JW 4.500%, 08/15/17	3,698	3,791
Freddie Mac, Series 2828, Cl JE 4.500%, 07/15/19	2,965	3,243
Freddie Mac, Series 2931, Cl DC 4.000%, 06/15/18	3,150	3,282
Freddie Mac, Series 2952, Cl EC 5.500%, 11/15/28	358	359
Freddie Mac, Series 3057, Cl DG 4.500%, 07/15/23	1,007	1,035
Freddie Mac, Series 3535, Cl CA 4.000%, 05/15/24	1,543	1,644
Freddie Mac, Series 3563, Cl BC 4.000%, 06/15/22	3,731	3,865

See Notes to Schedules of Investments
54

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 3564, Cl JA 4.000%, 01/15/18	$1,408	$1,486
Ginnie Mae, Series 2002-20, Cl PM 4.500%, 03/20/32	194	208

Total Collateralized Mortgage Obligations (Cost $35,444)		35,556

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Cl A2 5.655%, 11/15/44	548	553
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Cl A2B 5.248%, 12/10/46	1,644	1,650
Credit Suisse First Boston Mortgage Securities, Series 2005-C3, Cl A2 4.512%, 07/15/37	347	349

Total Commercial Mortgage-Backed Securities
(Cost $2,557)		2,552

CORPORATE BONDS — 27.2%
Automotive — 0.9%
PACCAR 6.875%, 02/15/14	1,440	1,644
Toyota Motor Credit (MTN) 1.375%, 08/12/13	1,560	1,580

		3,224

Cable — 1.1%
Comcast 5.300%, 01/15/14	1,475	1,618
NBCUniversal Media LLC 2.100%, 04/01/14	1,500	1,529
Time Warner Cable
5.400%, 07/02/12	360	373
8.250%, 02/14/14	400	461

		3,981

Consumer Discretionary — 0.3%
Walt Disney 4.700%, 12/01/12	1,000	1,051

Energy — 0.4%
BP Capital Markets PLC 3.625%, 05/08/14	900	949
Hess 7.000%, 02/15/14	500	568

		1,517

Financials — 13.4%
Abbey National Treasury Services PLC 2.875%, 04/25/14	1,240	1,185
American Express 7.250%, 05/20/14	575	656
American Express Credit 7.300%, 08/20/13	1,000	1,104
Bank of America (MTN) 4.900%, 05/01/13	2,405	2,463

	Par (000)	Value (000)

Barclays Bank PLC 2.375%, 01/13/14	$2,270	$2,242
BB&T 2.050%, 04/28/14	1,320	1,336
Capital One Bank USA NA 6.500%, 06/13/13	800	859
Capital One Financial 2.125%, 07/15/14	820	817
Caterpillar Financial Services (MTN) 6.125%, 02/17/14	1,500	1,682
Citigroup 6.000%, 12/13/13	2,220	2,353
Commonwealth Bank of Australia 2.125%, 03/17/14 144A	950	957
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 1.850%, 01/10/14	1,460	1,488
Credit Suisse 5.500%, 05/01/14	300	323
Credit Suisse (MTN) 5.000%, 05/15/13	3,000	3,153
Deutsche Bank AG 2.375%, 01/11/13	1,530	1,531
General Electric Capital
1.875%, 09/16/13	2,480	2,503
5.900%, 05/13/14	1,000	1,109
3.750%, 11/14/14	750	790
Goldman Sachs Group 5.250%, 10/15/13	2,500	2,606
HSBC Bank USA NA 4.625%, 04/01/14	1,655	1,710
JPMorgan Chase 3.700%, 01/20/15	4,170	4,342
Merrill Lynch 5.450%, 02/05/13	755	775
Morgan Stanley 6.000%, 05/13/14	2,315	2,430
Nordea Bank AB 2.125%, 01/14/14 144A	500	504
UBS AG 2.250%, 08/12/13	600	606
UBS AG (MTN) 2.250%, 01/28/14	500	505
Wachovia (MTN) 5.500%, 05/01/13	2,195	2,346
Wells Fargo 4.625%, 04/15/14	1,055	1,116
Westpac Banking 4.200%, 02/27/15	3,100	3,291

		46,782

Food, Beverage & Tobacco — 0.3%
General Mills 5.200%, 03/17/15	1,000	1,133

Healthcare — 0.7%
Sanofi 0.556%, 03/28/14 (A)	1,560	1,567
Teva Pharmaceutical Finance III BV 1.700%, 03/21/14	975	990

		2,557

See Notes to Schedules of Investments
55

P N C L i m i t e d M a t u r i t y B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 31, 2 0 1 1 (U n a u d i t e d)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — 1.7%
Allstate Life Global Funding Trusts (MTN) 5.375%, 04/30/13	$1,145	$1,223
Berkshire Hathaway 0.986%, 08/15/14 (A)	700	702
MetLife 2.375%, 02/06/14	1,915	1,957
Prudential Financial (MTN)
2.750%, 01/14/13	515	522
5.150%, 01/15/13	1,421	1,488

		5,892

Materials — 0.4%
EI du Pont de Nemours 5.875%, 01/15/14	1,400	1,557

Metals & Mining — 0.2%
Barrick Gold 1.750%, 05/30/14 144A	650	659

Retail — 0.3%
Kroger 7.500%, 01/15/14	925	1,057

Sovereign Agency — 0.6%
Eksportfinans ASA (Norway) 5.125%, 10/26/11	1,000	1,006
Province of Ontario (Canada) 1.875%, 11/19/12	1,050	1,069

		2,075

Technology — 0.9%
Cisco Systems 1.625%, 03/14/14	2,045	2,081
HP Enterprise Services LLC 6.000%, 08/01/13	832	905

		2,986

Telecommunications — 1.4%
AT&T 4.850%, 02/15/14	1,860	2,012
Telefonica Emisiones SAU 2.582%, 04/26/13	1,205	1,189
Verizon New England 4.750%, 10/01/13	1,460	1,550

		4,751

U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — 2.9%
Bank of America (MTN) (TLGP) (FDIC) 3.125%, 06/15/12	2,965	3,030
HSBC USA (TLGP) (FDIC) 3.125%, 12/16/11	1,725	1,738
John Deere Capital (MTN) (TLGP) (FDIC) 2.875%, 06/19/12	1,150	1,173
JPMorgan Chase (TLGP) (FDIC)
3.125%, 12/01/11	1,125	1,133
2.125%, 06/22/12	815	827
KeyBank NA (TLGP) (FDIC) 3.200%, 06/15/12	1,000	1,023

	Par (000)	Value (000)

SunTrust Bank (MTN) (TLGP) (FDIC) 3.000%, 11/16/11	$1,100	$1,106

		10,030

Utilities — 1.7%
Carolina Power & Light 6.500%, 07/15/12	690	724
Exelon Generation LLC 5.350%, 01/15/14	1,720	1,855
Midamerican Energy Holdings 5.000%, 02/15/14	1,042	1,127
National Rural Utilities Cooperative Finance 2.625%, 09/16/12	170	174
NextEra Energy Capital Holdings 0.672%, 11/09/12 (A)	1,050	1,050
Progress Energy 6.050%, 03/15/14	450	501
PSEG Power LLC 2.500%, 04/15/13	500	508

		5,939

Total Corporate Bonds (Cost $94,169)		95,191

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 7.2%
Federal Home Loan Mortgage Corporation — 2.1%
6.000%, 05/01/21	837	910
5.500%, 03/01/22	812	883
5.500%, 04/01/22	1,095	1,191
5.058%, 03/01/36 (A)	993	1,058
4.500%, 02/01/19	747	811
4.500%, 05/01/19	2,516	2,675

		7,528

Federal National Mortgage Association — 5.1%
6.000%, 09/01/16	239	257
5.500%, 09/01/17	631	686
5.500%, 10/01/17	261	284
5.500%, 11/01/18	586	638
5.000%, 06/01/18	572	621
5.000%, 12/01/21	920	997
4.953%, 01/01/36 (A)	1,090	1,150
4.837%, 04/01/35 (A)	828	875
4.500%, 04/01/14	138	148
4.500%, 06/01/21	2,553	2,740
4.367%, 12/01/34 (A)	390	413
3.500%, 06/01/20	3,477	3,662
3.500%, 11/01/20	3,302	3,477
2.928%, 09/01/36 (A)	603	637
2.638%, 08/01/33 (A)	534	554
2.540%, 11/01/32 (A)	61	64
2.345%, 07/01/34 (A)	521	552

		17,755

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $24,280)		25,283

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
Federal Home Loan Mortgage Corporation — 2.3%
4.875%, 11/15/13	2,500	2,747

See Notes to Schedules of Investments
56

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation —
2.125%, 09/21/12	$5,070	$5,169

		7,916

Total U.S. Government Agency Obligations (Cost $7,677)
		7,916

U.S. TREASURY OBLIGATIONS — 35.4%
U.S. Treasury Notes — 35.4%
4.750%, 01/31/12	4,640	4,730
4.125%, 08/31/12	1,250	1,299
3.125%, 04/30/13	26,220	27,496
2.000%, 11/30/13	22,295	23,178
1.875%, 06/15/12	2,000	2,028
1.375%, 03/15/12	15,890	16,002
1.375%, 09/15/12	8,575	8,684
1.375%, 01/15/13	14,725	14,966
1.125%, 01/15/12	1,500	1,506
1.000%, 05/15/14	23,295	23,752

Total U.S. Treasury Obligations (Cost $122,954)
		123,641

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.3%
PNC Advantage Institutional Money Market Fund, Institutional Class†	8,027,619	8,028

Total Affiliated Money Market Fund (Cost $8,028)
		8,028

TOTAL INVESTMENTS — 99.4%
(Cost $343,922)*		347,279
Other Assets & Liabilities – 0.6%		2,107
TOTAL NET ASSETS — 100.0%		$349,386

* Aggregate cost for Federal income tax purposes is (000) $343,924.

Gross unrealized appreciation (000)	$3,909
Gross unrealized depreciation (000)	(554)

Net unrealized appreciation (000)	$3,355

† See	Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2011.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $2120 (000) and represents .61% of net assets as of August 31, 2011.

Please see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
57

P N C L i m i t e d M a t u r i t y B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 31, 2 0 1 1 (U n a u d i t e d)

_

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$8,028	$–	$–	$8,028
Asset-Backed Securities	–	49,112	–	49,112
Collateralized Mortgage Obligations	–	35,556	–	35,556
Commercial Mortgage-Backed Securities	–	2,552	–	2,552
Corporate Bonds	–	95,191	–	95,191
U.S. Government Agency Mortgage
Backed Obligations	–	25,283	–	25,283
U.S. Government Agency Obligations	–	7,916	–	7,916
U.S. Treasury Obligations	–	123,641	–	123,641

Total Assets – Investments in Securities	$8,028	$339,251	$–	$347,279

Other Financial Instruments

See Notes to Schedules of Investments
58

P N C T o t a l R e t u r n A d v a n t a g e F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 31, 2 0 1 1 (U n a u d i t e d)

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 7.6%
Automotive — 3.5%
CarMax Auto Owner Trust,
Series 2009-1, Cl A3
4.120%, 03/15/13	$165	$166
Harley-Davidson Motorcycle Trust,
Series 2007-2, Cl A4
5.120%, 08/15/13	19	19
Honda Auto Receivables Owner Trust,
Series 2009-2, Cl A3
2.790%, 01/15/13	125	126
Hyundai Auto Receivables Trust, Series 2008-A,
Cl A3
4.930%, 12/17/12	2	2
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A3
0.970%, 04/15/15	1,055	1,060
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A4
1.780%, 12/15/15	1,890	1,938
Nissan Auto Receivables Owner Trust,
Series 2009-A, Cl A3
3.200%, 02/15/13	257	258
USAA Auto Owner Trust,
Series 2009-1, Cl A3
3.020%, 06/17/13	82	82
Volkswagen Auto Lease Trust,
Series 2010-A, Cl A3
0.990%, 11/20/13	105	105
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	2,500	2,579
World Omni Auto Receivables Trust,
Series 2009-A, Cl A3
3.330%, 05/15/13	91	92
World Omni Auto Receivables Trust,
Series 2011-A, Cl A4
1.910%, 04/15/16	2,830	2,897

		9,324

Credit Cards — 2.1%
BA Credit Card Trust,
Series 2007-A8, Cl A8
5.590%, 11/17/14	40	42
Citibank Credit Card Issuance Trust,
Series 2005-A4, Cl A4
4.400%, 06/20/14	40	41
Citibank Credit Card Issuance Trust,
Series 2009-A4, Cl A4
4.900%, 06/23/16	1,100	1,225
Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5
2.250%, 12/23/14	1,685	1,723
Discover Card Master Trust,
Series 2008-A4, Cl A4
5.650%, 12/15/15	160	174
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	2,375	2,434

		5,639

	Par (000)	Value (000)

Equipment — 0.0%
CNH Equipment Trust,
Series 2009-A, Cl A3
5.280%, 11/15/12	$8	$8

Utilities — 2.0%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	3,175	3,829
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	1,374	1,410
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	65	78

		5,317

Total Asset Backed Securities
(Cost $19,162)		20,288

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	64	69
Freddie Mac, Series 2882, Cl BA
5.000%, 10/15/32	2,195	2,278
Freddie Mac, Series 3220, Cl PC
6.000%, 11/15/32	2	2

Total Collateralized Mortgage Obligations
(Cost $2,187)		2,349

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Cl AAB
5.608%, 10/15/48	1,100	1,152
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Cl ASB
5.278%, 12/11/49	2,000	2,092
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5, Cl A2
5.655%, 11/15/44	18	18
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Cl A2B
5.248%, 12/10/46	1,644	1,650
Credit Suisse First Boston Mortgage Securities,
Series 2005-C3, Cl A2
4.512%, 07/15/37	428	431
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	2,555	2,781
First Union National Bank Commercial
Mortgage, Series 2002-C1, Cl A2
6.141%, 02/12/34	14	14
Ginnie Mae, Series 2009-111, Cl A
3.486%, 08/16/39	1,214	1,278
Ginnie Mae, Series 2009-27, Cl A
3.279%, 07/16/37	1,029	1,074
LB-UBS Commercial Mortgage Trust,
Series 2003-C7, Cl A2
4.064%, 09/15/27 (A)	2	2

See Notes to Schedules of Investments
59

P N C To t a l R e t u r n A d v a n t a g e F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 (U n a u d i t e d)

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
LB-UBS Commercial Mortgage Trust,
Series 2006-C3, Cl A2
5.532%, 03/15/32	$44	$44
Morgan Stanley Capital I,
Series 2007-HQ11, Cl A2
5.359%, 02/12/44	49	49
Morgan Stanley Capital I,
Series 2007-HQ11, Cl A31
5.439%, 02/12/44	435	451
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Cl A2
4.043%, 11/15/34	6	6
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Cl A4
4.748%, 02/15/41	41	44
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	65	70
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	1,372	1,427
Total Commercial Mortgage-Backed Securities
(Cost $11,559)		12,583

CORPORATE BONDS — 41.2%
Aerospace — 0.3%
BE Aerospace
8.500%, 07/01/18	280	301
6.875%, 10/01/20	250	256
Spirit Aerosystems
7.500%, 10/01/17	350	362

		919

Airlines — 0.3%
Delta Air Lines
9.500%, 09/15/14 144A	724	742

Automotive — 0.5%
BorgWarner
4.625%, 09/15/20	610	646
Johnson Controls
5.700%, 03/01/41	425	454
Lear
7.875%, 03/15/18	325	344

		1,444

Cable — 2.8%
AMC Networks
7.750%, 07/15/21 144A	150	155
Belo
8.000%, 11/15/16	710	762
Comcast
5.700%, 05/15/18	635	735
DIRECTV Holdings LLC
4.600%, 02/15/21	1,275	1,333
DISH DBS
7.750%, 05/31/15	630	665
Historic TW
6.625%, 05/15/29	775	879

	Par (000)	Value (000)
NBCUniversal Media LLC
5.150%, 04/30/20	$1,080	$1,196
News America
8.450%, 08/01/34	740	886
6.650%, 11/15/37	25	27
Viacom
3.500%, 04/01/17	680	703

		7,341

Commercial Services — 0.1%
Live Nation Entertainment
8.125%, 05/15/18 144A	250	241

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	675	780

Consumer Non-Cyclical — 0.1%
Interface
7.625%, 12/01/18	125	128
Quiksilver
6.875%, 04/15/15	200	187

		315

Consumer Services — 1.0%
Education Management LLC / Education Management Finance
8.750%, 06/01/14	330	322
Iron Mountain
8.750%, 07/15/18	275	282
MGM Resorts International
11.125%, 11/15/17	650	725
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	400	389
Royal Caribbean Cruises
11.875%, 07/15/15	516	604
7.500%, 10/15/27	260	249
Vail Resorts
6.500%, 05/01/19 144A	50	50

		2,621

Energy — 5.0%
Anadarko Petroleum
8.700%, 03/15/19	30	39
6.375%, 09/15/17	910	1,050
Burlington Resources
8.200%, 03/15/25	150	201
Burlington Resources Finance
7.200%, 08/15/31	375	487
Chesapeake Energy
6.625%, 08/15/20	325	340
6.500%, 08/15/17	375	391
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	200	204
Copano Energy LLC
7.750%, 06/01/18	795	809
Denbury Resources
8.250%, 02/15/20	299	315
Encore Acquisition
9.500%, 05/01/16	429	470
EQT
8.125%, 06/01/19	360	443
Hess
5.600%, 02/15/41	520	536

See Notes to Schedules of Investments
60

	Par (000)	Value (000)

CORPORATE BONDS — continued
Energy — continued
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	$1,185	$1,313
MarkWest Energy Partners LP
6.750%, 11/01/20	625	641
Nexen
5.875%, 03/10/35	1,225	1,156
ONEOK Partners LP
6.125%, 02/01/41	635	669
Petrobras International Finance
3.875%, 01/27/16	1,055	1,081
SeaRiver Maritime
0.000%, 09/01/12	735	721
Suncor Energy
6.100%, 06/01/18	710	823
Tesoro
9.750%, 06/01/19	455	496
Weatherford International
5.125%, 09/15/20	995	1,042

		13,227

Financials — 9.3%
American Express
7.000%, 03/19/18	5	6
Ameriprise Financial
7.300%, 06/28/19	590	727
Bank of America
5.750%, 12/01/17	2,260	2,348
Bank of Montreal (MTN)
0.723%, 04/29/14(A)	870	870
Bank of New York Mellon (MTN)
2.500%, 01/15/16	10	10
Bank of Nova Scotia
3.400%, 01/22/15	10	11
Barclays Bank PLC
6.750%, 05/22/19	715	785
BBVA U.S. Senior, S.A. Unipersonal
3.250%, 05/16/14	1,260	1,229
Capital One Bank USA NA
8.800%, 07/15/19	800	987
Capital One Financial
3.150%, 07/15/16	485	482
Citigroup
6.010%, 01/15/15	840	902
4.875%, 05/07/15	500	498
Credit Suisse
5.400%, 01/14/20	925	920
First Niagara Financial Group
6.750%, 03/19/20	660	733
Ford Motor Credit LLC
7.000%, 04/15/15	700	747
General Electric Capital
5.500%, 01/08/20	275	303
4.625%, 01/07/21	560	577
2.950%, 05/09/16	1,320	1,331
Goldman Sachs Group
6.150%, 04/01/18	1,420	1,517
5.950%, 01/18/18	75	80
Harley-Davidson Financial Services
3.875%, 03/15/16 144A	300	315

	Par (000)	Value (000)
HSBC Bank USA NA
4.875%, 08/24/20	$575	$558
4.625%, 04/01/14	610	630
International Lease Finance
6.500%, 09/01/14 144A	600	609
JPMorgan Chase
6.125%, 06/27/17	155	172
6.000%, 01/15/18	1,480	1,651
4.625%, 05/10/21	1,015	1,050
Mellon Funding
5.500%, 11/15/18	195	218
Merrill Lynch (MTN)
6.875%, 04/25/18	155	161
Morgan Stanley
4.750%, 04/01/14	905	918
4.000%, 07/24/15	250	249
Morgan Stanley (MTN)
5.450%, 01/09/17	650	666
Nordea Bank AB
4.875%, 05/13/21 144A	625	570
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	1,000	941
Wachovia Bank NA
4.875%, 02/01/15	50	53
Wachovia Capital Trust III
5.570%, 03/29/49 (A)	800	700
Wells Fargo
5.625%, 12/11/17	245	281
Westpac Banking
3.000%, 08/04/15	10	10

		24,815

Food, Beverage & Tobacco — 1.2%
Coca-Cola
0.336%, 05/15/12 (A)	445	445
Constellation Brands
8.375%, 12/15/14	550	611
Del Monte
7.625%, 02/15/19 144A	350	347
Pernod-Ricard SA
5.750%, 04/07/21 144A	1,000	1,059
TreeHouse Foods
7.750%, 03/01/18	675	706

		3,168

Healthcare — 0.9%
HCA
8.500%, 04/15/19	325	354
Johnson & Johnson
5.950%, 08/15/37	566	707
Life Technologies
5.000%, 01/15/21	750	773
Mylan
7.875%, 07/15/20 144A	600	642

		2,476

Industrials — 2.7%
CRH America
4.125%, 01/15/16	650	667
H&E Equipment Services
8.375%, 07/15/16	715	710
Huntington Ingalls Industries
6.875%, 03/15/18 144A	675	634

See Notes to Schedules of Investments
61

P N C T o t a l R e t u r n A d v a n t a g e F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 (U n a u d i t e d)

	Par (000)	Value (000)

Industrials — continued
L-3 Communications
4.950%, 02/15/21	$550	$576
Martin Marietta Materials
6.250%, 05/01/37	685	741
Masco
7.750%, 08/01/29	400	385
7.125%, 03/15/20	160	156
Mohawk Industries
6.875%, 01/15/16	600	642
Owens-Illinois
7.800%, 05/15/18	650	671
Pulte Group
7.875%, 06/15/32	120	103
6.375%, 05/15/33	1,050	790
Republic Services
5.700%, 05/15/41	625	647
USG
8.375%, 10/15/18 144A	275	240
Valmont Industries
6.625%, 04/20/20	315	364

		7,326

Insurance — 2.2%
AON
3.500%, 09/30/15	620	643
Berkshire Hathaway
3.750%, 08/15/21	600	613
Berkshire Hathaway Finance
4.250%, 01/15/21	635	677
Hartford Financial Services Group
6.300%, 03/15/18	565	598
MetLife
7.717%, 02/15/19	40	49
6.817%, 08/15/18	470	556
6.400%, 12/15/36	720	654
Principal Financial Group
8.875%, 05/15/19	440	580
Prudential Financial
5.375%, 06/21/20	305	328
Prudential Financial (MTN)
7.375%, 06/15/19	335	400
Reinsurance Group of America
6.450%, 11/15/19	700	801

		5,899

Materials — 2.7%
Alcoa
5.400%, 04/15/21	850	851
APERAM
7.750%, 04/01/18 144A	200	185
ArcelorMittal
7.000%, 10/15/39	1,205	1,163
Ball
7.125%, 09/01/16	225	242
5.750%, 05/15/21	475	471
Clearwater Paper
7.125%, 11/01/18	535	538
Dow Chemical
4.250%, 11/15/20	880	898
EI du Pont de Nemours
3.625%, 01/15/21	5	5

	Par (000)	Value (000)

Georgia-Pacific LLC
5.400%, 11/01/20 144A	$925	$953
International Paper
9.375%, 05/15/19	5	6
7.500%, 08/15/21	700	830
MeadWestvaco
7.375%, 09/01/19	635	727
Rock-Tenn
9.250%, 03/15/16	225	236

		7,105

Media — 0.1%
Houghton Mifflin Harcourt Publishing
10.500%, 06/01/19 144A	350	280

Real Estate Investment Trusts — 1.7%
CommonWealth REIT
5.875%, 09/15/20	655	679
Digital Realty Trust LP
4.500%, 07/15/15	852	882
Health Care REIT
5.250%, 01/15/22	775	772
ProLogis LP
6.625%, 12/01/19	440	448
4.500%, 08/15/17	235	240
Realty Income
6.750%, 08/15/19	530	615
5.750%, 01/15/21	115	127
Simon Property Group LP
5.875%, 03/01/17	5	6
WEA Finance LLC
4.625%, 05/10/21 144A	650	632

		4,401

Retail — 1.6%
Advance Auto Parts
5.750%, 05/01/20	545	600
AutoZone
4.000%, 11/15/20	25	25
Hanesbrands
8.000%, 12/15/16	605	647
Home Depot
5.875%, 12/16/36	440	479
Kroger
6.400%, 08/15/17	305	364
Limited Brands
8.500%, 06/15/19	795	895
Ltd Brands
7.000%, 05/01/20	50	52
Wal-Mart Stores
5.625%, 04/01/40	940	1,058
5.250%, 09/01/35	30	32

		4,152

Technology — 1.1%
Avnet
5.875%, 06/15/20	295	321
Hewlett-Packard
2.125%, 09/13/15	10	10
KLA-Tencor
6.900%, 05/01/18	565	657
Mantech International
7.250%, 04/15/18	555	556

See Notes to Schedules of Investments
62

	Par (000)	Value (000)

Technology — continued
Microsoft
4.500%, 10/01/40	$5	$5
Seagate HDD Cayman
7.750%, 12/15/18 144A	600	596
Xerox
6.400%, 03/15/16	575	658

		2,803

Telecommunications — 1.4%
America Movil SAB de CV
5.000%, 03/30/20	630	683
AT&T
6.300%, 01/15/38	600	669
Bellsouth Capital Funding
7.875%, 02/15/30	175	227
GTE
6.940%, 04/15/28	1,110	1,303
Telefonica Emisiones SAU
3.992%, 02/16/16	980	960

		3,842

Transportation — 0.7%
Burlington Northern Santa Fe
5.750%, 03/15/18	10	12
Kansas City Southern de Mexico SA de CV
8.000%, 02/01/18	250	269
Norfolk Southern
7.700%, 05/15/17	440	558
7.250%, 02/15/31	10	13
PHI
8.625%, 10/15/18	400	399
Ryder System (MTN)
3.150%, 03/02/15	610	641

		1,892

U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — 1.9%
Ally Financial (TLGP) (FDIC)
0.247%, 12/19/12 (A)	1,560	1,562
Wells Fargo (TLGP) (FDIC)
0.467%, 06/15/12 (A)	3,450	3,458

		5,020

Utilities — 3.3%
Appalachian Power
4.950%, 02/01/15	730	797
Bruce Mansfield Unit
6.850%, 06/01/34	630	724
Calpine
7.500%, 02/15/21 144A	400	404
Dominion Resources
8.875%, 01/15/19	5	7
6.400%, 06/15/18	755	914
Exelon Generation LLC
5.750%, 10/01/41	805	817
Ipalco Enterprises
7.250%, 04/01/16 144A	500	536
Midamerican Energy Holdings
6.125%, 04/01/36	5	6
Nisource Finance
6.400%, 03/15/18	525	617

	Par (000)	Value (000)

NRG Energy
7.375%, 01/15/17	$720	$742
Progress Energy
7.050%, 03/15/19	585	726
Public Service of Colorado
3.200%, 11/15/20	10	10
Puget Energy
6.500%, 12/15/20	1,000	1,021
Puget Sound Energy
5.757%, 10/01/39	495	568
Toledo Edison
7.250%, 05/01/20	760	969

		8,858

Total Corporate Bonds
(Cost $106,314)		109,667

LOAN AGREEMENT — 0.2%
HCA
1.619%, 11/16/12 (A)	582	572

Total Loan Agreement
(Cost $577)		572

MUNICIPAL BONDS — 0.5%
Ohio — 0.3%
Ohio State University General Receipts (RB)
4.910%, 06/01/40	820	846

Texas — 0.2%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	535	583

Total Municipal Bonds
(Cost $1,366)		1,429

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 28.1%
Federal Home Loan Mortgage Corporation — 3.7%
8.000%, 10/01/29	3	4
8.000%, 09/01/30	1	1
7.500%, 07/01/26	1	2
7.500%, 03/01/27	3	3
7.500%, 09/01/30	2	2
7.000%, 11/01/28	2	2
7.000%, 11/01/30	1	1
7.000%, 04/01/32	5	6
6.000%, 12/01/35	1,536	1,724
6.000%, 07/01/37	856	950
6.000%, 09/01/38	12	14
5.500%, 10/01/18	831	907
5.500%, 04/01/33	35	38
5.500%, 04/01/36	16	17
5.500%, 12/01/36	316	347
5.500%, 04/01/37	10	10
5.500%, 09/01/37	286	313
5.500%, 11/01/37	15	17
5.500%, 01/01/38	12	13
5.500%, 02/01/38	11	12
5.058%, 03/01/36 (A)	1,151	1,227
5.000%, 11/01/18	819	879
5.000%, 01/01/19	749	804

See Notes to Schedules of Investments
63

P N C T o t a l R e t u r n A d v a n t a g e F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 ( U n a u d i t e d )

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — continued
5.000%, 08/01/20	$6	$6
5.000%, 10/01/34	1,028	1,111
5.000%, 04/01/36	53	57
5.000%, 08/01/36	28	30
5.000%, 04/01/38	21	23
4.939%, 01/01/36 (A)	28	30
4.688%, 12/01/36 (A)	14	14
4.500%, 11/01/18	926	981
4.500%, 07/01/40	183	193

		9,738
Federal National Mortgage Association — 22.2%
8.000%, 08/01/27	37	43
8.000%, 09/01/27	4	4
8.000%, 10/01/27	1	1
8.000%, 05/01/30	2	2
7.500%, 08/01/26	4	4
7.500%, 10/01/27	26	31
7.500%, 04/01/30	2	2
7.500%, 07/01/30	1	1
7.500%, 01/01/31	5	6
7.500%, 04/01/31	4	4
7.500%, 08/01/31	11	13
7.000%, 09/01/14	1	1
7.000%, 05/01/22	2	3
7.000%, 04/01/27	6	7
7.000%, 10/01/27	1	1
7.000%, 11/01/27	13	15
7.000%, 03/01/29	25	29
7.000%, 04/01/29	4	5
7.000%, 05/01/29	3	4
7.000%, 07/01/31	8	9
7.000%, 08/01/32	3	3
7.000%, 10/01/33	1	1
6.000%, 08/01/23	489	530
6.000%, 07/01/32	15	17
6.000%, 09/01/32	3	3
6.000%, 11/01/32	6	7
6.000%, 10/01/33	12	13
6.000%, 12/01/36	1,884	2,094
6.000%, 07/01/37	28	31
6.000%, 02/01/38	60	67
5.500%, 09/01/17	1,189	1,292
5.500%, 01/01/19	10	11
5.500%, 11/01/32	3	4
5.500%, 05/01/33	8	9
5.500%, 06/01/33	10	11
5.500%, 07/01/33	7	8
5.500%, 11/01/33	11	12
5.500%, 12/01/33	30	33
5.500%, 01/01/34	802	884
5.500%, 04/01/34	1,224	1,348
5.500%, 03/01/35	11	13
5.500%, 10/01/35	9	10
5.500%, 03/01/36	22	24
5.500%, 12/01/36	782	860
5.500%, 04/01/37	2,090	2,290
5.500%, 06/01/37	625	686
5.500%, 07/01/37	111	122
5.500%, 02/01/38	9	10

	Par (000)	Value (000)

5.500%, 03/01/38	$173	$189
5.500%, 07/01/38	2,222	2,432
5.500%, 08/01/38	2,013	2,203
5.500%, 06/01/39	2,081	2,281
5.000%, 12/01/18	21	23
5.000%, 02/01/19	30	32
5.000%, 06/01/20	1,306	1,415
5.000%, 07/01/33	126	134
5.000%, 10/01/33	25	27
5.000%, 11/01/33	29	32
5.000%, 05/01/34	5	6
5.000%, 06/01/34	27	29
5.000%, 11/01/35	1,837	1,987
5.000%, 12/01/35	26	28
5.000%, 01/01/36	910	984
5.000%, 03/01/36	969	1,048
5.000%, 05/01/36	1,800	1,947
5.000%, 12/01/36	260	281
5.000%, 08/01/37	51	55
5.000%, 02/01/38	1,834	1,983
5.000%, 04/01/38	104	113
5.000%, 03/01/40	1,033	1,119
5.000%, 08/01/40	2,335	2,522
4.500%, 08/01/20	984	1,056
4.500%, 10/01/20	14	16
4.500%, 03/01/21	30	32
4.500%, 04/01/23	876	936
4.500%, 06/01/24	9	10
4.500%, 07/01/24	945	1,009
4.500%, 11/01/33	13	14
4.500%, 05/01/34	22	23
4.500%, 09/01/35	2,425	2,577
4.500%, 02/01/39	1,008	1,067
4.500%, 03/01/39	3,398	3,596
4.500%, 06/01/39	1,650	1,764
4.500%, 05/01/40	6,067	6,445
4.500%, 07/01/40	27	28
4.500%, 04/01/41	1,163	1,231
4.000%, 11/01/40	5,178	5,375
4.000%, 01/01/41	24	26
4.000%, 02/01/41	2,465	2,558
2.447%, 08/01/35 (A)	10	11

		59,222

Government National Mortgage Association — 2.2%
10.000%, 05/15/19	2	2
9.000%, 11/15/16	5	5
9.000%, 11/15/19	5	6
9.000%, 05/15/21	1	1
9.000%, 06/15/21	38	45
9.000%, 08/15/21	8	10
9.000%, 09/15/21	18	21
8.500%, 08/15/27	16	19
8.000%, 09/15/27	7	8
7.500%, 10/15/29	27	31
7.500%, 12/15/29	3	3
7.500%, 01/15/32	17	20
7.000%, 02/15/12	1	1
7.000%, 02/15/17	48	53
7.000%, 05/20/24	3	4
7.000%, 10/15/25	4	4
7.000%, 04/15/26	1	2

See Notes to Schedules of Investments
64

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Government National Mortgage Association — continued
7.000%, 01/15/27	$6	$7
7.000%, 09/15/27	3	3
7.000%, 10/15/27	46	54
7.000%, 12/15/27	2	2
7.000%, 04/15/28	1	1
7.000%, 04/15/29	4	4
6.500%, 02/15/26	3	4
6.500%, 07/15/28	4	5
6.500%, 04/15/32	3	4
6.500%, 06/15/32	2	3
6.000%, 02/15/32	7	8
6.000%, 11/15/32	4	4
6.000%, 08/15/33	1	1
5.000%, 09/15/39	2,907	3,219
4.500%, 08/15/39	2,027	2,201

		5,755

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $70,948)		74,715

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
Federal Home Loan Bank — 0.1%
6.700%, 06/25/14	150	176
Total U.S. Government Agency Obligation
(Cost $172)		176

U.S. TREASURY OBLIGATIONS — 12.2%
U.S. Treasury Bond — 2.7%
4.500%, 02/15/36	6,170	7,230

U.S. Treasury Notes — 9.5%
4.625%, 10/31/11	25	25
4.250%, 08/15/13	130	140
2.250%, 01/31/15	1,260	1,337
1.875%, 06/15/12	5,025	5,095
1.375%, 04/15/12	5,615	5,660
1.125%, 01/15/12	6,060	6,084
1.125%, 12/15/12	140	142
0.875%, 02/29/12	6,735	6,762

		25,245

Total U.S. Treasury Obligations (Cost $31,711)		32,475

	Number of Shares	Value (000)

PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae	77,000	$152
Freddie Mac	52,400	122
Total Preferred Stocks
(Cost $3,083)		274

AFFILIATED MONEY MARKET FUND — 3.9%
PNC Advantage Institutional Money Market
Fund, Institutional Class†	10,354,502	10,355

Total Affiliated Money Market Fund
(Cost $10,354)		10,355

TOTAL INVESTMENTS — 99.5%
(Cost $257,433)*		264,883
Other Assets & Liabilities – 0.5%		1,425
TOTAL NET ASSETS — 100.0%		$266,308

*	Aggregate cost for Federal income tax purposes is (000) $257,681.

Gross unrealized appreciation (000)	$10,920
Gross unrealized depreciation (000)	(3,718)

Net unrealized appreciation (000)	$7,202

†	See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2011.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $10520 (000) and represents 3.95% of net assets as of August 31, 2011.

Please see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
65

P N C T o t a l R e t u r n A d v a n t a g e F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$10,355	$ –	$–	$ 10,355

Asset-Backed Securities	–	20,288	–	20,288

Collateralized Mortgage Obligations	–	2,349	–	2,349

Commercial Mortgage-Backed Securities	–	12,583	–	12,583

Corporate Bonds	–	109,667	–	109,667

Loan Agreement	–	572	–	572

Municipal Bond	–	1,429	–	1,429

Preferred Stocks	274	–	–	274

U.S. Government Agency Mortgage-Backed Obligations	–	74,715	–	74,715

U.S. Government Agency Obligations	–	176	–	176

U.S. Treasury Obligations	–	32,475	–	32,475

Total Assets – Investments in Securities	$10,629	$254,254	$–	$264,883

Other Financial Instruments

See Notes to Schedules of Investments
66

P N C U l t r a S h o r t B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 ( U n a u d i t e d )

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 17.7%
Automotive — 11.3%
BMW Vehicle Lease Trust,
Series 2011-1, Cl A3
1.060%, 02/20/14	$2,140	$2,148
Ford Credit Auto Owner Trust,
Series 2009-B, Cl A3
2.790%, 08/15/13	4,193	4,226
Ford Credit Auto Owner Trust,
Series 2011-A, Cl A2
0.620%, 07/15/13	4,616	4,617
Honda Auto Receivables Owner Trust,
Series 2009-3, Cl A3
2.310%, 05/15/12	2,558	2,574
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 10/21/13	4,991	5,009
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A2
0.570%, 03/15/13	2,060	2,060
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A3
1.160%, 04/15/15	5,250	5,295
Mercedes-Benz Auto Lease Trust,
Series 2011-1A, Cl A2
0.790%, 04/15/13 144A	6,500	6,505
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Cl A2
0.700%, 08/15/11	91	91
Nissan Auto Lease Trust,
Series 2010-A, Cl A3
1.390%, 01/15/16	7,360	7,387
Nissan Auto Lease Trust,
Series 2011-A, Cl A2A
0.700%, 01/15/14	3,000	3,001
USAA Auto Owner Trust,
Series 2008-3, Cl A4
4.710%, 02/18/14	6,310	6,416
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3
1.310%, 01/20/14	5,150	5,169
World Omni Auto Receivables Trust,
Series 2011-A, Cl A2
0.640%, 11/15/13	4,925	4,925

		59,423

Credit Cards — 5.7%
American Express Credit Account Master Trust,
Series 2007-5, Cl A
0.237%, 12/15/14	2,965	2,963
BA Credit Card Trust,
Series 2008-A7, Cl A7
0.907%, 12/15/14	6,170	6,203
Capital One Multi-Asset Execution Trust,
Series 2005-A10, Cl A
0.287%, 09/15/15	7,010	7,004
Chase Issuance Trust,
Series 2007-A16, Cl A16
0.547%, 06/16/14	7,300	7,310

	Par (000)	Value (000)

GE Capital Credit Card Master Note Trust,
Series 2009-2, Cl A
3.690%, 07/15/15	$6,260	$6,422

		29,902

Equipment — 0.7%
John Deere Owner Trust,
Series 2011-A, Cl A2
0.640%, 06/16/14	3,665	3,665
Total Asset Backed Securities (Cost $93,045)		92,990

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.8%
Banc of America Mortgage Securities
Series 2003-A, Cl 1A1
2.747%, 02/25/33 (A)	8	8
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	2,362	2,537
Fannie Mae, Series 2003-11, Cl DB
5.000%, 04/25/17	79	80
Fannie Mae, Series 2003-120, Cl BK
3.500%, 11/25/16	577	586
Fannie Mae, Series 2003-61, Cl HN
4.000%, 08/25/28	368	372
Fannie Mae, Series 2003-81, Cl NY
4.500%, 09/25/16	554	559
Fannie Mae, Series 2003-92, Cl PD
4.500%, 03/25/17	2,586	2,645
Fannie Mae, Series 2004-19, Cl AB
4.000%, 10/25/17	1,567	1,603
Fannie Mae, Series 2004-36, Cl EA
4.500%, 03/25/18	658	677
Fannie Mae, Series 2004-55, Cl LA
4.500%, 06/25/21	472	476
Fannie Mae, Series 2005-105, Cl TL
5.500%, 11/25/31	594	613
Fannie Mae, Series 2005-21, Cl PB
5.000%, 06/25/28	107	108
Fannie Mae, Series 2005-46, Cl TW
5.000%, 09/25/18	2,171	2,193
Fannie Mae, Series 2008-51, Cl CD
4.500%, 11/25/22	2,865	3,018
Freddie Mac, Series 2144, Cl ME
4.500%, 04/15/14	1,026	1,038
Freddie Mac, Series 2579, Cl MW
3.835%, 09/15/17	1,613	1,653
Freddie Mac, Series 2654, Cl OE
5.000%, 09/15/28	3,207	3,229
Freddie Mac, Series 2663, Cl BA
4.000%, 08/15/16	258	260
Freddie Mac, Series 2677, Cl LD
4.500%, 03/15/17	4,489	4,598
Freddie Mac, Series 2695, Cl BO
4.500%, 08/15/28	2,103	2,133
Freddie Mac, Series 2695, Cl DE
4.000%, 01/15/17	2,236	2,276
Freddie Mac, Series 2706, Cl CB
5.000%, 06/15/20	121	121
Freddie Mac, Series 2754, Cl PC
5.000%, 12/15/28	1,252	1,271

See Notes to Schedules of Investments
67

P N C U l t r a S h o r t B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 ( U n a u d i t e d )

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 2812, Cl AB
4.500%, 10/15/18	$1,201	$1,242
Freddie Mac, Series 2823, Cl NJ
4.000%, 07/15/16	22	22
Freddie Mac, Series 2836, Cl QD
5.000%, 09/15/27	55	55
Freddie Mac, Series 2877, Cl GP
4.000%, 11/15/18	1,028	1,062
Freddie Mac, Series 2885, Cl PC
4.500%, 03/15/18	3,320	3,392
Freddie Mac, Series 2887, Cl EA
4.500%, 12/15/18	1,809	1,878
Freddie Mac, Series 2890, Cl PB
5.000%, 11/15/27	174	174
Freddie Mac, Series 2939, Cl PB
5.000%, 04/15/28	176	176
Freddie Mac, Series 2945, Cl HE
4.500%, 02/15/19	5,313	5,526
Freddie Mac, Series 3023, Cl PN
4.850%, 01/15/29	483	489
Freddie Mac, Series 3137, Cl DN
5.000%, 02/15/20	914	923
Freddie Mac, Series R001, Cl AE
4.375%, 04/15/15	1,463	1,472
Ginnie Mae, Series 2009-81, Cl WA
2.000%, 08/20/39	3,006	3,046

Total Collateralized Mortgage Obligations (Cost $52,082)		51,511

CORPORATE BONDS — 17.9%
Automotive — 0.6%
Volkswagen International Finance NV
0.696%, 10/01/12 (A) 144A	3,000	3,006

Consumer Discretionary — 0.3%
VF Corp.
1.058%, 08/23/13 (A)	1,545	1,550

Financials — 13.0%
American Express Bank FSB
5.550%, 10/17/12	2,650	2,775
Bank of America (MTN)
4.900%, 05/01/13	5,000	5,120
Bank of Nova Scotia
0.606%, 02/15/13 (A)	4,235	4,235
Barclays Bank PLC
2.500%, 01/23/13	3,975	3,980
Bear Stearns LLC (MTN)
6.950%, 08/10/12	2,885	3,047
Citigroup
5.500%, 08/27/12	3,820	3,944
Credit Suisse (MTN)
5.000%, 05/15/13	5,000	5,255
Deutsche Bank AG
2.375%, 01/11/13	3,950	3,951
General Electric Capital (MTN)
5.450%, 01/15/13	5,995	6,332
Goldman Sachs Group
5.700%, 09/01/12	3,815	3,970
HSBC Bank PLC
0.716%, 05/15/13 144A	5,000	4,996

	Par (000)	Value (000)

JPMorgan Chase
5.375%, 10/01/12	$3,095	$3,243
Merrill Lynch
5.450%, 02/05/13	300	308
Morgan Stanley
5.300%, 03/01/13	860	890
Morgan Stanley (MTN)
5.750%, 08/31/12	3,000	3,107
TIAA Global Markets
5.125%, 10/10/12 144A	5,000	5,217
Wachovia (MTN)
5.500%, 05/01/13	300	321
Wells Fargo
4.375%, 01/31/13	4,850	5,069
Westpac Banking
2.250%, 11/19/12	2,375	2,412

		68,172

Food, Beverage & Tobacco — 0.4%
General Mills
5.650%, 09/10/12	1,900	1,990

Healthcare — 0.1%
Teva Pharmaceutical Finance III LLC
0.647%, 12/19/11 (A)	500	500

Insurance — 1.7%
Allstate Life Global Funding Trusts (MTN)
5.375%, 04/30/13	2,000	2,136
Metropolitan Life Global Funding I
2.500%, 01/11/13 144A	3,700	3,754
Prudential Financial (MTN)
5.150%, 01/15/13	3,100	3,247

		9,137

Technology — 0.2%
HP Enterprise Services LLC
6.000%, 08/01/13	1,076	1,170

Telecommunications — 0.6%
AT&T
5.875%, 08/15/12	665	696
4.950%, 01/15/13	721	757
New Cingular Wireless
8.125%, 05/01/12	1,765	1,849

		3,302

Utilities — 1.0%
Carolina Power & Light
6.500%, 07/15/12	1,750	1,837
Dominion Resources
5.700%, 09/17/12	1,472	1,546
Midamerican Energy Holdings
3.150%, 07/15/12	1,865	1,905

		5,288

Total Corporate Bonds (Cost $94,342)		94,115

See Notes to Schedules of Investments
68

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED OBLIGATIONS —
0.1%

Federal National Mortgage Association — 0.1%
5.500%, 12/01/11	$26	$28
5.500%, 12/01/13	262	284

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $296)		312
U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.9%
Federal Home Loan Bank — 3.9%
Federal Home Loan Bank
3.625%, 09/16/11	15,700	15,724
4.875%, 11/18/11	4,700	4,747

		20,471

Federal Home Loan Mortgage Corporation — 6.4%
Federal Home Loan Mortgage Corporation
1.750%, 06/15/12	33,000	33,390

Federal National Mortgage Association — 4.6%
Federal National Mortgage Association
1.000%, 11/23/11	24,165	24,214
Total U.S. Government Agency Obligations
(Cost $78,003)		78,075

U.S. TREASURY OBLIGATIONS — 38.5%
U.S. Treasury Notes — 38.5%
1.375%, 03/15/12	36,650	36,908
1.375%, 09/15/12	52,890	53,562
1.375%, 01/15/13	57,260	58,197
0.625%, 07/31/12	52,765	53,010

Total U.S. Treasury Obligations
(Cost $201,419)		201,677

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.8%
PNC Advantage Institutional Money Market
Fund, Institutional Class†	4,341,964	4,342

Total Affiliated Money Market Fund
(Cost $4,342)		4,342

TOTAL INVESTMENTS — 99.7%
(Cost $523,529)*		523,022
Other Assets & Liabilities – 0.3%		1,465
TOTAL NET ASSETS — 100.0%		$524,487

*	Aggregate cost for Federal income tax purposes is (000) $523,533.

Gross unrealized appreciation (000)	$567
Gross unrealized depreciation (000)	(1,078)

Net unrealized depreciation (000)	$(511)

† See Note 2 in Notes to Schedules of Investments.

(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2011.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $23,478 (000) and represents 4.5% of net assets as of August 31, 2011.

Please see Investment Abbreviations and Definitions on Page 106

See Notes to Schedules of Investments
69

P N C U l t r a S h o r t B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)

Affiliated Money Market Fund	$4,342	$ –	$–	$ 4,342

Asset-Backed Securities	–	92,990	–	92,990

Collateralized Mortgage Obligations	–	51,511	–	51,511

Corporate Bonds	–	94,115	–	94,115

U.S. Government Agency Mortgage-

Backed Obligations	–	312	–	312

U.S. Government Agency Obligations	–	78,075	–	78,075

U.S. Treasury Obligations	–	201,677	–	201,677

Total Assets – Investments in Securities	$4,342	$518,680	$–	$523,022

See Notes to Schedules of Investments
70

P N C I n t e r m e d i a t e Ta x E x e m p t B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 ( U n a u d i t e d )

	Par (000)	Value (000)

MUNICIPAL BONDS — 92.1%
Arizona — 1.5%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,073
5.000%, 07/01/17	1,000	1,069

		2,142

California — 7.2%
California Educational Facilities Authority,
University of Southern California (RB) Series C
5.250%, 10/01/24	2,100	2,527
California State Department of Water Resources,
Power Supply (RB)
5.000%, 05/01/20	1,405	1,618
California State Department of Water Resources,
Power Supply (RB) Series L
5.000%, 05/01/15	2,200	2,536
Los Angeles Unified School District,
Election 2004 (GO) Series H (AGM)
5.000%, 07/01/16	1,000	1,166
5.000%, 07/01/25	2,025	2,173

		10,020

Colorado — 1.4%
Colorado Water Resources & Power Development
Authority (RB) Series A2
5.500%, 09/01/21	1,500	1,886

Delaware — 1.0%
Delaware (GO) Series 2009C
5.000%, 10/01/24	1,125	1,383

Florida — 10.3%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	750	842
5.000%, 06/01/16	3,500	3,800
Florida State Department of Transportation (RB)
5.000%, 07/01/18	1,850	2,126
Florida State Department of Transportation (RB)
Series A
5.000%, 07/01/20	4,715	5,542
University of North Florida Financing Corp,
Housing Project (RB) (NATL-RE FGIC)
5.000%, 11/01/18	1,720	1,912

		14,222

Georgia — 1.1%
Gwinnett County School District (GO)
5.000%, 02/01/22	1,250	1,535

Illinois — 1.7%
Illinois State Sales Tax (RB)
5.000%, 06/15/17	1,000	1,168
5.000%, 06/15/25	1,100	1,139

		2,307

Indiana — 0.8%
Ball State University (RB) Series P (DD)
5.000%, 07/01/26	1,000	1,071

	Par (000)	Value (000)

Louisiana — 2.0%
Louisiana Public Facilities Authority, Ochsner
Clinic Foundation Project (RB)
5.250%, 05/15/23	$2,655	$2,789

Massachusetts — 9.4%
Massachusetts Bay Transportation Authority (RB)
Series A
5.000%, 07/01/25	1,000	1,187
Massachusetts Bay Transportation Authority (RB)
Series B
5.250%, 07/01/23	1,000	1,224
Massachusetts Consolidated Loan (GO) Series C
5.000%, 12/01/15	1,375	1,616
Massachusetts Development Finance Agency,
Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,068
Massachusetts Special Obligation (RB) Series A
(NATL-RE FGIC)
5.500%, 06/01/15	4,000	4,705
Massachusetts Water Resources Authority (RB)
Series B (AGM)
5.250%, 08/01/23	1,125	1,384
Massachusetts Water Resources Authority (RB)
Series J (AGM)
5.500%, 08/01/21	1,455	1,845

		13,029

Michigan — 6.6%
Michigan Municipal Bond Authority, Clean Water
Pooled Project (RB)
5.000%, 10/01/14	4,310	4,896
Michigan State Environmental Program (GO)
Series A
5.000%, 05/01/17	1,000	1,163
Michigan State Hospital Finance Authority,
Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,073
Warren Consolidated Schools (GO) (Q-SBLF)
5.250%, 05/01/17	1,930	2,050

		9,182

Missouri — 1.9%
Missouri Development Finance Board Cultural
Facilities, Nelson Gallery Foundation (RB)
Series A
5.000%, 12/01/16	2,290	2,666

Nevada — 8.0%
Clark County School District (GO) Series B
(AMBAC)
5.000%, 06/15/14	1,125	1,242
Clark County School District (GO) Series C
5.000%, 06/15/17	3,000	3,462
Clark County, Park and Regional Justice Center
(GO) Series B (AMBAC)
5.000%, 11/01/24	1,100	1,171
Nevada (GO) Series D
5.000%, 06/01/18	4,400	5,134

		11,009

See Notes to Schedules of Investments
71

P N C I n t e r m e d i a t e T a x E x e m p t B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 31, 2 0 1 1 (U n a u d i t e d)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued

New Mexico — 1.0%
New Mexico Finance Authority (RB)
5.000%, 06/15/21	$1,160	$1,418

New York — 3.1%
New York Local Government Assistance
Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,604
New York State Dormitory Authority, Residential
Institution for Children (RB) (SONYMA)
5.000%, 06/01/15	650	732

		4,336

North Carolina — 4.0%
North Carolina Eastern Municipal Power Agency
(RB) Series A (ETM)
5.000%, 01/01/21	2,665	3,261
North Carolina Medical Care Commission,
Caromont Health (RB) (AGM)
5.000%, 02/15/14	1,000	1,082
North Carolina Medical Care Commission,
Mission Health Combined Group (RB)
5.000%, 10/01/22	1,120	1,208

		5,551

Ohio — 2.8%
Butler County Hospital Facilities, UC Health
Project (RB)
5.500%, 11/01/22	2,500	2,604
Ohio State Water Development Authority, Fresh
Water Project (RB)
5.500%, 06/01/21	1,000	1,262

		3,866

Pennsylvania — 10.2%
Allegheny County Hospital Development
Authority, University of Pittsburgh Medical
Center Project (RB) Series A
5.000%, 09/01/18	2,000	2,316
Central Bucks School District
(GO) (NATL-RE FGIC)
5.000%, 05/15/22	1,715	2,124
Pennsylvania Higher Educational Facilties
Authority, Elizabethtown College Project (RB)
Series FF2 (RADIAN)
5.000%, 12/15/16	1,425	1,510
Pennsylvania Higher Educational Facilties
Authority, Jefferson Health
System (RB) Series B
5.000%, 05/15/17	2,740	3,128
Philadelphia School District (GO) Series B
5.000%, 06/01/17	1,015	1,141
Pittsburgh (GO) Series C (AGM)
5.250%, 09/01/18	1,000	1,107
West Chester Area School District (GO) Series AA
5.000%, 03/15/22	2,400	2,848

		14,174

	Par (000)	Value (000)

Texas — 13.4%
Austin Independent School District (GO)
(PSF-GTD)
5.000%, 08/01/16	$2,500	$2,977
Beaumont (GO)
5.000%, 03/01/20	2,040	2,442
Harris County (GO) Series B
5.000%, 10/01/21	1,000	1,202
Harris County Cultural Education Facilities
Finance, Methodist Hospital System (RB)
5.000%, 06/01/14	750	827
Houston (RB) Series B
5.000%, 09/01/19	1,740	1,888
Spring Branch Independent School District (GO)
(PSF-GTD)
5.000%, 02/01/17	2,000	2,385
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,197
University of Texas System (RB) Series A
5.000%, 08/15/23	4,775	5,575

		18,493

Washington — 4.2%
Energy Northwest (RB) (NATL-RE IBC)
7.125%, 07/01/16	1,900	2,412
Seattle (GO) Series B
5.000%, 08/01/14	3,000	3,377

		5,789

Puerto Rico — 0.5%
Puerto Rico (GO) Series A
5.500%, 07/01/18	570	625
Total Municipal Bonds
(Cost $120,744)		127,493

	Number of Shares

AFFILIATED MONEY MARKET FUND —0.0%
PNC Tax Exempt Money Market Fund,
Class I†	96,484	96
Affiliated Money Market Fund
(Cost $96)		96

TOTAL INVESTMENTS — 92.1%
(Cost $120,840)*		127,589
Other Assets & Liabilities – 7.9%		10,881
TOTAL NET ASSETS — 100.0%		$138,470

*	Aggregate cost for Federal income tax purposes is (000) $120,840.

Gross unrealized appreciation (000)	$6,753
Gross unrealized depreciation (000)	(5)

Net unrealized appreciation (000)	$6,748

†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
72

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$96	$ –	$–	$ 96

Municipal Bond	–	127,493	–	127,493

Total Assets – Investments in Securities	$96	$127,493	$–	$127,589

Other Financial Instruments

See Notes to Schedules of Investments
73

P N C M a r y l a n d T a x E x e m p t B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 (U n a u d i t e d)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.8%
District of Columbia — 1.5%
Washington Metropolitan Area Transit Authority
(RB) Series A
5.250%, 07/01/24	$1,000	$1,129
Maryland — 87.6%
Annapolis City (GO)
5.000%, 08/01/23	1,000	1,174
Anne Arundel County (GO)
5.000%, 04/01/15	1,800	2,076
5.000%, 03/01/16	750	799
Anne Arundel County, National Business Park
Project (TAN)
5.125%, 07/01/22	1,000	1,097
Baltimore City (GO) Series A (AMBAC)
5.000%, 10/15/19	715	798
Baltimore City, Wastewater Projects,
Prerefunded 07/01/15 @ 100 (RB)
Series B (NATL-RE)
5.000%, 07/01/15	1,500	1,753
Baltimore City, Wastewater Projects
(RB) Series A (NATL-RE FGIC)
5.000%, 07/01/22	1,000	1,169
Baltimore City, Water Projects,
Prerefunded 07/01/15 @100 (RB)
Series A (NATL-RE)
5.000%, 07/01/15	1,000	1,169
Baltimore County, Catholic Health Initiatives
Project (RB) Series A
5.000%, 09/01/21	500	541
Charles County Consolidated Public
Improvement (GO)
5.000%, 03/01/18	1,000	1,202
5.000%, 07/15/19	1,335	1,639
Frederick City (GO) Series A
5.000%, 03/01/23	500	575
5.000%, 03/01/26	1,055	1,181
Frederick County (GO)
5.000%, 08/01/16	2,000	2,321
5.000%, 08/01/17	1,730	1,990
Frederick County, Urbana Community
Development Authority (STRB) Series A
5.000%, 07/01/24	3,020	3,196
Harford County (GO)
5.000%, 07/15/20	600	667
5.000%, 07/15/22	1,290	1,415
Howard County (GO) Series B
5.000%, 02/15/14	1,000	1,113
Maryland Community Development Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	200	200
5.125%, 06/01/17	195	195
Maryland Department of Transportation (RB)
5.000%, 02/15/21	2,500	2,899
Maryland Department of Transportation (RB)
Second Issue
5.000%, 09/01/22	2,000	2,320
Maryland Economic Development Corporation,
University of Maryland, College Park
Project (RB)
5.000%, 07/01/15	1,665	1,854

	Par (000)	Value (000)
Maryland Health & Higher Educational Facilities
Authority, Board of Child Care (RB)
5.375%, 07/01/32	$500	$503
Maryland Health & Higher Educational Facilities
Authority, Carroll Hospital Center (RB)
5.000%, 07/01/36	975	940
Maryland Health & Higher Educational Facilities
Authority, College of Notre Dame (RB)
(NATL-RE)
5.300%, 10/01/18	460	520
Maryland Health & Higher Educational Facilities
Authority, Goucher College (RB)
5.375%, 07/01/25	500	519
Maryland Health & Higher Educational Facilities
Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	1,000	1,103
Maryland Health & Higher Educational Facilities
Authority, Peninsula Regional Medical Center
Issue (RB) Series 2006
5.000%, 07/01/17	1,550	1,693
Maryland Health & Higher Educational Facilities
Authority, Western Maryland Health System
(RB) Series A (NATL-RE FHA)
5.000%, 07/01/21	725	784
Maryland Industrial Development Financing
Authority, American Center for Physics
Headquarters Facilities (RB)
5.250%, 12/15/14	500	506
Maryland State (GO) Second Series
5.000%, 08/01/18	1,450	1,702
Maryland Transportation Authority (RB)
5.250%, 03/01/19	2,235	2,755
Maryland Transportation Authority,
Transportation Facilities Project (RB)
5.000%, 07/01/19	1,500	1,776
Maryland Water Quality Financing Administration (RB) Series A
5.000%, 03/01/24	1,175	1,339
Montgomery County Economic Development,
Trinity Health Credit Group (RB)
5.500%, 12/01/16	930	938
Montgomery County Revenue Authority,
Department of Liquor Control (RB) Series A
5.000%, 04/01/18	1,000	1,185
5.000%, 04/01/21	1,075	1,280
Montgomery County Revenue Authority, Olney
Indoor Swim Center Project (RB) Series C
5.250%, 10/01/12	75	75
Montgomery County, Consolidated Public
Improvement (GO) Series A
5.000%, 08/01/18	1,500	1,837
Prince George’s County (GO) Series B
5.000%, 07/15/20	900	1,052
5.000%, 07/15/23	1,550	1,762
Prince Georges County Industrial Development
Authority, Upper Marlboro Justice Center
Project (RB) Series A (NATL-RE)
5.000%, 06/30/17	500	538
5.000%, 06/30/19	710	756

See Notes to Schedules of Investments
74

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Maryland — continued
Prince George’s County, Woodview Village
Phase II Subdistrict, Prerefunded 7/01/12 @
102 (RB)
7.000%, 07/01/12	$1,144	$1,229
St Mary’s County, St. Mary’s Hospital
Project (GO)
5.000%, 10/01/20	1,000	1,045
Talbot County (GO)
5.000%, 05/01/14	1,250	1,397
University System of Maryland, Auxiliary
Facility and Tuition Project (RB) Series A
5.000%, 04/01/18	1,200	1,454
Washington Suburban Sanitation Commission,
Prerefunded 06/01/15 @ 100 (GO)
5.000%, 06/01/15	1,000	1,167
Washington Suburban Sanitation
Commission (GO)
5.000%, 06/01/19	680	775

		63,973

Puerto Rico — 8.7%
Puerto Rico (GO) Series A (NATL-RE IBC)
5.250%, 07/01/21	1,000	1,027
Puerto Rico (GO) Series A-4 (AGM)
5.250%, 07/01/30	500	512
Puerto Rico Electric Power Authority
(RB) Series CCC
5.000%, 07/01/24	1,500	1,551
Puerto Rico Electric Power Authority
(RB) Series SS (NATL-RE)
5.000%, 07/01/19	1,000	1,064
Puerto Rico Highway & Transportation
Authority (RB) Series Y
6.250%, 07/01/13	1,000	1,085
Puerto Rico Public Buildings Authority,
Prerefunded 7/01/14 @ 100 (RB) Series I
5.500%, 07/01/14	1,000	1,139

		6,378

Total Municipal Bonds (Cost $67,735)		71,480

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.5%
T. Rowe Price Maryland Tax-Free Money Fund	1,071,841	$1,072
Total Money Market Fund
(Cost $1,072)		1,072
TOTAL INVESTMENTS — 99.3%
(Cost $68,807)*		72,552
Other Assets & Liabilities – 0.7%		508
TOTAL NET ASSETS — 100.0%		$73,060

*	Aggregate cost for Federal income tax purposes is (000) $68,801.

Gross unrealized appreciation (000)	$3,870
Gross unrealized depreciation (000)	(119)

Net unrealized appreciation (000)	$3,751

Please see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
75

P N C M a r y l a n d T a x E x e m p t B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Money Market Fund	$1,072	$ –	$–	$ 1,072
Municipal Bonds	–	71,480	–	71,480

Total Assets – Investments in Securities	$1,072	$71,480	$–	$ 72,552

See Notes to Schedules of Investments
76

P N C M i c h i g a n I n t e r m e d i a t e M u n i c i p a l B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.0%
Michigan — 86.8%
East Lansing School District
(GO) Series B (NATL-RE Q-SBLF)
5.000%, 05/01/20	$1,000	$1,080
Forest Hills Public Schools
(GO) (AGM)
5.000%, 05/01/17	1,000	1,167
Grand Rapids, Sanitary Sewer System
Improvement (RB) Series A (NATL-RE FGIC)
5.375%, 01/01/16	1,535	1,753
Ingham County Building Authority
(RB) (NATL- RE)
5.000%, 07/01/16	1,010	1,139
Kent County (GO)
5.000%, 01/01/18	750	872
Lake Saint Claire Clean Water Initiative (GO)
5.000%, 10/01/21	645	751
5.000%, 10/01/22	685	786
Lansing Building Authority
(RB) (AMBAC)
5.000%, 06/01/19	1,130	1,261
Michigan Municipal Bond Authority,
Clean Water Pooled Project (RB)
5.000%, 10/01/22	1,000	1,181
Michigan State Hospital Finance Authority,
Hospital-Henry Ford Health (RB)
5.500%, 11/15/17	1,000	1,137
Michigan State Hospital Finance Authority,
Trinity Health Credit Group (RB) Series A
5.000%, 12/01/26	820	835
Michigan State Hospital Finance Authority,
Trinity Health Credit Group
Prerefunded 12/01/16 @ 100 (RB) Series A
5.000%, 12/01/16	180	217
Michigan State Hospital Finance Authority
(RB) Series P (NATL-RE) (ETM)
5.375%, 08/15/14	100	106
Michigan State, Environmental Program
(GO) Series A
6.000%, 11/01/24	1,000	1,167
5.250%, 11/01/23	1,000	1,113
Northwestern Michigan College
(GO) (AMBAC)
5.000%, 04/01/18	1,035	1,143
Thornapple Kellogg School District
(GO) (NATL-RE Q-SBLF)
5.000%, 05/01/18	1,045	1,199
Troy City School District
(GO) (NATL-RE Q-SBLF)
5.000%, 05/01/17	1,000	1,134
West Branch Rose City Area Schools
(GO) (AGM Q-SBLF)
5.000%, 05/01/19	30	33

		18,074

Puerto Rico — 10.2%
Puerto Rico Electric Power Authority
(RB) Series CCC
5.000%, 07/01/24	1,000	1,034

	Par (000)	Value (000)
Puerto Rico Highway & Transportation Authority
(RB) Series Z (NATL-RE)
6.250%, 07/01/13	$1,000	$1,085

		2,119
Total Municipal Bonds
(Cost $19,042)		20,193

	Number of Shares
MONEY MARKET FUND — 2.0%
JPMorgan Michigan Municipal Money Market
Fund	414,099	414

Total Money Market Fund
(Cost $414)		414
TOTAL INVESTMENTS — 99.0%
(Cost $19,456)*		20,607

Other Assets & Liabilities – 1.0%		206

TOTAL NET ASSETS — 100.0%		$20,813

*	Aggregate cost for Federal income tax purposes is (000) $19,448.

Gross unrealized appreciation (000)	$1,159
Gross unrealized depreciation (000)	—

Net unrealized appreciation (000)	$1,159

Please see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
77

P N C M i c h i g a n I n t e r m e d i a t e M u n i c i p a l B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Money Market Fund	$414	$ –	$–	$ 414
Municipal Bonds	–	20,193	–	20,193

Total Assets – Investments in Securities	$414	$20,193	$–	$20,607

See Notes to Schedules of Investments
78

P N C O h i o I n t e r m e d i a t e T a x E x e m p t B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 ( U n a u d i t e d )

	Par (000)	Value (000)

MUNICIPAL BONDS — 99.6%
Ohio — 94.0%
Akron (GO) (ETM)
6.000%, 12/01/12	$500	$518
Akron Economic Development (RB) (NATL-RE)
6.000%, 12/01/12	645	653
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series B
5.000%, 09/01/21	2,680	2,936
American Municipal Power, Hydroelectric Projects
(RB) Series C
5.000%, 02/15/22	2,000	2,172
Butler County Hospital Facilities, UC Health
Project (RB)
5.500%, 11/01/22	2,500	2,604
Canton City School District (GO) Series 2005
(NATL-RE)
5.000%, 12/01/14	1,185	1,310
Centerville Capital Facilities (GO) (NATL-RE)
5.650%, 12/01/18	45	45
Clermont County Waterworks, Sewer District
Project (RB) (AMBAC)
5.250%, 08/01/15	1,000	1,081
Cleveland Waterworks (RB) Series N (NATL-RE)
5.000%, 01/01/18	1,990	2,252
Columbus (GO) Series A
5.000%, 07/01/27	2,000	2,272
Cuyahoga County (GO)
5.650%, 05/15/18	600	710
Cuyahoga County (GO) Series A
5.000%, 12/01/20	3,205	3,798
Cuyahoga County (RB) Series A
5.500%, 01/01/14	1,700	1,848
Dublin City School District (GO)
5.000%, 12/01/24	1,000	1,161
Dublin City School District (GO) (NATL-RE)
5.000%, 12/01/18	1,000	1,142
Erie County Garbage & Refuse Landfill
Improvement (GO) (AGM)
5.500%, 12/01/20	1,305	1,407
Franklin County (GO)
5.000%, 12/01/15	1,875	2,209
5.000%, 12/01/16	950	1,106
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,709
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,281
Hamilton County Sewer System (RB)
Series B (NATL-RE)
5.000%, 12/01/17	1,325	1,501
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	1,000	1,102
Mad River Local School District (GO)
(NATL-RE FGIC)
5.750%, 12/01/14	510	558
Miami University General Receipts
(RB) (AMBAC)
5.000%, 09/01/15	1,695	1,941
Ohio Housing Finance Agency (RB)
Series 2 (GNMA, FNMA, FHLMC)
5.000%, 11/01/19	2,095	2,396

	Par (000)	Value (000)

Ohio Housing Finance Agency (RB)
Series A (AGM)
5.000%, 04/01/16	$1,590	$1,810
Ohio State Development Assistance, Logistics and
Distribution Programs (RB) Series A
5.000%, 10/01/15	1,850	2,124
Ohio State Higher Educational Facility
Commission (GO)
5.000%, 08/01/19	1,800	2,172
Ohio State Higher Educational Facility
Commission, Case Western Reserve University
Project (RB)
6.250%, 10/01/17	2,000	2,451
Ohio State Higher Educational Facility
Commission, Case Western Reserve University
Project (RB) Series C
5.000%, 12/01/17	595	690
Ohio State Higher Educational Facility
Commission, Kenyon College Project
(RB) (VRDN)
5.050%, 07/01/16	2,250	2,522
Ohio State Higher Educational Facility
Commission, Oberlin College Project (RB)
5.250%, 10/01/14	1,045	1,184
Ohio State Hospital Facility, Cleveland Clinic
Health System Obligated Group (RB) Series B
5.000%, 01/01/17	500	572
5.000%, 01/01/23	2,000	2,159
Ohio State Turnpike Commission
(RB) Series A
5.000%, 02/15/18	1,000	1,176
5.000%, 02/15/19	1,000	1,175
5.000%, 02/15/25	2,525	2,796
Ohio State Turnpike Commission
(RB) Series A (NATL-RE FGIC)
5.500%, 02/15/18	1,000	1,206
Ohio State University (RB) Series A
5.000%, 12/01/15	1,025	1,196
5.000%, 12/01/17	1,000	1,198
Ohio State University (RB) Series D
5.000%, 12/01/25	2,020	2,372
Ohio State Water Development Authority, Fresh
Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,238
5.000%, 12/01/20	2,015	2,463
Ohio State Water Development Authority, Fresh
Water Project (RB) Series B (AGM)
5.500%, 12/01/20	1,835	2,319
Ohio State Water Development Authority, Water
Pollution Control Project (RB) Series A
5.000%, 12/01/17	1,675	2,032
5.000%, 06/01/20	3,055	3,671
Ohio State, Major New State Infrastructure
Project (RB) Series 2008-1
5.750%, 06/15/18	500	614
Olentangy Local School District (GO) (AGM)
5.500%, 12/01/19	35	36
Southwest Licking Local School District
(GO) (NATL-RE FGIC)
5.750%, 12/01/16	400	463

See Notes to Schedules of Investments
79

P N C O h i o I n t e r m e d i a t e T a x E x e m p t B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 ( U n a u d i t e d )

	Par (000)	Value (000)

MUNICIPAL BONDS — continued
Ohio — continued
Upper Arlington City School District
(GO) (AGM)
5.000%, 12/01/15	$2,000	$2,324
Valley View Village Street Improvement
(GO) (AMBAC)
5.550%, 12/01/20	450	460
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,558
Wyoming City School District (GO)
Series B (NATL-RE FGIC)
5.750%, 12/01/15	740	873
5.750%, 12/01/16	800	960
5.750%, 12/01/17	400	486

		88,012

Puerto Rico — 5.6%
Puerto Rico (GO) Series A (AGM SG)
5.500%, 07/01/17	100	113
Puerto Rico Electric Power Authority
(RB) Series CCC
5.000%, 07/01/24	2,500	2,584
Puerto Rico Electric Power Authority
(RB) Series VV
5.500%, 07/01/20	800	899
Puerto Rico Highway & Transportation Authority
(RB) Series Z (NATL-RE)
6.250%, 07/01/14	1,295	1,432
Puerto Rico Infrastructure Financing Authority
(RB) Series C (AMBAC)
5.500%, 07/01/17	160	179

		5,207

Total Municipal Bonds
(Cost $87,111)		93,219

	Number of Shares

AFFILIATED MONEY MARKET FUND — 0.1%
PNC Ohio Municipal Money Market Fund,
Class I†	62,226	62
Total Affiliated Money Market Fund
(Cost $62)		62

TOTAL INVESTMENTS — 99.7%
(Cost $87,173)*		93,281
Other Assets & Liabilities – 0.3%		319
TOTAL NET ASSETS — 100.0%		$93,600

*	Aggregate cost for Federal income tax purposes is (000) $87,174.

Gross unrealized appreciation (000)	$6,116
Gross unrealized depreciation (000)	(9)

Net unrealized appreciation (000)	$6,107

† See Note 2 in Notes to Schedules of Investments.

    Please see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
80

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$62	$ –	$–	$ 62

Municipal Bonds	–	93,219	–	93,219

Total Assets – Investments in Securities	$62	$93,219	$–	$93,281

See Notes to Schedules of Investments
81

P N C P e n n s y l v a n i a I n t e r m e d i a t e M u n i c i p a l B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 93.9%
Pennsylvania — 85.2%
Allegheny County Higher Education Building
Authority, Duquesne University (RB)
5.000%, 03/01/16	$1,175	$1,329
Allegheny County Hospital Development
Authority, University of Pittsburgh Medical
Center Project (RB) Series A
5.000%, 05/15/22	1,375	1,519
Allegheny County Port Authority,
Transportation (RB)
5.000%, 03/01/26	1,000	1,064
Bucks County (GO)
5.125%, 05/01/22	1,255	1,469
Central Dauphin School District (GO) (AGM)
5.000%, 12/01/20	1,000	1,072
Commonwealth of Pennsylvania (GO)
(NATL-RE)
5.375%, 07/01/19	1,000	1,245
Dauphin County (GO)
5.000%, 11/15/20	1,000	1,138
East Stroudsburg Area School District (GO)
Series A (NATL-RE FGIC)
5.750%, 09/01/16	500	594
Franklin County Industrial Development
Authority, Chambersburg Hospital
Project (RB)
5.000%, 07/01/14	1,000	1,080
Gettysburg Municipal Authority (RB)
(NATL-RE) (ETM)
5.375%, 08/15/13	1,000	1,098
Hempfield Township Municipal
Authority (RB) (AGM)
5.000%, 09/01/16	1,550	1,751
Montgomery County Higher Education & Health
Authority, Arcadia University (RB)
5.250%, 04/01/23	1,000	1,038
Northampton County General
Purpose Authority (RB)
5.250%, 10/01/15	1,000	1,164
Parkland School District (GO) (NATL-RE FGIC)
5.375%, 09/01/14	1,000	1,128
Pennsylvania Higher Educational Facilties
Authority, Thomas Jefferson University (RB)
5.000%, 03/01/24	1,065	1,167
Pennsylvania Higher Educational Facilties
Authority, University of Pennsylvania
Health Systems (RB)
5.250%, 08/15/25	1,250	1,337
Pennsylvania Intergovernmental Cooperation
Authority, City of Philadelphia Funding
Program (STRB)
5.000%, 06/15/18	1,050	1,255
Pennsylvania Turnpike Commission (RB)
Series A (AGM)
5.250%, 07/15/22	1,000	1,182
Philadelphia Parking Authority,
Airport Parking (RB)
5.000%, 09/01/19	285	317
Pittsburgh (GO) Series B (AGM)
5.250%, 09/01/15	1,000	1,130

	Par (000)	Value (000)

Pittsburgh Public Schools (GO) Series A (AGM)
5.000%, 09/01/20	$1,000	$1,154
Union County Higher Educational Facilities
Financing Authority, Bucknell University (RB)
5.000%, 04/01/14	500	553
University of Pittsburgh, Capital Project (RB)
Series B
5.000%, 09/15/18	1,000	1,209

		25,993

Puerto Rico — 8.7%
Puerto Rico Electric Power Authority (RB)
Series ZZ
5.250%, 07/01/19	1,035	1,150
Puerto Rico Infrastructure Financing Authority
(RB) Series C (AMBAC)
5.500%, 07/01/17	1,340	1,498

		2,648
Total Municipal Bonds
(Cost $27,141)		28,641

	Number of Shares
AFFILIATED MONEY MARKET FUND —1.0%
PNC Pennsylvania Tax-Exempt Money Market
Fund, Class I†	296,015	296
Total Affiliated Money Market Fund
(Cost $296)		296
TOTAL INVESTMENTS — 94.9%
(Cost $27,437)*		28,937
Other Assets & Liabilities – 5.1%		1,557
TOTAL NET ASSETS — 100.0%		$30,494

*	Aggregate cost for Federal income tax purposes is (000) $27,439.

Gross unrealized appreciation (000)	$1,498
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$1,498

†	See Note 2 in Notes to Schedules of Investments.

Please	see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
82

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$296	$ –	$–	$ 296

Municipal Bonds	–	28,641	–	28,641

Total Assets – Investments in Securities	$296	$28,641	$–	$28,937

See Notes to Schedules of Investments	83

P N C Ta x E x e m p t L i m i t e d M a t u r i t y B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 ( U na u d i t e d )

	Par (000)	Value (000)

MUNICIPAL BONDS — 97.2%
Alaska — 1.0%
Borough of North Slope (GO) Series A
5.000%, 06/30/13	$1,250	$1,352

Arizona — 4.5%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,840
Arizona School Facilities Board (RB) Series A
(AMBAC)
5.250%, 07/01/13	1,000	1,043
Arizona State (RB) Series A (AGM)
4.000%, 07/01/13	2,000	2,097
Arizona Transportation Board (RB)
5.250%, 07/01/13	1,000	1,004

		5,984

California — 4.9%
California Department of Water Resources, Power
Supply (RB) Series L
5.000%, 05/01/12	2,550	2,629
California Statewide Communities Development
Authority, State of California Proposition 1A
Receivables Program (RB)
5.000%, 06/15/13	1,000	1,073
Los Angeles Unified School District (GO)
Series A (NATL-RE)
5.250%, 07/01/12	2,745	2,856

		6,558

Delaware — 1.0%
New Castle County (GO) Series A
5.000%, 07/15/14	1,130	1,274

District of Columbia — 2.3%
District of Columbia (RB) Series B
5.000%, 12/01/12	1,075	1,137
District of Columbia, Catholic
University of America (RB)
5.000%, 10/01/16	1,760	1,957

		3,094

Florida — 4.0%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	1,800	2,021
5.000%, 06/01/14	1,000	1,066
Tampa Bay Regional Water (RB) Series B
5.000%, 10/01/18	1,875	2,241

		5,328

Georgia — 0.8%
DeKalb Private Hospital Authority,
Children’s Healthcare (RB)
5.000%, 11/15/14	1,000	1,119

Illinois — 3.1%
Illinois Finance Authority, The Art Institute of
Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,176

	Par (000)	Value (000)
Illinois State (RB)
5.375%, 06/15/13	$1,000	$1,004
5.000%, 06/15/13	1,750	1,883

		4,063

Indiana — 1.9%
Indiana Finance Authority (RB) Series A
5.250%, 02/01/17	2,100	2,523

Iowa — 1.8%
Iowa Finance Authority, Genesis
Health Systems (RB)
5.000%, 07/01/13	2,250	2,399

Kansas — 0.8%
Olathe City, Oalthe Medical Center (RB)
Series A (VRDN)
4.125%, 03/13/13	1,000	1,013

Maryland — 4.0%
Frederick County, Urbana Community
Development Authority (STRB) Series A
3.000%, 07/01/12	750	762
3.000%, 07/01/13	580	594
Maryland State (GO) Second Series
5.000%, 08/01/15	1,395	1,635
University System of Maryland (RB) Series A
5.000%, 04/01/13	980	1,007
University System of Maryland, Prerefunded
4/01/12 @ 100 (RB) Series A
5.000%, 04/01/12	1,270	1,305

		5,303

Massachusetts — 4.1%
Massachusetts Consolidated Loan (GO) Series C
5.000%, 12/01/15	2,000	2,350
Massachusetts Development Finance Agency,
Partners Health Care (RB) Series K-6
5.000%, 07/01/17	1,500	1,732
Massachusetts Health & Educational Facilities
Authority, Simmons College, Prerefunded
10/01/13 @100 (RB) Series F (FGIC)
5.000%, 10/01/13	1,295	1,420

		5,502

Michigan — 4.7%
Michigan Municipal Bond Authority (RB)
5.375%, 10/01/19	830	871
Michigan Municipal Bond Authority, Clean Water
Pooled Project (RB)
5.000%, 10/01/17	1,025	1,230
Michigan State (GO)
5.500%, 12/01/15	1,000	1,169
Michigan State Environmental Program (GO)
Series A
5.000%, 05/01/17	1,000	1,163
Woodhaven-Brownstown School District,
Prerefunded 5/01/12 @ 100 (GO) (Q-SBLF)
5.375%, 05/01/12	1,710	1,768

		6,201

See Notes to Schedules of Investments
84

	Par (000)	Value (000)

Missouri — 1.0%
Missouri Highway & Transportation Commission (RB)
5.000%, 05/01/16	$1,100	$1,299

Nevada — 5.0%
Clark County School District (GO)
Series A (AGM)
5.000%, 06/15/14	1,650	1,823
Clark County, Motor Vehicle Fuel Tax (RB)
(AMBAC)
5.000%, 07/01/17	1,805	2,095
Henderson, Catholic Healthcare
West (RB) Series B
5.000%, 07/01/13	1,500	1,595
5.000%, 07/01/15	500	555
Nevada, University System (GO) Series G
(NATL-RE)
5.000%, 08/01/16	500	574

		6,642

New Mexico — 1.5%
New Mexico State (RB) Series D
5.000%, 07/01/15	1,725	2,005

New York — 6.4%
Erie County (GO) Series A (NATL-RE)
5.000%, 12/01/14	1,000	1,098
Long Island Power Authority, Electric System
(RB) Series A
5.000%, 04/01/19	1,385	1,616
Monroe County (GO) (AMBAC)
5.000%, 06/01/14	2,500	2,755
Nassau County Interim Finance
Authority (RB) Series A
5.000%, 11/15/13	1,000	1,098
New York City Transitional Finance Authority
(RB) Sub-Series A-2
5.000%, 11/01/16	1,250	1,434
New York State Environmental Facilities,
New York City Municipal Water
Project (RB) Series K
5.500%, 06/15/13	520	567

		8,568

North Carolina — 6.2%
Charlotte-Mecklenburg Hospital Authority,
Carolinas Healthcare System, Prerefunded
1/15/15 @ 100 (RB) Series A
5.000%, 01/15/15	1,500	1,726
Forsyth County (GO) Series B
5.000%, 04/01/16	1,350	1,594
5.000%, 04/01/19	1,000	1,221
North Carolina (GO)
5.000%, 05/01/14	1,000	1,078
North Carolina (GO) Series B
5.000%, 04/01/13	1,500	1,611
North Carolina Medical Care Commission,
Caromont Health (RB) (AGM)
5.000%, 02/15/14	1,000	1,082

		8,312

	Par (000)	Value (000)

Ohio — 2.5%
Lorain County, Catholic Healthcare
Project (RB) Series A
5.625%, 10/01/15	$1,000	$1,013
Ohio State Water Development Authority, Fresh
Water Project (RB) Series A
5.000%, 06/01/12	1,145	1,185
Ohio State Water Development Authority, Water
Quality Project (RB)
5.000%, 12/01/13	1,000	1,101

		3,299

Oregon — 1.1%
Linn & Benton Counties School District No. 8J
Greater Albany (GO) (NATL-RE)
5.000%, 06/15/14	1,275	1,429

Pennsylvania — 8.3%
Commonwealth of Pennsylvania (GO) Series 4
5.000%, 07/01/14	1,800	2,027
Commonwealth of Pennsylvania (GO) Series A-3
5.000%, 07/15/18	1,695	2,057
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,176
Montgomery County Higher Education & Health
Authority, Abington Memorial
Hospital (RB) Series A
5.000%, 06/01/15	1,000	1,108
Pennsylvania Higher Educational Facilties
Authority, University of Pennsylvania Health
Systems (RB) Series A (AMBAC)
5.000%, 08/15/19	1,000	1,091
Philadelphia (RB) Series A (AMBAC)
5.000%, 08/01/13	670	725
Philadelphia Parking Authority,
Airport Parking (RB)
5.000%, 09/01/12	1,000	1,037
Pittsburgh Public Schools (GO) Series B (AGM)
5.000%, 09/01/16	1,635	1,877

		11,098

South Carolina — 1.2%
South Carolina State Public Service Authority
(RB) Series A (AGM)
5.000%, 01/01/13	1,460	1,549

South Dakota — 0.8%
South Dakota Health & Educational Facilities
Authority, Regional Health (RB)
5.000%, 09/01/15	1,000	1,120

Tennessee — 2.7%
Memphis (RB)
5.000%, 12/01/14	3,115	3,545

Texas — 12.5%
Dallas Independent School
District (GO) (PSF-GTD)
5.000%, 02/15/18	2,500	3,020
Frisco (GO) (NATL-RE)
5.000%, 02/15/16	1,685	1,964

See Notes to Schedules of Investments
85

P N C Ta x E x e m p t L i m i t e d M a t u r i t y B o n d F u n d
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Par (000)	Value (000)

Texas — continued
Harris County Cultural Education Facilities
Finance, Methodist Hospital System (RB)
5.000%, 06/01/14	$2,500	$2,758
Houston (RB) Series B
5.000%, 09/01/18	2,140	2,354
Houston Health Facilities Development,
Buckingham Senior Living Community, Inc.
Project, Prerefunded 2/15/14 @ 101
(RB) Series A
7.125%, 02/15/14	1,000	1,168
Texas (GO) Series A
5.000%, 10/01/17	500	607
Texas (GO) Series B
5.000%, 04/01/17	3,025	3,632
Texas Transportation Commission (RB)
5.000%, 04/01/13	1,000	1,072

		16,575

Utah — 0.9%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,216

Virginia — 2.9%
Commonwealth of Virginia (GO)
Series A
5.000%, 06/01/13	2,000	2,163
Tobacco Settlement Financing,
Prerefunded 6/01/15 @ 100 (RB)
5.625%, 06/01/15	1,425	1,682

		3,845

Washington — 2.7%
Washington (GO)
Series 2011-A
5.000%, 01/01/15	1,000	1,145
5.000%, 01/01/18	2,000	2,403

		3,548

Puerto Rico — 2.6%
Puerto Rico Electric Power
Authority (RB) Series KK (NATL-RE)
5.500%, 07/01/16	1,000	1,127
Puerto Rico Electric Power
Authority (RB) Series TT
5.000%, 07/01/17	1,125	1,242
Puerto Rico Highway & Transportation
Authority (RB) Series Y
6.250%, 07/01/13	1,000	1,085

		3,454
Total Municipal Bonds
(Cost $125,307)		129,217

	Number of Shares	Value (000)

AFFILIATED MONEY MARKET FUND —1.9%
PNC Tax Exempt Money Market Fund,
Class I†	2,554,145	$2,554
Total Affiliated Money Market Fund
(Cost $2,554)		2,554

TOTAL INVESTMENTS — 99.1%
(Cost $127,861)*		131,771
Other Assets & Liabilities – 0.9%		1,131
TOTAL NET ASSETS — 100.0%		$132,902

*	Aggregate cost for Federal income tax purposes is (000) $127,861.

Gross unrealized appreciation (000)	$3,938
Gross unrealized depreciation (000)	(28)

Net unrealized appreciation (000)	$3,910

†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
86

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$2,554	$–	$–	$2,554
Municipal Bonds	–	129,217	–	129,217

Total Assets – Investments in
Securities	$2,554	$129,217	$–	$131,771

See Notes to Schedules of Investments
87

PNC Government Money Market Fund
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 52.3%
Federal Farm Credit Bank — 8.1%
Federal Farm Credit Bank
0.950%, 02/10/12	$5,550	$5,569
Federal Farm Credit Bank (DN)
0.110%, 12/23/11	10,000	9,997
0.190%, 05/02/12	25,000	24,969
Federal Farm Credit Bank (FRN)
0.247%, 09/15/11	10,000	10,000
0.200%, 06/04/12	10,000	10,000
0.142%, 06/19/12	15,000	15,000
0.115%, 07/27/12	7,000	7,000
0.411%, 08/27/12	5,800	5,815
0.221%, 08/28/12	6,800	6,803

		95,153

Federal Home Loan Bank — 22.0%
Federal Home Loan Bank
0.330%, 09/01/11	5,000	5,000
4.875%, 11/18/11	5,350	5,403
0.750%, 11/21/11	12,000	12,014
0.300%, 11/23/11	10,000	9,999
1.125%, 12/09/11	8,865	8,886
1.000%, 12/28/11	5,000	5,013
0.090%, 01/23/12	10,000	10,000
2.250%, 04/13/12	10,000	10,128
Federal Home Loan Bank (DN)
0.097%, 09/02/11	7,100	7,100
0.130%, 09/27/11	10,000	9,999
0.230%, 10/28/11	10,900	10,896
0.136%, 12/02/11	19,000	18,993
0.150%, 05/16/12	10,000	9,989
0.231%, 08/03/12	11,000	10,976
Federal Home Loan Bank (FRN)
0.280%, 10/20/11	11,000	11,000
0.132%, 10/27/11	6,000	6,000
0.290%, 12/16/11	20,000	20,000
0.160%, 01/13/12	15,000	15,003
0.180%, 01/19/12	15,000	15,001
0.180%, 01/24/12	23,400	23,403
0.209%, 02/28/12	10,000	10,000
0.130%, 06/22/12	15,000	15,000
0.135%, 07/02/12	10,000	10,000

		259,803
Federal Home Loan Mortgage Corporation — 10.3%
Federal Home Loan Mortgage Corporation
2.125%, 03/23/12	12,000	12,126
Federal Home Loan Mortgage Corporation (DN)
0.160%, 10/05/11	10,000	9,998
0.260%, 10/18/11	10,000	9,997
0.095%, 10/31/11	10,000	9,998
0.230%, 12/01/11	15,000	14,991
Federal Home Loan Mortgage Corporation (FRN)
0.128%, 01/11/12	16,000	15,997
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.220%, 09/01/11	3,850	3,851
0.172%, 09/19/11	9,860	9,860
0.189%, 09/26/11	34,810	34,810

		121,628

	Par (000)	Value (000)
Federal National Mortgage Association — 11.9%
Federal National Mortgage Association
1.000%, 11/23/11	$10,000	$10,021
1.125%, 07/30/12	10,400	10,479
Federal National Mortgage Association (DN)
0.110%, 09/06/11	10,000	10,000
0.245%, 09/12/11	25,000	24,998
0.260%, 09/26/11	14,000	13,997
0.160%, 10/05/11	10,000	9,999
0.150%, 10/19/11	6,700	6,699
0.130%, 12/19/11	15,000	14,994
0.060%, 01/11/12	15,000	14,997
0.070%, 01/25/12	15,000	14,996
Federal National Mortgage Association (FRN)
0.209%, 09/26/11	4,700	4,701
0.235%, 09/23/12	5,000	5,003

		140,884
Total U.S. Government Agency Obligations
(Cost $617,468)		617,468
U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bills† — 2.4%
0.230%, 02/09/12	8,000	7,991
0.024%, 10/13/11	10,000	10,000
0.280%, 12/15/11	10,000	9,992

		27,983

U.S. Treasury Notes — 1.8%
1.125%, 12/15/11	10,000	10,024
1.000%, 03/31/12	12,000	12,049

		22,073
Total U.S. Treasury Obligations (Cost $50,056)		50,056

	Number of Shares

MONEY MARKET FUND — 4.1%
AIM Government & Agency Portfolio	48,000,000	48,000
Total Money Market Fund
(Cost $48,000)		48,000
AFFILIATED MONEY MARKET FUND — 1.3%
PNC Advantage Institutional Government Money Market Fund, Institutional Class††	15,002,006	15,002
Total Affiliated Money Market Fund (Cost $15,002)		15,002

See Notes to Schedules of Investments
88

	Par (000)	Value (000)

REPURCHASE AGREEMENTS — 38.2%
Deutsche Bank Securities

0.060% (dated 08/31/11, due 09/01/11, repurchase $57,000,095, collaterized by Federal Farm Credit Bank Discount Note, Federal Home Loan Bank Bond and Federal National Mortgage Association Bond, 0.000% to 3.375%, due 05/17/12 to 02/27/13, total value $58,140,736)	$57,000	$57,000

0.070% (dated 08/31/11, due 09/01/11, repurchase price $80,000,156, collateralized by Government National Mortgage Association Bonds, 4.500%, due 03/15/41 to 04/15/41, total value $81,600,001)	80,000	80,000

Goldman Sachs

0.050% (dated 08/31/11, due 09/01/11, repurchase price $72,000,100, collateralized by Federal National Mortgage Association Bonds, 5.000% to 6.000%, due 12/31/36 to 11/01/38, total value $73,440,000)	72,000	72,000

Goldman Sachs (TLGP)

0.060% (dated 08/31/11, due 09/01/11, repurchase price $69,000,115, collateralized by Banco Bilbao Vizcaya Argentaria Puerto Rico (FDIC), Bank of The West San Francisco California (FDIC), Citibank NA (FDIC) (TLGP), Citigroup Funding (FDIC) (TLGP), Citigroup Funding Medium Term Notes (FDIC), Citigroup (FDIC) (TLGP), General Electric Capital (FDIC), GMAC (FDIC) (TLGP), GMAC LLC (FDIC), HSBC USA (FDIC), JPMorgan Chase (FDIC) (TLGP), Metlife (FDIC) (TLGP), Morgan Stanley (FDIC) (TLGP), Sovereign Bank (FDIC) (TLGP), Suntrust Bank Medium Term Notes (FDIC), Wells Fargo (FDIC) (TLGP), 0.2919% to 3.250%, due 11/16/11 to 12/28/12, total value $70,380,000)

	69,000	69,000

Merrill Lynch Pierce Fenner and Smith

0.060% (dated 08/31/11, due 09/01/11, repurchase price $49,000,082, collateralized by Federal Farm Credit Bank Bonds, Federal Home Loan Bank Bond, Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 0.131% to 4.100%, due 09/24/12 to 10/25/30, total value $49,980,354)	49,000	49,000

RBS Securities, Inc.

0.060% (dated 08/31/11, due 09/01/11, repurchase price $54,000,090, collateralized by U.S. Treasury Notes, 1.875% to 3.500%, due 05/31/13 to 08/31/17, total value $55,080,415)	54,000	54,000

	Par (000)	Value (000)

UBS Securities LLC 0.070% (dated 08/31/11, due 09/01/11, repurchase price $69,730,136, collaterized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.599% to 16.000%, due 09/01/11 to 11/01/42, total value $71,124,600)	$69,730	$69,730
Total Repurchase Agreements (Cost $450,730)		450,730
TOTAL INVESTMENTS — 100.1% (Cost $1,181,256)*		1,181,256
Other Assets & Liabilities – (0.1)%		(990)
TOTAL NET ASSETS — 100.0%		$1,180,266

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††See	Note 3 in Notes to Financial Statements.

Please see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
89

P N C G o v e r n m e n t M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$15,002	$–	$–	$15,002
Money Market Fund	48,000	–	–	48,000
Repurchase Agreements	–	450,730	–	450,730
U.S. Government Agency Obligations	–	617,468	–	617,468
U.S. Treasury Obligations	–	50,056	–	50,056

Total Assets – Investments in Securities	$63,002	$1,118,254	$–	$1,181,256

See Notes to Schedules of Investments
90

P N C M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1 , 2 0 1 1 ( U n a u d i t e d )

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 0.3%
Automotive — 0.3%
Hyundai Auto Lease Securitization Trust,
Series 2011-A, Cl A1
0.307%, 08/15/12 144A	$5,000	$5,000
Hyundai Auto Receivables Trust,
Series 2011-B, Cl A1
0.248%, 05/15/12	1,726	1,726

		6,726
Total Asset Backed Securities (Cost $6,726)		6,726

BANK NOTE — 1.9%
Banks — 1.9%
Goldman Sachs Promissory Note 0.260%, 11/01/11 (A)	36,000	36,000
Total Bank Note (Cost $36,000)		36,000

CERTIFICATES OF DEPOSIT — 3.7%
Domestic — 0.3%
Branch Banking & Trust 0.210%, 10/07/11	5,000	5,000

Yankee — 3.4%
Bank of Montreal CHI
0.200%, 11/04/11	12,000	12,000
Credit Suisse NY
0.240%, 10/25/11	3,700	3,700
DnB NOR ASA NY
0.210%, 09/08/11	4,500	4,500
Svenska Handelsbanken NY
0.200%, 10/06/11	8,000	8,000
0.205%, 10/20/11	12,000	12,000
0.235%, 11/04/11	15,000	15,000
Westpac Banking NY
0.350%, 02/13/12	9,500	9,500

		64,700
Total Certificates of Deposit (Cost $69,700)		69,700

ASSET BACKED COMMERCIAL PAPER — 10.1%

Financial Services — 10.1%
Alpine Securitization
0.180%, 09/19/11	10,000	9,999
0.180%, 09/22/11	8,500	8,499
Fairway Finance LLC
0.140%, 09/12/11	10,000	10,000
Falcon Asset Securitization LLC
0.140%, 09/09/11	15,000	14,999
FCAR Owner Trust
0.190%, 09/23/11	18,500	18,498
Jupiter Securitization LLC
0.160%, 10/03/11	10,000	9,999
0.180%, 10/13/11	19,800	19,796
Liberty Street Funding LLC
0.140%, 09/16/11	19,000	18,999
Old Line Funding LLC
0.180%, 10/18/11	28,500	28,493
Straight-A Funding LLC
0.150%, 10/18/11	31,000	30,994

	Par (000)	Value (000)
Variable Funding Capital LLC
0.150%, 09/20/11	$10,500	$10,499
0.180%, 10/07/11	10,000	9,998
Total Asset Backed Commercial Paper (Cost $190,773)		190,773

COMMERCIAL PAPER† — 38.7%
Banks — 23.8%
Australia & New Zealand Banking Group
0.165%, 09/02/11	18,500	18,500
0.260%, 01/10/12	18,000	17,983
Bank of Montreal
0.170%, 10/11/11	15,000	14,997
0.250%, 01/09/12	13,700	13,688
Bank of Nova Scotia
0.150%, 09/12/11	13,900	13,899
Barclays US Funding
0.100%, 09/02/11	12,000	12,000
0.160%, 09/14/11	14,000	13,999
0.160%, 09/26/11	10,000	9,999
Canadian Imperial Holding
0.120%, 09/06/11	15,000	15,000
Commonwealth Bank of Australia
0.300%, 01/17/12	3,250	3,246
0.330%, 02/13/12	18,000	17,973
Credit Suisse
0.200%, 09/27/11	4,000	3,999
0.250%, 09/27/11	5,120	5,119
0.210%, 10/05/11	8,600	8,598
Credit Suisse NY
0.180%, 09/27/11	16,000	15,998
DnB NOR ASA
0.180%, 09/20/11	4,895	4,894
0.170%, 10/05/11	8,000	7,999
0.265%, 10/11/11	18,000	17,995
0.220%, 10/28/11	2,000	1,999
HSBC USA
0.170%, 09/08/11	10,000	10,000
0.160%, 10/31/11	8,000	7,998
0.190%, 11/23/11	19,000	18,992
JPMorgan Chase
0.070%, 09/01/11	3,400	3,400
National Australia Funding Delaware
0.160%, 09/06/11	12,000	12,000
0.130%, 09/16/11	6,000	6,000
0.170%, 09/26/11	3,350	3,350
0.200%, 10/06/11	10,000	9,998
0.230%, 12/09/11	5,990	5,986
Nordea North America
0.190%, 10/18/11	22,200	22,194
0.300%, 11/29/11	10,000	9,993
Rabobank USA Financial
0.170%, 10/06/11	5,910	5,909
0.250%, 11/07/11	19,000	18,991
0.240%, 11/21/11	12,000	11,993
Royal Bank of Canada
0.300%, 09/07/11	10,000	9,999
0.220%, 01/09/12	18,000	17,986
Toronto Dominion Holdings USA
0.135%, 09/22/11	12,000	11,999
0.160%, 10/24/11	10,000	9,998
0.250%, 12/12/11	4,000	3,997

See Notes to Schedules of Investments
91

PNC Money Market Fund
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Par (000)	Value (000)

COMMERCIAL PAPER† — continued
Banks — continued
UOB Funding LLC
0.220%, 10/17/11	$18,000	$17,995
Westpac Banking
0.230%, 10/06/11	15,000	14,997

		451,660

Consumer Staples — 0.9%
Procter & Gamble 0.180%, 10/25/11	18,000	17,995

Financial Services — 6.3%
American Honda Finance
0.170%, 09/02/11	5,500	5,500
0.160%, 09/21/11	14,000	13,999
0.160%, 10/19/11	12,000	11,997
0.160%, 10/20/11	6,000	5,999
General Electric Capital
0.120%, 09/27/11	18,000	17,998
PACCAR Financial
0.180%, 09/01/11	6,395	6,395
0.140%, 10/14/11	5,500	5,499
0.200%, 11/08/11	19,000	18,993
Toyota Motor Credit
0.190%, 10/13/11	16,000	15,997
0.230%, 11/07/11	13,000	12,994
0.200%, 11/29/11	5,000	4,998

		120,369

Food, Beverage & Tobacco — 2.1%
Coca-Cola
0.155%, 09/21/11	19,000	18,998
0.130%, 11/01/11	10,000	9,998
Sysco
0.140%, 09/23/11	10,000	9,999

		38,995

Healthcare — 2.3%
Catholic Health Initiatives
0.240%, 09/29/11	15,750	15,750
0.290%, 10/04/11	11,250	11,250
0.200%, 11/17/11	6,000	6,000
Sanofi Aventis LLC
0.170%, 10/17/11	10,000	9,998

		42,998

Insurance — 0.8%
Metlife Funding
0.110%, 09/08/11	15,000	15,000

Sovereign Agency — 2.1%
European Investment Bank (United Kingdom)
0.160%, 09/30/11	18,000	17,998
0.160%, 10/12/11	9,000	8,998
Kreditanstalt Fur Wiederaufbau
International Finance (Germany) 0.130%, 10/07/11	12,000	11,998

		38,994

	Par (000)	Value (000)

Transportation — 0.4%
Netjets 0.130%, 10/03/11	$8,535	$8,534
Total Commercial Paper (Cost $734,545)		734,545

CORPORATE BOND — 0.3%
Banks — 0.3%
Westpac Banking (FRN) (MTN) 0.323%, 01/27/12 144A	5,000	5,000
Total Corporate Bond (Cost $5,000)		5,000

FUNDING AGREEMENT — 1.0%
New York Life Funding Agreement (FRN) 0.265%, 06/15/12 (A)	19,000	19,000
Total Funding Agreement (Cost $19,000)		19,000

MUNICIPAL SECURITIES — 14.0%

Connecticut — 1.7%
Connecticut Health & Educational Facility Authority, Yale University (RB) Series U (VRDN) 0.110%, 09/07/11	32,540	32,540

Massachusetts — 0.5%
Massachusetts Health & Educational Facilities Authority, Harvard University (RB) Series Y (VRDN) 0.130%, 09/07/11	9,030	9,030

Mississippi — 1.5%
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series C (VRDN)
0.140%, 09/07/11	9,000	9,000
0.070%, 09/01/11	9,180	9,180
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series E (VRDN) 0.060%, 09/01/11	9,600	9,600

		27,780

New York — 0.9%
Columbia University (TECP)
0.151%, 10/17/11	18,000	17,996

North Carolina — 1.0%
University of North Carolina at Chapel Hill (RB) Series C (VRDN) 0.100%, 09/07/11	18,585	18,585

Ohio — 3.0%
Ohio State Common Schools (GO) Series A (VRDN) 0.150%, 09/07/11	23,680	23,680
Ohio State Common Schools (GO) Series B (VRDN) 0.150%, 09/07/11	5,360	5,360
Ohio State University General Receipts (RB) Series B (VRDN)

See Notes to Schedules of Investments
92

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued

Ohio — continued
0.150%, 09/07/11	$8,000	$8,000
0.130%, 09/07/11	19,380	19,380

		56,420

Rhode Island — 0.0%
Rhode Island Health & Educational Building,
Brown University (RB) Series B (VRDN)
0.170%, 09/07/11	150	150
0.160%, 09/07/11	600	600

		750

Texas — 3.7%
Lower Neches Valley Authority Industrial
Development, ExxonMobil Project (RB)
Series A (VRDN)
0.050%, 09/01/11	30,300	30,300
Red River Education Financing Corporation,
Texas Chrisitan University Project (RB)
(VRDN)
0.150%, 09/07/11	9,600	9,600
Red River Education Financing Corporation,
Texas Christian University Project (RB)
(VRDN)
0.160%, 09/07/11	16,000	16,000
University of Texas System (RB) Series B (VRDN)
0.090%, 09/07/11	15,000	15,000

		70,900

Virginia — 1.3%
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series B (VRDN)
0.110%, 09/07/11	10,800	10,800
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN)
0.130%, 09/01/11	13,400	13,400

		24,200

Wyoming — 0.4%
Uinta County, Chevron USA Inc.
Project (RB) (VRDN)
0.070%, 09/01/11	7,500	7,500

Total Municipal Securities (Cost $265,701)		265,701

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.3%
Federal Home Loan Bank — 2.9%
Federal Home Loan Bank (FRN)
0.280%, 10/20/11	20,000	20,000
0.290%, 12/16/11	25,000	25,000
0.180%, 01/24/12	10,000	10,004

		55,004

	Par (000)	Value (000)

Federal National Mortgage Association — 0.4%
Federal National Mortgage Association (DN)
0.150%, 10/19/11	$8,000	$7,998
Total U.S. Government Agency Obligations (Cost $63,002)		63,002

U.S. TREASURY OBLIGATIONS — 6.5%

U.S. Treasury Bills† — 3.2%
0.280%, 12/15/11	60,000	59,952
U.S. Treasury Notes — 3.3%
1.125%, 12/15/11	15,000	15,036
1.000%, 12/31/11	15,000	15,035
1.000%, 03/31/12	18,000	18,073
0.750%, 11/30/11	15,000	15,018

		63,162
Total U.S. Treasury Obligations (Cost $123,114)		123,114

	Number of Shares

AFFILIATED MONEY MARKET FUND — 2.6%
PNC Advantage Institutional Money Market
Fund, Institutional Class††	50,059,981	50,060
Total Affiliated Money Market Fund (Cost $50,060)		50,060

	Par (000)

REPURCHASE AGREEMENTS — 17.3%

Deutsche Bank Securities

0.060% (dated 08/31/11, due 09/01/11,repurchase price $40,000,067, collateralized by Federal Home Loan Bank Bond and Federal National Mortgage Association Discount Note, 0.000% to 5.375%, due 07/02/12 to 09/30/22, total value $40,800,175)	$40,000	40,000

0.070% (dated 08/31/11, due 09/01/11,repurchase price $51,077,099, collateralized by Government National Mortgage Association Bond, 4.500%, due 03/15/41, total value $52,098,541)	51,077	51,077
Goldman Sachs

0.050% (dated 08/31/11, due 09/01/11, repurchase price $48,000,067, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.500% to 6.000%, due 05/01/23 to 10/01/39, total value $48,960,033)	48,000	48,000

See Notes to Schedules of Investments
93

PNC Money Market Fund
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Par (000)	Value (000)
Goldman Sachs (TLGP) 0.060% (dated 08/31/11, due 09/01/11, repurchase price $52,000,087, collateralized by General Electric Capital (FDIC) and JPMorgan Chase (FDIC) (TLGP), 2.000% to 2.125%, due 09/28/12 to 12/26/12, total value $53,040,000)	$52,000	$52,000
Merrill Lynch Pierce Fenner and Smith 0.060% (dated 08/31/11, due 09/01/11, repurchase price $34,000,057, collateralized by Federal Farm Credit Bank Discount Note, Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 0.000% to 4.125%, due 12/21/11 to 04/15/14, total value $34,680,134)	34,000	34,000
RBS Securities, Inc. 0.060% (dated 08/31/11, due 09/01/11, repurchase price $43,000,072, collateralized by U.S. Treasury Note, 3.500%, due 05/31/13, total value $43,862,164)	43,000	43,000
UBS Securities LLC 0.070% (dated 08/31/11, due 09/01/11, repurchase price $60,000,117, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.565% to 7.000%, due 10/01/13 to 08/01/41, total value $61,200,000)	60,000	60,000
Total Repurchase Agreements (Cost $328,077)		328,077
TOTAL INVESTMENTS — 99.7% (Cost $1,891,698)*		1,891,698
Other Assets & Liabilities – 0.3%		5,506
TOTAL NET ASSETS — 100.0%		$1,897,204

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 2 in Notes to Schedules of Investments.
(A)	Illiquid Security. Total value of illiquid securities is $55,000 (000) and represents 2.9% of net assets as of August 31, 2011.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $10,000 (000) and represents 0.5% of net assets as of August 31, 2011.

Please	see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
94

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$50,060	$ –	$–	$50,060
Asset Backed Commercial Paper	–	190,773	–	190,773
Asset Backed Securities	–	6,726	–	6,726
Bank Note	–	36,000	–	36,000
Certificates of Deposit	–	69,700	–	69,700
Commercial Paper	–	734,545	–	734,545
Corporate Bond	–	5,000	–	5,000
Funding Agreement	–	19,000	–	19,000
Municipal Securities	–	265,701	–	265,701
Repurchase Agreements	–	328,077	–	328,077
U.S. Government Agency Obligations	–	63,002	–	63,002
U.S. Treasury Obligations	–	123,114	–	123,114

Total Assets – Investments in Securities	$50,060	$1,841,638	$–	$1,891,698

See Notes to Schedules of Investments
95

PNC Ohio Municipal Money Market Fund
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.7%
Ohio – 99.7%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series A (LOC - Bank of America) (VRDN) 0.140%, 09/01/11	$14,000	$14,000
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B (LOC - JP Morgan Chase) (VRDN) 0.130%, 09/01/11	12,600	12,600
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Bank of Nova Scotia) (VRDN) 0.060%, 09/01/11	20,000	19,999
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Art Project (RB) Series D (SBPA - JP Morgan) (VRDN) 0.170%, 09/07/11	6,300	6,300
Columbus (GO) Series 1 (SBPA - JP Morgan) (VRDN) 0.170%, 09/07/17	580	580
Columbus City School District (BAN) (GO) 2.000%, 12/01/11	4,670	4,688
Cuyahoga County, Cleveland Clinic (RB) Sub-Series B-3 (SBPA - US Bank NA) (VRDN) 0.130%, 09/01/11	4,895	4,895
Cuyahoga Falls (BAN) (GO) 1.250%, 12/08/11	3,380	3,384
Dublin School District (BAN) (GO) 1.000%, 12/08/11	1,825	1,827
Fairfield Township (BAN) (GO) (DD) 1.625%, 06/07/12	2,000	2,013
Franklin County (GO) 5.000%, 12/01/11	4,740	4,797
Franklin County Hospital Improvement, Nationwide Hospital Project (RB) Series B (VRDN) 0.180%, 09/07/11	8,600	8,600
Franklin County, Holy Cross Health Systems (RB) (VRDN) 0.160%, 09/07/11	9,500	9,500
Franklin County, Ohio Health Project (RB) Series B (SBPA - Barclays Bank PLC) (VRDN) 0.130%, 09/07/11	8,600	8,600
Lake County 1.000%, 08/02/12	2,850	2,858
Logan County (BAN) (GO) 1.500%, 11/09/11	3,400	3,403
Mason City School District (BAN) (GO) 2.000%, 02/01/12	2,600	2,616
Montgomery County, Catholic Health Initiatives (RB) Series B-1 (SBPA - Bank of New York) (VRDN) 0.160%, 09/07/11	9,400	9,400
Montgomery County, Miami Valley Hospital (RB) Series B (SBPA - Barclays Bank PLC) (VRDN) 0.080%, 09/01/11	6,000	6,000
Montgomery County, Miami Valley Hospital (RB) Series B (SBPA - JP Morgan) (VRDN) 0.090%, 09/01/11	3,400	3,400

	Par (000)	Value (000)

Ohio State (GO) Series A (VRDN) 0.130%, 09/07/11	$3,100	$3,100
Ohio State (GO) Series B (VRDN) 0.130%, 09/07/11	1,050	1,050
0.150%, 09/07/11	3,000	3,000
Ohio State (GO) Series C (VRDN) 0.130%, 09/07/11	1,975	1,975
Ohio State Higher Educational Facility Commission (TECP) Series B-5 (VRDO) 0.330%, 09/13/11	5,000	5,000
Ohio State Higher Educational Facility Commission, Case Western Reserve University 2002 Project (RB) Series A (SBPA - Landesbank Hessen) (VRDN) 0.180%, 09/01/11	8,600	8,600
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series B-2 (LOC - U.S. Bank) (VRDN) 0.140%, 09/01/11	2,000	2,000
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group (RB) Series B-4 (VRDN) 0.110%, 09/01/11	8,500	8,500
Ohio State Higher Educational Facility Commission, Denison University Project, Prerefunded 11/01/11 @ 101 (RB) 5.125%, 11/01/11	3,000	3,054
Ohio State Higher Educational Facility Commission, Marietta College 2007 Project (RB) (LOC - JP Morgan Chase Bank) (VRDN) 0.200%, 09/07/11	5,120	5,120
Ohio State Higher Educational Facility Commission, Oberlin College 2008 Project (RB) (SBPA - US Bank NA) (VRDN) 0.160%, 09/07/11	3,800	3,800
Ohio State Higher Educational Facility Commission, Xavier University 2000 Project (RB) (LOC - U.S. Bank) (VRDN) 0.180%, 09/07/11	5,120	5,120
Ohio State Higher Educational Facility Commission, Xavier University 2008 Project (RB) Series A (LOC - U.S. Bank) (VRDN) 0.180%, 09/07/11	4,800	4,800
Ohio State University (RB) (VRDN) 0.140%, 09/07/11	5,500	5,500
Ohio State University (RB) Series E (VRDN) 0.130%, 09/07/11	5,000	5,000
Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project (RB) Series B (LOC - Well Fargo Bank) (VRDN) 0.120%, 09/01/11	12,095	12,095
Ohio State Water Development Authority, Water Quality Project (RB) 5.000%, 12/01/11	3,500	3,541
Ohio State Water Development Authority, Water Quality Project (RB) Series A 3.000%, 12/01/11	1,000	1,006
Pickerington (BAN) (GO) 1.250%, 02/02/12	6,284	6,302

See Notes to Schedules of Investments
96

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued

Ohio — continued
Stow (BAN) (GO) 1.500%, 05/05/12	$2,000	$2,012
Total Municipal Securities (Cost $220,035)		220,035

	Number of Shares

AFFILIATED MONEY MARKET FUND — 0.1%
BlackRock Ohio Municipal Money Market Portfolio†##	210,516	211
Total Affiliated Money Market Fund (Cost $211)		211
TOTAL INVESTMENTS — 99.8% (Cost $220,246)*		220,246
Other Assets & Liabilities – 0.2%		385
TOTAL NET ASSETS – 100.0%		$220,631

*	Also cost for Federal income tax purposes.
†	See Note 2 in Notes to Schedules of Investments.
##	All or a portion of the security was held as collateral for when-issued securities or delayed-delivery transactions.

Please	see Investment Abbreviations and Definitions on Page 106.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$211	$ –	$–	$ 211
Municipal Securities	–	220,035	–	220,035

Total Assets — Investments in Securities	$211	$220,035	$–	$220,246

See Notes to Schedules of Investments
97

PNC Pennsylvania Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL SECURITIES - 97.7%
P ennsylvania – 95.6%
Beaver County Industrial Development Authority Pollution Control, FirstEnergy Generation Project (RB) Series A (LOC - Bank of Nova Scotia) (VRDN) 0.130%, 09/07/11	$1,500	$1,500
Beaver County Industrial Development Authority Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series A (LOC - Bank of Nova Scotia) (VRDN) 0.130%, 09/07/11	2,000	2,000
Bucks County Industrial Development Authority, Grand View Hospital (RB) Series A (LOC - TD Bank) (VRDN) 0.190%, 09/07/11	1,000	1,000
Delaware County Industrial Development Authority, Resource Recovery Facilities (RB) Series GE (VRDN) 0.150%, 09/07/11	2,500	2,500
Delaware County Industrial Development Authority, United Parcel Service Project (RB) (VRDN) 0.100%, 09/01/11	3,200	3,200
Delaware Valley Regional Financial Authority (RB) Series A (LOC - Bayerische Landesbank) (VRDN) 0.270%, 09/07/11	5,500	5,500
Emmaus General Authority (RB) Sub-Series B-24 (LOC - U.S. Bank) (VRDN) 0.170%, 09/07/11	1,000	1,000
Geisinger Authority, Geisinger Health System (RB) (VRDN) 0.130%, 09/01/11	3,700	3,700
Haverford Township School District (GO) (LOC - TD Bank) (VRDN) 0.210%, 09/07/11	2,170	2,170
Lancaster County Hospital Authority, Masonic Homes Project (RB) Series D (LOC - JP Morgan Chase Bank) (VRDN) 0.120%, 09/01/11	7,170	7,170
Lancaster County Hospital Authority, The Lancaster General Hospital Project (RB) (LOC - Bank of America) (VRDN) 0.160%, 09/01/11	5,500	5,500
Lower Merion Township School District, Capital Project (GO) Series B (LOC - U.S. Bank) (VRDN) 0.170%, 09/07/11	3,830	3,830
Northampton County General Purpose Authority, Lafayette College (RB) Series A (SBPA - TD Bank) (VRDN) 0.190%, 09/07/11	3,000	3,000
Northampton County General Purpose Authority, Lehigh University (RB) (SBPA - TD Bank) (VRDN) 0.190%, 09/07/11	1,000	1,000

	Par (000)	Value (000)
Northampton County Higher Education Authority, Lehigh University (RB) Series A (SBPA - Wells Fargo) (VRDN) 0.180%, 09/07/11	$2,700	$2,700
Pennsylvania Economic Development Financing Authority, Sunoco Project (RB) Series B (LOC - JP Morgan Chase Bank) (VRDN) 0.150%, 09/07/11	2,600	2,600
Pennsylvania Housing Finance Agency (RN) Series 111 0.450%, 09/22/11	3,000	3,000
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series A (VRDN) 0.130%, 09/01/11	3,700	3,700
Philadelphia School District (GO) Series F (LOC - Barclays Bank PLC) (VRDN) 0.150%, 09/07/11	4,500	4,500
Philadelphia, Multi-Modal (GO) Series B (LOC - Royal Bank of Canada) (VRDN) 0.170%, 09/07/11	2,000	2,000
Pittsburgh Water & Sewer Authority (RB) Sub-Series C-1C (LOC - Washington Federal Savings Bank & Federal Home Loan Bank) (AGM) (VRDN) 0.450%, 09/01/11	3,500	3,500
St. Mary Hospital Authority, Catholic Health Inititives (RB) Series C (VRDN) 0.130%, 09/07/11	2,700	2,700
Temple University of the Commonwealth System of Higher Education, University Funding Obligations (RN) 1.500%, 04/04/12	3,000	3,018
University of Pittsburgh (RN) 2.000%, 06/18/12	2,000	2,027
Washington County Authority, University of Pennsylvania Project (RB) (VRDN) 0.170%, 09/07/11	2,960	2,960

Puerto Rico — 2.1%
Commonwealth of Puerto Rico, Public Improvement (GO) Series C-5-2 (LOC - Barclays Bank PLC) (AGM) (VRDN) 0.150%, 09/07/11	1,710	1,710

Total Municipal Securities (Cost $77,485)		77,485

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.3%
BlackRock Pennsylvania Municipal Money Market Portfolio†	1,815,883	1,816
Total Affiliated Money Market Fund (Cost $1,816)		1,816
TOTAL INVESTMENTS — 100.0% (Cost $79,301)*		79,301
Other Assets & Liabilities - 0.0%		(22)
TOTAL NET ASSETS - 100.0%		$79,279

See Notes to Schedules of Investments
98

*	Also cost for Federal income tax purposes.
†	See Note 2 in Notes to Schedules of Investments.

Please	see Investment Abbreviations and Definitions on Page 106.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$1,816	$ –	$–	$ 1,816
Municipal Securities	–	77,485	–	77,485

Total Assets – Investments in Securities	$1,816	$77,485	$–	$79,301

See Notes to Schedules of Investments
99

P N C T a x E x e m p t M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 (U n a u d i t e d)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — 95.7%

Colorado — 2.0%
Colorado Housing & Finance Authority (RB) Series I-B3 (LOC - Federal Home Loan Mortgage Corporation and Federal National Mortgage Association) (VRDN) 0.170%, 09/07/11	$13,445	$13,445

Connecticut — 0.4%
Connecticut (GO) Series A (SBPA - Landesbank Hessen) (VRDN) 0.300%, 09/07/11	2,500	2,500

District of Columbia — 1.1%
District of Columbia, Georgetown University (RB) Series C (LOC -TD Bank) (VRDN) 0.130%, 09/07/11	7,500	7,500

Georgia — 2.1%
Cobb County (TAN) (GO) 1.250%, 12/30/11	14,000	14,044

Iowa — 1.5%
Iowa City (RB) (SBPA - U.S. Bank) (VRDN) 0.200%, 09/01/11	9,065	9,065
Iowa Higher Education Loan Authority, Morningside (RAN) (LOC - U.S. Bank) 2.000%, 05/18/12	1,100	1,112

		10,177

Kentucky — 3.3%
Berea Educational Facilities, Berea College Project (RB) Series A (VRDN) 0.090%, 09/01/11	4,850	4,850
Berea Educational Facilities, Berea College Project (RB) Series B (VRDN) 0.090%, 09/01/11	6,495	6,495
Kentucky Economic Development Finance Authority, Baptist Healthcare System (RB) Series B-1 (LOC - JP Morgan Chase Bank) (VRDN) 0.130%, 09/01/11	7,000	7,000
Kentucky Economic Development Finance Authority, Baptist Healthcare System (RB) Series B-2 (LOC - JP Morgan Chase Bank) (VRDN) 0.130%, 09/01/11	4,000	4,000

		22,345

Louisiana — 2.3%
Louisiana Public Facilities Authority, CHRISTUS Health (RB) Series B-3 (LOC - Bank of New York Mellon) (VRDN) 0.130%, 09/07/11	10,000	10,000
Louisiana Public Facilities Authority, Franciscan Missionaries of Our Lady Health System Project (RB) Series D (LOC - U.S. Bank) (VRDN) 0.130%, 09/01/11	5,300	5,300

		15,300

	Par (000)	Value (000)

Maryland — 1.6%
Baltimore Industrial Development Authority, Baltimore Capital Aquisition (RB) (LOC - Bayerische Landesbank) (VRDN) 0.320%, 09/07/11	$10,900	$10,900

Massachusetts — 13.3%
Commonwealth of Massachusetts, Central Artery (GO) Series A (SBPA - Landesbank Baden Wurtemburg) (VRDN) 0.190%, 09/01/11	23,750	23,750
Massachusetts Health & Educational Facilities Authority, Children’s Hospital Project (RB) Series N-4 (LOC - JP Morgan Chase Bank) (VRDN) 0.130%, 09/01/11	9,900	9,900
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System (RB) Series F-4 (VRDN) 0.190%, 09/07/11	26,800	26,800
Massachusetts Water Resources Authority (RB) Series F (SBPA - Bank of Nova Scotia) (VRDN) 0.130%, 09/07/11	5,000	5,000
Massachusetts Water Resources Authority, Multi-Modal (RB) Series C (LOC - Landesbank Hessen-Thuringen) (VRDN) 0.110%, 09/01/11	20,200	20,200
Massachusetts Water Resources Authority, Multi-Modal (RB) Series D (LOC - Landesbank Baden-Wurttemberg) (VRDN) 0.130%, 09/01/11	4,050	4,050

		89,700

Michigan — 6.4%
Michigan Finance Authority (RB) Series C-3 (LOC - Scotiabank) 2.000%, 08/20/12	6,000	6,098
Michigan State (GO) Series A 2.000%, 09/30/11	10,000	10,013
Michigan State Hospital Finance Authority, Ascension Health Center (RB) (VRDN) 0.450%, 03/01/12	5,000	5,000
University of Michigan (TECP) 0.130%, 09/07/11	7,000	7,000
University of Michigan Hospital (RB) Series A (VRDN) 0.060%, 09/01/11	5,000	5,000
University of Michigan Hospital (RB) Series B (VRDN) 0.170%, 09/07/11	10,000	10,000

		43,111

Minnesota — 3.0%
Minneapolis, Gateway University Project (RB) Series B (SBPA - Wells Fargo Bank) (VRDN) 0.190%, 09/07/11	8,720	8,720
Rochester Health Care Facilities (TECP) (VRDO) 0.120%, 10/06/11	11,400	11,400

		20,120

See Notes to Schedules of Investments
100

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued

Missouri — 2.8%
Missouri Development Finance Board Cultural Facilities, The Nelson Gallery Foundation (RB) Series A (SBPA - JP Morgan) (VRDN) 0.130%, 09/01/11	$5,000	$5,000
Missouri State Health & Educational Facilities Authority, Ascension Health (RB) Series C-3 (VRDN) 0.140%, 09/07/11	7,875	7,875
University of Missouri (RB) Series A (VRDN) 0.110%, 09/01/11	6,085	6,085

		18,960

Nevada — 3.6%
Reno, ReTRAC-Reno Transportation Rail Access Corridor Project (RB) (LOC - Bank of New York Mellon) (VRDN) 0.130%, 09/01/11	24,300	24,300

New Mexico — 0.6%
New Mexico Hospital Equipment Loan Council, Presbyterian HealthCare (RB) Series C (SBPA - Wells Fargo Bank) (VRDN) 0.210%, 09/07/11	3,870	3,870

New York — 2.4%
New York (GO) Sub-Series B-3 (LOC - TD Bank) (VRDN) 0.130%, 09/07/11	16,200	16,200

North Carolina — 7.7%
Charlotte-Mecklenburg Hospital Authority, Carolina Healthcare System (RB) Series B (SBPA - JP Morgan) (VRDN) 0.130%, 09/01/11	18,900	18,900
North Carolina Capital Facilities Finance Agency, Wake Forest University (RB) Series A (VRDN) 0.190%, 09/07/11	5,980	5,980
North Carolina Educational Facilities Finance Agency, Davidson College (RB) Series B (VRDN) 0.190%, 09/07/11	12,000	12,000
North Carolina State University at Raleigh (RB) Series B (SBPA - Bayerische Landesbank) (VRDN) 0.160%, 09/07/11	15,000	15,000

		51,880

Ohio — 11.0%
Franklin County Hospital Improvement, Nationwide Hospital Project (RB) Series B (VRDN) 0.180%, 09/07/11	16,400	16,400
Franklin County, Holy Cross Health Systems (RB) (VRDN) 0.160%, 09/07/11	6,400	6,400
Montgomery County, Catholic Health Initiatives (RB) Series B-1 (SBPA - Bank of New York) (VRDN) 0.160%, 09/07/11	3,800	3,800

	Par (000)	Value (000)
Montgomery County, Miami Valley Hospital (RB) Series B (SBPA - Barclays Bank PLC) (VRDN) 0.080%, 09/01/11	$4,500	$4,500
Montgomery County, Miami Valley Hospital (RB) Series B (SBPA - JP Morgan) (VRDN) 0.090%, 09/01/11	3,100	3,100
Ohio State (GO) Series B (VRDN) 0.150%, 09/07/11	7,500	7,500
Ohio State Higher Educational Facility Commission (TECP) Series B-5 (VRDO) 0.330%, 09/13/11	10,000	10,000
Ohio State Higher Educational Facility Commission, Case Western Reserve University 2002 Project (RB) Series A (SBPA - Landesbank Hessen) (VRDN) 0.180%, 09/01/11	19,500	19,500
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series B-1 (LOC - U.S. Bank) (VRDN) 0.130%, 09/01/11	3,350	3,350

		74,550

Oklahoma — 1.2%
Oklahoma Turnpike Authority (RB) Series F (SBPA - JP Morgan) (VRDN) 0.130%, 09/01/11	8,000	8,000

Pennsylvania — 9.9%
Beaver County Industrial Development Authority Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series A (LOC - Bank of Nova Scotia) (VRDN) 0.130%, 09/07/11	4,300	4,300
Delaware County Industrial Development Authority (RB) Series G (VRDN) 0.150%, 09/07/11	5,500	5,500
Delaware County Industrial Development Authority, Resource Recovery Facilities (RB) Series G (VRDN) 0.150%, 09/07/11	4,410	4,410
Delaware County Industrial Development Authority, Resource Recovery Facilities (RB) Series GE (VRDN) 0.150%, 09/07/11	5,140	5,140
Delaware Valley Regional Financial Authority (RB) Series A (LOC - Bayerische Landesbank) (VRDN) 0.270%, 09/07/11	3,800	3,800
Lower Merion Township School District, Capital Project (GO) Series B (LOC - U.S. Bank) (VRDN) 0.170%, 09/07/11	12,270	12,270
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - Wells Fargo Bank) (VRDN) 0.130%, 09/01/11	7,200	7,200

See Notes to Schedules of Investments
101

P N C T a x E x e m p t M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 (U n a u d i t e d)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Philadelphia, Multi-Modal (GO) Series B (LOC - Royal Bank of Canada) (VRDN) 0.170%, 09/07/11	$3,000	$3,000
Pittsburgh Water & Sewer Authority (RB) Sub-Series C-1C (LOC - Washington Federal Savings Bank and Federal Home Loan Bank) (AGM) (VRDN) 0.450%, 09/01/11	1,500	1,500
St. Mary Hospital Authority, Catholic Health Inititives (RB) Series C (VRDN) 0.130%, 09/07/11	8,800	8,800
Washington County Authority, University of Pennsylvania (RB) (VRDN) 0.170%, 09/07/11	11,165	11,165

		67,085

Tennessee — 1.5%
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives (RB) Series C (VRDN) 0.160%, 09/07/11	9,840	9,840

Texas — 11.7%
Harris County Cultural Education Facilities Finance, Methodist Hospital System (RB) Sub-Series C-2 (VRDN) 0.110%, 09/01/11	7,700	7,700
Harris County Health Facilities Development, Methodist Hospital System (RB) Series A-1 (VRDN) 0.110%, 09/01/11	5,000	5,000
Harris County Health Facilities Development, Texas Children’s Health (RB) Series 2 (SBPA - Bank of Nova Scotia) (VRDN) 0.180%, 09/01/11	21,355	21,355
Red River Education Financing Corporation, Texas Chrisitan University Project (RB) (VRDN) 0.150%, 09/07/11	5,000	5,000
Red River Education Financing Corporation, Texas Christian University Project (RB) (VRDN) 0.160%, 09/07/11	22,000	22,000
Tarrant County Health Facilities Development, Cook Children’s Medical System (RB) Series B (VRDN) 0.170%, 09/07/11	8,000	8,000
Texas (TRAN) Series A 2.500%, 08/30/12	10,000	10,223

		79,278

Utah — 1.5%
Utah County, IHC Health Services (RB) Series C (SPBA-U.S. Bank) (VRDN) 0.170%, 09/07/11	10,000	10,000

	Par (000)	Value (000)

Virginia — 2.8%
Fairfax County Industrial Development Authority, Fairfax Hospital (RB) Series D (VRDN) 0.170%, 09/07/11	$4,800	$4,800
Fairfax County Industrial Development Authority, INOVA Health System Project (RB) Series A-2 (SBPA-JP Morgan) (VRDN) 0.130%, 09/01/11	5,735	5,735
Fairfax County Industrial Development Authority, INOVA Health System Project (RB) Series C-1 (SBPA-JP Morgan) (VRDN) 0.130%, 09/01/11	3,565	3,565
Loudoun County Industrial Development Authority, Howard Hughes Medical (RB) Series A (VRDN) 0.110%, 09/07/11	5,000	5,000

		19,100

Washington — 1.6%
Tulalip Tribes of the Tulalip Reservation, Capital Projects (RB) (LOC-Wells Fargo Bank)(VRDN) 0.260%, 09/07/11	10,900	10,900

Puerto Rico — 0.4%
Commonwealth of Puerto Rico, Public Improvement (GO) Series C-5-2 (LOC—Barclays Bank PLC) (AGM) (VRDN) 0.150%, 09/07/11	2,940	2,940
Total Municipal Securities (Cost $646,045)		646,045

	Number of Shares

AFFILIATED MONEY MARKET FUND — 4.8%
BlackRock Liquidity Funds MuniFund Portfolio†	32,351,367	32,351
Total Affiliated Money Market Fund (Cost $32,351)		32,351

TOTAL INVESTMENTS — 100.5%
(Cost $678,396)*		678,396
Other Assets & Liabilities – (0.5)%		(3,319)

TOTAL NET ASSETS — 100.0%		$675,077

*	Also cost for Federal income tax purposes.
†	See Note 2 in Notes to Schedules of Investments.

Please	see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
102

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$32,351	$ –	$–	$ 32,351
Municipal Securities	–	646,045	–	646,045

Total Assets – Investments in Securities	$32,351	$646,045		$$678,396

See Notes to Schedules of Investments
103

P N C T r e a s u r y M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
A u g u s t 3 1, 2 0 1 1 (U n a u d i t e d)

	Par (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 96.9%
U.S. Treasury Bills† — 70.7%
0.005%, 09/01/11	$10,000	$10,000
0.007%, 09/01/11	20,000	20,000
0.153%, 09/01/11	10,000	10,000
0.003%, 09/08/11	35,000	35,000
0.003%, 09/15/11	20,000	20,000
0.015%, 09/15/11	10,000	10,000
0.040%, 09/15/11	10,000	10,000
0.020%, 09/22/11	15,000	15,000
0.051%, 09/22/11	5,000	5,000
0.120%, 09/22/11	14,000	14,000
0.009%, 09/29/11	10,000	10,000
0.005%, 10/06/11	6,000	6,000
0.024%, 10/13/11	10,000	10,000
0.024%, 10/13/11	20,000	19,999
0.017%, 10/27/11	18,000	18,000
0.095%, 10/27/11	10,000	10,000
0.016%, 11/10/11	33,000	33,000
0.091%, 11/17/11	7,000	6,999
0.091%, 11/17/11	9,000	8,998
0.280%, 12/15/11	5,000	4,996
0.205%, 04/05/12	5,500	5,493
0.228%, 04/05/12	5,800	5,792
0.160%, 05/03/12	3,000	2,997
0.165%, 05/03/12	500	499

		291,773

U.S. Treasury Notes — 26.2%
1.000%, 09/30/11	55,000	55,043
0.750%, 11/30/11	10,000	10,018
4.500%, 11/30/11	27,500	27,803
1.125%, 12/15/11	10,000	10,032
1.000%, 03/31/12	5,000	5,020

		107,916
Total U.S. Treasury Obligations (Cost $399,689)		399,689

	Number of Shares	Value (000)

MONEY MARKET FUND — 6.4%
Federated U.S. Treasury Cash Reserve Money Market Fund	26,236,036	$26,236
Total Money Market Fund (Cost $26,236)		26,236

AFFILIATED MONEY MARKET FUND — 0.1%
BlackRock Treasury Trust Fund††	500,000	500
Total Affiliated Money Market Fund (Cost $500)		500

TOTAL INVESTMENTS — 103.4% (Cost $426,425)*		426,425
Other Assets & Liabilities — (3.4)%		(13,959)
TOTAL NET ASSETS — 100.0%		$412,466

* Also cost for Federal income tax purposes.

† The rate shown is the effective yield at purchase date.

    Please see Investment Abbreviations and Definitions on Page 106.

See Notes to Schedules of Investments
104

Valuation Hierarchy:

A summary of inputs used to value the fund’s net assets as of August 31, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at August 31, 2011 (000)
Affiliated Money Market Fund	$500	$–	$–	$500
Money Market Fund	26,236	–	–	26,236
U.S. Treasury Obligations	–	399,689	–—	399,689

Total Assets – Investments in Securities	$26,736	$399,689	$–	$426,425

See Notes to Schedules of Investments
105

P N C F u n d s
I N V E S T M E N T A B B R E V I A T I O N S A N D D E F I N I T IONS
August 31, 2011 (Unaudited)

ADR — American Depository Receipt

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

CVO — Contingent Value Obligation

DD — Delayed Delivery Security

DN— Discount Note

ETM — Escrowed to Maturity

FDIC — Federal Deposit Insurance Corporation

FGIC — Financial Guaranty Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRN — Floating Rate Note: the rate shown is the rate in effect on August31,2011,

and the date shown is the final maturity date, not the next reset or put date.

The rate floats based on a predetermined index.

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

IBC — Integrity Building Corporation

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

Q-SBLF — Qualified State Bond Loan Fund

RADIAN — Radian Guaranty, Inc.

RAN — Revenue Anticipation Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

RN — Revenue Note

SBPA — Standby Bond Purchase Agreement

SONYMA — State of New York Mortgage Agency

STRB — Special Tax Revenue Bond

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

TLGP — Temporary Liquidity Guarantee Program

TRAN — Tax Revenue Anticipation Note

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31,

2011, and the date shown is the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on August 31, 2011, and the date shown is the next reset or put date.

See Notes to Schedules of Investments
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PNC Funds
NOTES TO SCHEDULES OF INVESTMENTS
August 3 1, 2011 (Unaudited)

Fund Organization

PNC Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Trust is a Delaware statutory trust. As of August 31, 2011, the Trust offered for sale shares of 30 Funds.

Effective July 1, 2011, the name of the PNC Small Cap Core Fund was changed to PNC Small Cap Fund.

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund and Small Cap Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

1. Significant Accounting Policies

Investment Valuation

Investment securities that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time). Securities quoted on the NASDAQ® National Market system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at their bid prices. The Funds, under supervision of the Board of Trustees of the Trust (the “Board”), reserve the right to alternatively utilize the mean between the most recent bid and asked prices, should such prices be determined to more accurately represent valuation. However, certain fixed income prices furnished by pricing services may be based on methods, which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems, which incorporate dealer-supplied valuations, to determine value. The Board has approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service.

Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board. Short-term obligations with greater than 60 days to maturity when purchased are valued at mark-to-market until the 60th day before maturity; after which they are valued at amortized cost until maturity.

Futures contracts are valued at the daily quoted settlement prices.

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Foreign securities are valued based upon quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those Funds each business day.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

—	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Equity securities for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing net asset value.

Futures contracts which are valued at their daily closing price.

—	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities and Investment Trusts – certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading pattern correlation in relation to the intraday trading in the U.S. markets for investments such as the movement of certain indexes, American Depositary Receipts, futures or exchange-traded funds; or, certain money market investment trusts falling outside of the 1940 Act that are priced at amortized cost.

109

PNC Funds
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2011 (Unaudited)

Fixed Income Securities – Pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs (“standard inputs”) such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; repurchase agreements; or, the use of multiple broker quoted prices or indications of value.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair valuation of investments.

Equity Securities – The significant use of unobservable inputs or inputs rendered stale due to infrequency.

Fixed Income Securities – single broker quotes in the form of an indication of value; or, pricing utilizing standard inputs which are considered unobservable.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. Certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading patterns may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements. The Funds did not have any significant transfers between Level 1 and Level 2 during the period ended August 31, 2011.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of August 31, 2011 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for purposes of preparing the Schedules of Investments.

Foreign Currency Translation

The books and records of the Balanced Allocation and International Equity Funds are maintained in U.S. dollars. The foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period.

Inflation-Indexed Bonds

Each Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Loan Agreements

Certain Funds may invest in direct debt instruments which represent interests in amounts owed by corporate, governmental or other borrowers to lenders or lending syndicates. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. As of August 31, 2011, there were no unfunded loan commitments in the Funds.

Repurchase Agreements

Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at

110

an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

When-Issued and Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Certain Funds may purchase or sell securities on a when-issued basis. These transactions (principally, TBA’s or To Be Announced) are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Derivative Financial Instruments

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Details of futures contracts open as of August 31, 2011 are included in the respective Fund’s Schedule of Investments.

During the period ended ended August 31, 2011, the futures transactions executed by the Equity Funds were as follows:

	National Cost of Contracts May 31, 2011 (000)	National Cost of Contracts Opened (000)	National Cost of Contracts Closed (000)	National Cost of Contracts August 31, 2011 (000)
Balanced Allocation Fund	$360	$380	$(360)	$380
International Equity Fund	10,180	10,772	(10,180)	10,772
Large Cap Growth Fund	1,341	4,766	(4,911)	1,196
S&P 500 Index Fund	731	4,695	(4,426)	1,000
Small Cap Core Fund	1,752	2,424	(2,684)	1,492

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PNC Funds
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2011 (Unaudited)

Foreign Equity Certificates

The Balanced Allocation and International Equity Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity linked certificates or participation notes. When doing so, the Funds purchase the certificates from an issuer, who in turn holds shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor.

2. Affiliated Holdings

The common stock of The PNC Financial Services Group, Inc. (“PNC Group”), the indirect parent company of PNC Capital Advisors, LLC, the investment adviser (the “Adviser”) to the Trust, is included in the S&P 500® Index. Like the other stocks in the S&P 500® Index, the S&P 500 Index Fund will invest in the common stock of the PNC Group in approximately the same proportion as the percentage the PNC Group common stock represents in the S&P 500® Index.

Affiliated Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the Money Market Funds offered by the Trust, PNC Advantage Funds and/or the BlackRock Funds. The Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. The total net purchases and sales of affiliated holdings for the period ended August 31, 2011 are shown in the table below.

	PNC Advantage Institutional Money Market Fund (000)	PNC Government Money Market Fund (000)	Institutional Money Market Trust* (000)
Balanced Allocation Fund	$(2,091)	$–	$(258)
International Equity Fund	(3,189)	–	(43,267)
Large Cap Core Equity Fund	207	–	–
Large Cap Growth Fund	397	–	–
Large Cap Value Fund	(1,358)	–	–
Mid Cap Value Fund	(7)	–	–
Multi-Factor Small Cap Core Fund	35	(298)	–
Multi-Factor Small Cap Growth Fund	30	(621)	–
Multi-Factor Small Cap Value Fund	71	(1,373)	–
S&P 500 Index Fund	230	(73)	–
Small Cap Core Fund	(3,977)	(11,449)	–

*	Advised by BlackRock, Inc.

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	PNC Advantage Institutional Money Market Fund (000)	PNC Government Money Market Fund (000)	PNC Ohio Municipal Money Market Fund (000)	PNC Pennsylvania Tax Exempt Money Market Fund (000)	PNC Tax Exempt Money Market Fund (000)
Bond Fund	$1,016	$–	$–	$–	$–
Government Mortgage Fund	868	–	–	–	–
High Yield Bond Fund	(624)	–	–	–	–
Intermediate Bond Fund	1,025	–	–	–	–
Limited Maturity Bond Fund	410	–	–	–	–
Total Return Advantage Fund	(365)	(325)	–	–	–
Ultra Short Bond Fund	(11,193)	–	–	–	–
Intermediate Tax Exempt Bond Fund	–	–	–	–	(895)
Ohio Intermediate Tax Exempt Bond Fund	–	–	(1,186)	–	–
Pennsylvania Intermediate Municipal Bond Fund	_	–	–	(178)	–
Tax–Exempt Limited Maturity Bond Fund	–	–	–	–	(115)

	PNC Advantage Institutional Money Market Fund (000)	BlackRock Liquidity Fund MuniFund (000)	BlackRock Ohio Municipal Money Market Fund (000)	BlackRock Pennsylvania Municipal Money Market Portfolio (000)
Money Market Fund	$(477)	$–	$–	$–
Ohio Municipal Money Market Fund	_	–	729	–
Pennsylvania Tax Exempt Money Market Fund	–	–	–	1,217
Tax Exempt Money Market Fund	–	31,835	–	–

Amounts presented as positive numbers represent net purchases of the respective Funds. Amounts presented as (negative) numbers represent net sales of the respective Funds.

3. Market and Credit Risk

Some countries in which certain of the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

The Balanced Allocation, Bond, Government Mortgage, High Yield Bond, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

The Maryland Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond, Pennsylvania Intermediate Municipal Bond, Ohio Municipal Money Market and Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. The Intermediate Tax Exempt Bond and Tax Exempt Money Market Funds follow an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

113

PNC Funds
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2011 (Unaudited)

Each Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities. Each of the Money Market Funds may invest up to 5% of net assets in illiquid securities. Such securities may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

4. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were available to be issued. All subsequent events determined to be relevant and material to the Schedules of Investments have been appropriately recorded.

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Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               PNC Funds

By (Signature and Title)*    /s/ Kevin A. McCreadie

                                               Kevin A. McCreadie, President

                                               (principal executive officer)

Date                10/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Kevin A. McCreadie

                                               Kevin A. McCreadie, President

                                               (principal executive officer)

Date            10/26/11

By (Signature and Title)*    /s/ John Kernan

                                               John Kernan, Treasurer

                                               (principal financial officer)

Date            10/26/11

*	Print the name and title of each signing officer under his or her signature.